Oppenheimer Limited-Term Government Fund

6803 South Tucson Way, Centennial, Colorado 80112-3924
1.800.225.5677

Statement of Additional Information dated November 21, 2003, revised as of
July 21, 2004

      This  Statement  of  Additional  Information  is not a  Prospectus.  This
document  contains  additional  information  about  the  Fund  and  supplements information in the Prospectus  dated  November 21, 2003, as  supplemented  from time to time. It should be read together  with the  Prospectus.  You can obtain the  Prospectus  by  writing  to the Fund's  Transfer  Agent,  OppenheimerFunds
Services,  at  P.O.  Box  5270,  Denver,  Colorado  80217,  or by  calling  the
Transfer Agent at the toll-free  number shown above,  or by downloading it from the OppenheimerFunds Internet web site at www.oppenheimerfunds.com.

Contents
                                                                        Page
About the Fund
Additional Information About the Fund's Investment Policies and Risks.  2

About Your Account

Financial Information About the Fund

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A B O U T T H E F U N D

Additional Information About the Fund's Investment Policies and Risks

      The  investment  objective,  the principal  investment  policies and the main risks of the Fund are  described  in the  Prospectus.  This  Statement of
Additional Information contains supplemental  information about those policies and risks and the types of  securities  that the  Fund's  investment  Manager,
OppenheimerFunds,  Inc.,  can select for the Fund.  Additional  information is also  provided  about the  strategies  that the Fund may use to try to achieve its objective.

The Fund's  Investment  Policies.  The composition of the Fund's portfolio and the  techniques  and  strategies  that the Fund's Manager may use in selecting portfolio  securities will vary over time. The Fund is not required to use all of the investment  techniques and strategies  described  below at all times in seeking its goal.  It may use some of the special  investment  techniques  and strategies at some times or not at all.

      |X| U.S.  Government  Securities.  The  obligations  of U.S.  government agencies or  instrumentalities  in which the Fund may invest may or may not be guaranteed  or supported by the "full faith and credit" of the United  States.
"Full  faith and credit"  means  generally  that the taxing  power of the U.S.
government  is pledged to the payment of interest  and  repayment of principal on a  security.  If a  security  is not backed by the full faith and credit of the United  States,  the owner of the security  must look  principally  to the agency issuing the  obligation  for repayment.  The owner might not be able to
assert  a  claim  against  the  United   States  if  the  issuing   agency  or
instrumentality  does  not meet  its  commitment.  The  Fund  will  invest  in securities  of U.S.  government  agencies  and  instrumentalities  only if the
Manager   is   satisfied   that  the   credit   risk  with   respect  to  such
instrumentality is minimal.

      With its  objective  of  seeking  high  current  return  and  safety  of principal,  the Fund may  purchase or sell  securities  without  regard to the length of time the security  has been held,  to take  advantage of  short-term
differentials  in  yields.   While  short-term  trading  increases   portfolio
turnover,  the execution cost for U.S. Government  Securities is substantially less than for equivalent  dollar values of equity  securities  (see "Brokerage
Provisions of the Investment Advisory Agreement," below).

      |X|  Duration  of the  Fund's  Portfolio.  The Fund can  invest  in debt securities of any maturity or duration but  currently has an operating  policy to maintain a  dollar-weighted  average  effective  portfolio  duration of not more than 3 years.  The goal is to try to manage the sensitivity of the Fund's portfolio  to  changes  in  interest  rates,  and in  doing so to  manage  the volatility of the Fund's share prices in response to those  changes.  However, unanticipated  events may change the  effective  duration of a security  after the Fund buys it,  and there can be no  assurance  that the Fund will  achieve its targeted duration at all times.

      The  Manager  determines  the  effective  duration  of debt  obligations purchased by the Fund  considering  various factors that apply to a particular type of debt  obligation,  including  those  described  below.  Duration  is a measure of the expected life of a security on a current-value  basis expressed in years,  using  calculations  that  consider the  security's  yield,  coupon interest payments, final maturity and call features.

      While a debt security's  maturity can be used to measure the sensitivity of the security's  price to changes in interest rates, the term to maturity of a security  does not take into  account the pattern (or  expected  pattern) of the security's payments of interest or principal prior to maturity.  Duration, on the other hand,  measures the length of the time  interval from the present to the time when the  interest  and  principal  payments  are  scheduled to be received (or, in the case of a  mortgage-related  security,  when the interest payments are expected to be  received).  Duration  calculations  weigh them by the present  value of the cash to be received at each future point in time. If the  interest  payments on a debt  security  occur prior to the  repayment  of principal,  the duration of the security is less than its stated maturity. For zero-coupon securities, duration and term to maturity are equal.

      Absent  other  factors,  the lower the stated or coupon rate of interest
on  a  debt   security   or  the  longer  the   maturity   or  the  lower  the
yield-to-maturity  of the  debt  security,  the  longer  the  duration  of the security.  Conversely,  the higher the stated or coupon rate of interest,  the shorter the maturity or the higher the  yield-to-maturity  of a debt security, the shorter the duration of the security.

      Futures,  options and options on futures in general have  durations that are closely  related to the duration of the  securities  that  underlie  them.
Holding long  futures  positions  or call option  positions  (backed by liquid assets) will tend to lengthen the portfolio's duration.

      In some  cases the  standard  effective  duration  calculation  does not properly  reflect the  interest  rate  exposure of a  security.  For  example, floating and variable rate  securities  often have final  maturities of ten or more years.  However,  their exposure to interest rate changes  corresponds to the frequency of the times at which their  interest  coupon rate is reset.  In the case of mortgage  pass-through  securities,  the stated final  maturity of the security is typically 30 years,  but current rates or prepayments are more important to determine the  security's  interest rate  exposure.  In these and other similar  situations,  the Manager will use other  analytical  techniques that  consider  the  economic  life  of  the  security  as  well  as  relevant macroeconomic  factors (such as historical  prepayment  rates) in  determining the Fund's effective duration.

      |X|  Debt  Securities.  The  Fund  can  invest  in  a  variety  of  debt securities  of domestic  companies  to seek its  objective.  In general,  debt securities are also subject to credit risk and interest rate risk.

         o Credit  Risk.  Credit risk  relates to the ability of the issuer to meet  interest or  principal  payments or both as they become due.  The Fund's
investments  primarily  are  U.S.  government   securities.   U.S.  government
securities,  although  unrated,  are generally  considered to be equivalent to securities in the highest rating categories. As stated in the prospectus,  the
Fund  may  invest  up to  20% of its  net  assets  in  investment  grade  debt securities.  Investment-grade  bonds are bonds rated at least "Baa" by Moody's
Investors  Service,  Inc.,  or at least  "BBB"  by  Standard  & Poor's  Rating
Service  or  Fitch,   Inc.,  or  that  have  comparable   ratings  by  another
nationally-recognized rating organization.

      In making  investments in debt securities,  the Manager may rely to some extent on the ratings of ratings  organizations or it may use its own research to evaluate a security's  credit-worthiness.  If securities  the Fund buys are unrated,  to be  considered  part of the Fund's  holdings of  investment-grade securities,  they must be judged by the Manager to be of comparable quality to bonds rated as investment grade by a rating organization.

         o Interest Rate Risk.  Interest rate risk refers to the  fluctuations in value of debt securities  resulting from the inverse  relationship  between price and yield. For example,  an increase in general interest rates will tend to reduce the market value of  already-issued  debt securities,  and a decline in general  interest  rates will tend to increase  their  value.  In addition, debt securities having longer maturities tend to offer higher yields,  but are subject to potentially greater  fluctuations in value from changes in interest rates than obligations having shorter maturities.

      Fluctuations in the market value of debt securities  after the Fund buys them will not affect the interest income payable on those  securities  (unless the  security  pays  interest  at a  variable  rate  pegged to  interest  rate
changes).   However,  those  price  fluctuations  will  be  reflected  in  the valuations of the  securities,  and therefore the Fund's net asset values will be affected by those fluctuations.

      |X| Mortgage-Related Securities.  Mortgage-related securities are a form of derivative investment  collateralized by pools of commercial or residential mortgages.  Pools of mortgage  loans are assembled as  securities  for sale to investors by government agencies or  instrumentalities  or by private issuers.
These  securities  include   collateralized   mortgage  obligations  ("CMOs"),
mortgage pass-through  securities,  stripped mortgage pass-through securities, interests in real estate  mortgage  investment  conduits  ("REMICs") and other real estate-related securities.

      Mortgage-related  securities  that are issued or  guaranteed by agencies or  instrumentalities  of the U.S.  government have  relatively  little credit risk  (depending on the nature of the issuer) but are subject to interest rate risks and prepayment  risks, as described in the Prospectus.  Mortgage-related securities issued by private issuers have greater credit risk.

      As  with  other  debt   securities,   the  prices  of   mortgage-related
securities tend to move inversely to changes in interest  rates.  The Fund can buy  mortgage-related  securities that have interest rates that move inversely to changes  in  general  interest  rates,  based on a  multiple  of a specific index.  Although  the value of a  mortgage-related  security  may decline when interest rates rise, the converse is not always the case.

      In periods of declining interest rates,  mortgages are more likely to be prepaid.  Therefore,  a mortgage-related  security's maturity can be shortened by  unscheduled  prepayments  on  the  underlying  mortgages,  and  it is  not possible to predict  accurately  the security's  yield.  The principal that is returned earlier than expected may have to be reinvested in other  investments having a lower yield than the prepaid security.  As a result, these securities may be  less  effective  as a  means  of  "locking  in"  attractive  long-term interest  rates,  and they may have less  potential  for  appreciation  during periods of declining  interest rates, than conventional  bonds with comparable stated maturities.

      Prepayment risks can lead to substantial  fluctuations in the value of a mortgage-related  security.  In turn,  this can affect the value of the Fund's shares. If a  mortgage-related  security has been purchased at a premium,  all or part of the  premium the Fund paid may be lost if there is a decline in the market value of the security,  whether that results from interest rate changes
or  prepayments  on  the  underlying  mortgages.   In  the  case  of  stripped
mortgage-related  securities,  if they experience  greater rates of prepayment than were anticipated,  the Fund may fail to recoup its initial  investment on the security.

      During  periods  of  rapidly  rising  interest  rates,   prepayments  of
mortgage-related  securities may occur at slower than expected  rates.  Slower prepayments  effectively may lengthen a mortgage-related  security's  expected maturity.  Generally,  that would cause the value of the security to fluctuate more widely in responses to changes in interest  rates.  If the prepayments on the Fund's  mortgage-related  securities were to decrease broadly,  the Fund's effective  duration,  and therefore its  sensitivity to interest rate changes, would increase.

      As  with  other  debt   securities,   the  values  of   mortgage-related
securities  may be  affected  by changes  in the  market's  perception  of the creditworthiness  of the entity issuing the securities or  guaranteeing  them.
Their  values may also be affected by changes in  government  regulations  and tax policies.

         o Commercial  (Privately-Issued)  Mortgage  Related  Securities.  The
Fund can invest in commercial  mortgage-related  securities  issued by private entities.  Generally these are multi-class  debt or pass-through  certificates secured by mortgage  loans on commercial  properties.  They are subject to the credit  risk of the issuer.  These  securities  typically  are  structured  to provide  protection to investors in senior classes from possible losses on the underlying  loans.  They do so by having holders of subordinated  classes take the first loss if there are defaults on the  underlying  loans.  They may also be  protected  to some  extent  by  guarantees,  reserve  funds or  additional collateralization mechanisms.

      |X|  Asset-Backed  Securities.  Asset-backed  securities  are fractional interests  in pools of  assets,  typically  accounts  receivable  or  consumer loans.  They are  issued  by  trusts or  special-purpose  corporations.  These securities  are  subject  to  prepayment  risks and the risk of default by the issuer as well as by the borrowers of the underlying  loans in the pool.  They are similar to mortgage-backed securities,  described above, and are backed by a pool of assets that consist of  obligations  of  individual  borrowers.  The income  from  the pool is  passed  through  to the  holders  of  participation interest  in the pools.  The pools may offer a credit  enhancement,  such as a bank letter of credit, to try to reduce the risks that the underlying  debtors will not pay their obligations when due.

      The value of an  asset-backed  security  is  affected  by changes in the market's  perception of the asset backing the security,  the  creditworthiness of the servicing  agent for the loan pool, the originator of the loans, or the financial institution  providing any credit enhancement,  and is also affected if any  credit  enhancement  has been  exhausted.  The risks of  investing  in asset-backed  securities are  ultimately  related to payment of consumer loans by the individual borrowers.  As a purchaser of an asset-backed  security, the
Fund would  generally have no recourse to the entity that originated the loans in the event of default by a  borrower.  The  underlying  loans are subject to prepayments,  which may  shorten the  weighted  average  life of  asset-backed securities  and may lower their  return,  in the same manner as in the case of mortgage-backed securities and CMOs, described above.

o     Forward Rolls. The Fund can enter into "forward roll" transactions with respect to  mortgage-related  securities (also referred to as "mortgage dollar rolls").  In this  type of  transaction,  the  Fund  sells a  mortgage-related security  to a  buyer  and  simultaneously  agrees  to  repurchase  a  similar security (the same type of security,  and having the same coupon and maturity)
at a later date at a set price.  The securities that are repurchased will have the same interest rate as the securities  that are sold, but typically will be collateralized  by different  pools of mortgages  (with  different  prepayment histories)  than the  securities  that have been sold.  Proceeds from the sale are invested in short-term  instruments,  such as repurchase  agreements.  The
income  from  those   investments,   plus  the  fees  from  the  forward  roll
transaction,  are  expected  to  generate  income to the Fund in excess of the yield on the securities that have been sold.

      The Fund will only  enter  into  "covered"  rolls.  To assure its future payment of the  purchase  price,  the Fund will  identify on its books  liquid assets in an amount equal to the payment obligation under the roll.

      These  transactions  have risks.  During the period between the sale and the  repurchase,  the Fund  will  not be  entitled  to  receive  interest  and principal  payments on the securities that have been sold. It is possible that the market value of the  securities the Fund sells may decline below the price at which the Fund is obligated to repurchase securities.

o     Collateralized  Mortgage  Obligations.  CMOs are multi-class  bonds that are backed by pools of mortgage loans or mortgage  pass-through  certificates.
They may be collateralized by:
(1)   pass-through  certificates  issued or guaranteed  by Ginnie Mae,  Fannie
                    Mae, or Freddie Mac,
(2)   unsecuritized   mortgage   loans   insured   by  the   Federal   Housing
                    Administration   or  guaranteed   by  the   Department  of
                    Veterans' Affairs,
(3)   unsecuritized conventional mortgages,
(4)   other mortgage-related securities, or
(5)   any combination of these.

      Each class of CMO,  referred to as a "tranche,"  is issued at a specific coupon rate and has a stated maturity or final  distribution  date.  Principal prepayments on the  underlying  mortgages may cause the CMO to be retired much earlier than the stated  maturity or final  distribution  date.  The principal and interest on the  underlying  mortgages may be allocated  among the several classes of a series of a CMO in different  ways. One or more tranches may have coupon rates that reset  periodically  at a specified  increase over an index.
These are floating  rate CMOs,  and  typically  have a cap on the coupon rate.
Inverse  floating  rate CMOs have a coupon  rate  that  moves in the  opposite direction of an applicable  index. The coupon rate on these CMOs will increase as general interest rates decrease.  These are usually much more volatile than fixed rate CMOs or floating rate CMOs.

o     U.S. Government Mortgage-Related Securities. The Fund can invest in a variety of  mortgage-related  securities  that are  issued by U.S.  government agencies or instrumentalities, some of which are described below.

o     GNMA  Certificates.   The  Government   National  Mortgage   Association
("GNMA") is a  wholly-owned  corporate  instrumentality  of the United  States within the U.S. Department of Housing and Urban Development.  GNMA's principal programs  involve its  guarantees  of  privately-issued  securities  backed by pools of mortgages.  Ginnie Maes are debt securities  representing an interest in one  mortgage  or a pool of  mortgages  that  are  insured  by the  Federal
Housing  Administration  or the Farmers Home  Administration  or guaranteed by the Veterans Administration

      The Ginnie  Maes in which the Fund  invests  are of the "fully  modified pass-through"  type.  They provide that the  registered  holders of the Ginnie
Maes  will  receive  timely  monthly  payments  of the  pro-rata  share of the scheduled  principal  payments  on the  underlying  mortgages,  whether or not those  amounts are collected by the issuers.  Amounts paid  include,  on a pro rata basis,  any  prepayment of principal of such  mortgages and interest (net of servicing and other charges) on the aggregate unpaid  principal  balance of the Ginnie Maes,  whether or not the interest on the underlying  mortgages has been collected by the issuers.

      The  Ginnie  Maes  purchased  by the Fund are  guaranteed  as to  timely payment of  principal  and  interest by GNMA.  In giving that  guaranty,  GNMA expects  that  payments  received  by the issuers of Ginnie Maes on account of the mortgages  backing the Ginnie Maes will be sufficient to make the required payments of principal of and interest on those Ginnie Maes.  However, if those payments are insufficient,  the guaranty agreements between the issuers of the
Ginnie Maes and GNMA require the issuers to make advances  sufficient  for the payments. If the issuers fail to make those payments, GNMA will do so.

      Under  Federal  law,  the full faith and credit of the United  States is pledged to the  payment of all  amounts  that may be required to be paid under any  guaranty  issued by GNMA as to such  mortgage  pools.  An  opinion  of an
Assistant  Attorney  General of the United  States,  dated  December  9, 1969, states that such  guaranties  "constitute  general  obligations  of the United
States  backed by its full faith and credit." GNMA is empowered to borrow from the United  States  Treasury to the extent  necessary  to make any payments of principal and interest required under those guaranties.

      Ginnie  Maes are  backed by the  aggregate  indebtedness  secured by the underlying  FHA-insured,  FMHA-insured or VA-guaranteed  mortgages.  Except to the extent of payments  received by the issuers on account of such  mortgages,
Ginnie  Maes do not  constitute  a  liability  of those  issuers,  nor do they evidence any recourse against those issuers.  Recourse is solely against GNMA.
Holders  of Ginnie  Maes (such as the Fund) have no  security  interest  in or lien on the underlying mortgages.

      Monthly  payments of principal will be made, and additional  prepayments of  principal  may be  made,  to  the  Fund  with  respect  to  the  mortgages underlying  the Ginnie  Maes owned by the Fund.  All of the  mortgages  in the pools  relating  to the  Ginnie  Maes in the Fund are  subject  to  prepayment without any significant  premium or penalty,  at the option of the mortgagors.
While the mortgages on 1-to-4-family  dwellings underlying certain Ginnie Maes have a stated maturity
of up to 30 years,  it has been the  experience of the mortgage  industry that the  average  life  of  comparable  mortgages,  as a  result  of  prepayments, refinancing and payments from foreclosures, is considerably less.

o     Federal Home Loan Mortgage Corporation ("FHLMC") Certificates.  FHLMC, a
corporate  instrumentality  of the United  States,  issues FHLMC  Certificates representing  interests in mortgage loans. FHLMC guarantees to each registered holder of a FHLMC  Certificate  timely  payment of the amounts  representing a holder's proportionate share in:
(i)   interest payments less servicing and guarantee fees,
(ii)  principal prepayments, and
(iii) the   ultimate   collection   of  amounts   representing   the  holder's
                   proportionate   interest  in  principal   payments  on  the
                   mortgage  loans  in  the  pool  represented  by  the  FHLMC
                   Certificate,  in each case  whether or not such amounts are actually received.

      The obligations of FHLMC under its guarantees are obligations  solely of
FHLMC and are not backed by the full faith and credit of the United  States or any of its agencies or instrumentalities other than FHLMC.

o     Federal National Mortgage Association (Fannie Mae) Certificates.  Fannie
Mae, a federally-chartered and privately-owned corporation,  issues Fannie Mae
Certificates  which  are  backed  by a pool  of  mortgage  loans.  Fannie  Mae guarantees  to each  registered  holder of a Fannie Mae  Certificate  that the holder will receive amounts representing the holder's  proportionate  interest in scheduled principal and interest payments,  and any principal  prepayments, on the  mortgage  loans  in the pool  represented  by such  Certificate,  less servicing and guarantee fees, and the holder's  proportionate  interest in the full principal amount of any foreclosed or other liquidated  mortgage loan. In each case the  guarantee  applies  whether or not those  amounts are  actually received.  The  obligations of Fannie Mae under its guarantees are obligations solely of Fannie  Mae and are not  backed by the full  faith and credit of the
United  States or any of its agencies or  instrumentalities  other than Fannie
Mae.

      |X|  Treasury  Inflation-Protection  Securities.  The  Fund can buy U.S.
Treasury  securities,   called  "TIPS,"  which  are  designed  to  provide  an
investment  vehicle that is not  vulnerable  to  inflation.  The interest rate paid by TIPS is fixed. The principal value rises or falls  semi-annually based on changes in the published  Consumer Price Index.  If inflation  occurs,  the principal  and  interest  payments on TIPS are  adjusted to protect  investors from  inflationary  loss.  If deflation  occurs,  the  principal  and interest payments  will be adjusted  downward,  although  the  principal  will not fall below its face amount at maturity.

      |X|   Zero-Coupon   Securities.   The  Fund  may  buy   zero-coupon  and
delayed-interest  securities and "stripped"  securities.  These will typically be U.S.  Treasury  Notes and Bonds that have been stripped of their  unmatured
interest  coupons,  the  coupons  themselves,   or  certificates  representing
interests in those stripped debt obligations and coupons.

      Zero-coupon  securities do not make periodic  interest  payments and are sold  at a deep  discount  from  their  face  value  at  maturity.  The  buyer recognizes  a rate of return  determined  by the gradual  appreciation  of the security,  which is redeemed at face value on a specified  maturity date. This discount  depends on the time remaining until maturity,  as well as prevailing interest  rates,  the liquidity of the security and the credit  quality of the issuer. The discount typically decreases as the maturity date approaches.

      Because   zero-coupon   securities   pay  no   interest   and   compound
semi-annually at the rate fixed at the time of their issuance,  their value is generally  more  volatile  than the value of other  debt  securities  that pay
interest.   Their  value  may  fall  more   dramatically  than  the  value  of
interest-bearing   securities   when  interest  rates  rise.  When  prevailing
interest  rates  fall,  zero-coupon  securities  tend to rise more  rapidly in value because they have a fixed rate of return.

      The Fund's  investment in  zero-coupon  securities may cause the Fund to recognize  income and make  distributions  to shareholders  before it receives any cash payments on the zero-coupon  investment.  To generate cash to satisfy
those  distribution  requirements,   the  Fund  may  have  to  sell  portfolio
securities  that it  otherwise  might  have  continued  to hold or to use cash flows from other sources such as the sale of Fund shares.

      |X|  Portfolio  Turnover.  "Portfolio  turnover"  describes  the rate at which the Fund traded its  portfolio  securities  during its last fiscal year.
For  example,  if a fund  sold all of its  securities  during  the  year,  its portfolio  turnover rate would have been 100%. The Fund's  portfolio  turnover rate will  fluctuate  from year to year.  Increased  portfolio  turnover could create  higher  transaction  costs for the Fund,  which may reduce its overall performance.  Additionally,  the  realization  of capital  gains from  selling portfolio  securities may result in distributions of taxable long-term capital gains to  shareholders,  since the Fund will  normally  distribute  all of its capital  gains  realized  each year,  to avoid excise taxes under the Internal
Revenue Code.

      The Fund's  portfolio  turnover rate for the fiscal year ended September
30, 2003, was 82%. That was a significant  decrease from the Fund's  portfolio turnover  rate of 161% for its  fiscal  year ended  September  30,  2002.  The change is primarily  the result of a new  management  team which took over the day-to-day  management of the Fund in April 2002. The new portfolio management team  repositioned  the Fund's portfolio soon after taking over the management of the Fund resulting in the higher  turnover rate for fiscal year 2002.  Once the portfolio was  repositioned in 2002 the Fund's  portfolio  management team has  maintained  a  consistent  investment  strategy,  resulting  in the lower portfolio turnover rate for fiscal year 2003.

      |X| Interfund  Borrowing and Lending  Arrangements.  Consistent with its fundamental  policies  and  pursuant  to an  exemptive  order  issued  by  the
Securities and Exchange Commission  ("SEC"),  the Fund may engage in borrowing and  lending  activities  with other  funds in the  OppenheimerFunds  complex.
Borrowing money from  affiliated  funds may afford the Fund the flexibility to
use  the  most   cost-effective   alternative   to   satisfy   its   borrowing
requirements.  Lending  money  to an  affiliated  fund may  allow  the Fund to obtain  a  higher  rate of  return  than  it  could  from  interest  rates  on alternative  short-term  investments.  Implementation  of interfund lending is
being  accomplished   consistent  with  applicable  regulatory   requirements,
including the provisions of the SEC order.

         o  Interfund  Borrowing.  The Fund will not  borrow  from  affiliated funds unless the terms of the borrowing  arrangement are at least as favorable as the terms the Fund could otherwise  negotiate with a third party. To assure that the Fund will not be  disadvantaged by borrowing from an affiliated fund, certain  safeguards  are  being  implemented.  Examples  of  these  safeguards include the following:
o     the Fund  will  not  borrow  money  from  affiliated  funds  unless  the interest  rate is  more  favorable  than  available  bank  loan rates;
o     the Fund's  borrowing from affiliated  funds must be consistent with its investment objective and investment policies;
o     the  loan  rates  will  be  the  average  of  the  overnight  repurchase agreement rate  available  through the  OppenheimerFunds  joint repurchase  agreement  account  and a  pre-established  formula based on quotations from  independent  banks to approximate the lowest  interest rate at which bank loans would be available to the Fund;
o     if the Fund has  outstanding  borrowings  from all sources  greater than
               10% of its  total  assets,  then  the  Fund  must  secure  each additional  outstanding  interfund loan by  segregating  liquid assets of the Fund as collateral;
o     the Fund cannot borrow from an affiliated  fund in excess of 125% of its total redemptions for the preceding seven days;
o     each interfund loan may be repaid on any day by the Fund; and
o     the Trustees will be provided  with a report of all interfund  loans and the Trustees  will monitor all such  borrowings  to ensure that the Fund's participation is appropriate.

      There is a risk that a  borrowing  fund could have a loan  called on one days' notice. In that circumstance,  the Fund might have to borrow from a bank at a higher  interest  cost if money to lend were not  available  from another
Oppenheimer fund.

         o   Interfund   Lending.   To  assure  that  the  Fund  will  not  be
disadvantaged  by making loans to affiliated  funds,  certain  safeguards  are being implemented. Examples of these safeguards include the following:

o     the Fund will not lend money to  affiliated  funds  unless the  interest rate on such  loan is  determined  to be  reasonable  under the circumstances;
o     the Fund  may not  make  interfund  loans  in  excess  of 15% of its net assets;
o     an interfund loan to any one affiliated  fund shall not exceed 5% of the
               Fund's net assets;
o     an interfund loan may not be outstanding for more than seven days;
o     each interfund loan may be called on one business day's notice; and
o     the Manager  will provide the Trustees  reports on all  interfund  loans demonstrating that the Fund's  participation is appropriate and that the loan is consistent with its investment  objectives and policies.

      When the Fund  lends  assets to  another  affiliated  fund,  the Fund is subject to the risk that the borrowing fund might fail to repay the loan.

      |X| Temporary Defensive and Interim Investments.  When market conditions are unstable,  or the Manager  believes it is otherwise  appropriate to reduce holdings in stocks,  the Fund can invest in a variety of debt  securities  for defensive purposes.  The Fund can also purchase these securities for liquidity purposes to meet cash needs due to the  redemption of Fund shares,  or to hold while  waiting to  reinvest  cash  received  from the sale of other  portfolio securities.  The  Fund's  temporary  defensive  investments  can  include  the following  short-term (maturing in one year or less)  dollar-denominated  debt obligations:
o     obligations  issued  or  guaranteed  by  the  U.  S.  government  or its instrumentalities or agencies,
o     commercial paper (short-term,  unsecured  promissory notes) rated in the highest rating category by an established rating organization,
o     debt  obligations of domestic or foreign  corporate  issuers rated "Baa"
            or higher by Moody's or "BBB" or higher by Standard & Poor's,
o     certificates  of  deposit  and  bankers'   acceptances  and  other  bank
            obligations, and
o     repurchase agreements.

      Short-term debt  securities  would normally be selected for defensive or cash  management  purposes  because  they can normally be disposed of quickly, are not generally  subject to significant  fluctuations in principal value and their value will be less subject to interest rate risk than  longer-term  debt securities.

Other  Investment  Techniques and  Strategies.  In seeking its objective,  the
Fund  may  from  time to time  use the  types  of  investment  strategies  and investments  described  below.  It  is  not  required  to  use  all  of  these strategies at all times, and at times may not use them.

      |X|   "Stripped"  Mortgage-Related  Securities.  The Fund may  invest in stripped mortgage-related  securities that are created by segregating the cash flows from underlying  mortgage loans or mortgage  securities to create two or more  new  securities.  Each  has a  specified  percentage  of the  underlying security's  principal  or interest  payments.  These are a form of  derivative investment.

      Mortgage  securities  may be  partially  stripped  so  that  each  class receives some  interest and some  principal.  However,  they may be completely stripped.  In that case all of the interest is  distributed  to holders of one type of security,  known as an "interest-only"  security, or "I/O," and all of the principal is distributed to holders of another type of security,  known as a  "principal-only"  security or "P/O." Strips can be created for pass-through certificates or CMOs.

      The yields to maturity of I/Os and P/Os are very  sensitive to principal repayments  (including  prepayments)  on  the  underlying  mortgages.  If  the underlying  mortgages  experience  greater  than  anticipated  prepayments  of principal,  the Fund might not fully recoup its  investment in an I/O based on those  assets.  If  underlying  mortgages  experience  less  than  anticipated prepayments  of  principal,  the yield on the P/Os based on them could decline substantially.

      |X|  Floating  Rate  and  Variable  Rate   Obligations.   Variable  rate
obligations  may have a demand  feature  that  allows  the Fund to tender  the obligation  to the issuer or a third party prior to its  maturity.  The tender may be at par  value  plus  accrued  interest,  according  to the terms of the obligations.

      The  interest  rate on a floating  rate note is  adjusted  automatically according to a stated  prevailing  market  rate,  such as a bank's prime rate, the 91-day U.S.  Treasury Bill rate, or some other standard.  The instrument's rate is  adjusted  automatically  each  time the base  rate is  adjusted.  The interest  rate on a variable  rate note is also  based on a stated  prevailing market rate but is adjusted  automatically at specified intervals.  Generally, the changes in the interest rate on such securities  reduce the fluctuation in their market value. As interest rates decrease or increase,  the potential for capital  appreciation  or  depreciation  is  less  than  that  for  fixed-rate obligations  of the same  maturity.  The Manager may determine that an unrated floating rate or variable rate obligation  meets the Fund's quality  standards by reason of being backed by a letter of credit or guarantee  issued by a bank that meets those quality standards.

      Floating  rate  and  variable  rate  demand  notes  that  have a  stated
maturity  in excess of one year may have  features  that  permit the holder to
recover  the  principal  amount  of  the  underlying   security  at  specified
intervals not  exceeding  one year and upon no more than 30 days' notice.  The issuer  of  that  type of  note  normally  has a  corresponding  right  in its discretion,  after a given period, to prepay the outstanding  principal amount of the note  plus  accrued  interest.  Generally  the  issuer  must  provide a specified number of days' notice to the holder.

      Step-coupon bonds have a coupon interest rate that changes  periodically during the life of the security on  predetermined  dates that are set when the security is issued.

      |X| Repurchase  Agreements.  The Fund can acquire  securities subject to repurchase agreements. It might do so
o     for liquidity  purposes to meet anticipated  repurchases of Fund shares,
            or
o     pending the investment of the proceeds from sales of Fund shares, or
o     pending the  settlement  of portfolio  securities  transactions,  or for temporary defensive purposes, as described below

      In a  repurchase  transaction,  the  Fund  buys  a  security  from,  and
simultaneously   resells  it  to,  an  approved  vendor  for  delivery  on  an agreed-upon  future date.  The resale price  exceeds the purchase  price by an amount that reflects an  agreed-upon  interest  rate  effective for the period during which the repurchase  agreement is in effect.  Approved vendors include
U.S.  commercial banks, U.S. branches of foreign banks, or broker-dealers that have been  designated as primary dealers in government  securities.  They must meet credit  requirements  set by the Manager from time to time.  The majority of these  transactions  run  from day to day,  and  delivery  pursuant  to the resale typically occurs within one to five days of the purchase.

      Repurchase  agreements,  considered "loans" under the Investment Company
Act  of  1940  (the  "Investment  Company  Act"),  are  collateralized  by the underlying  security.  The Fund's  repurchase  agreements  require that at all times  while  the  repurchase  agreement  is  in  effect,  the  value  of  the collateral  must equal or exceed the repurchase  price to fully  collateralize the repayment obligation.  As a fundamental policy, the Fund requires that the ownership  and control of the  securities  subject to a  repurchase  agreement must be  transferred  to the Fund.  However,  if the  vendor  fails to pay the resale  price on the delivery  date,  the Fund may incur costs in disposing of the collateral and may experience  losses if there is any delay in its ability to do so. The Manager will monitor the  vendor's  creditworthiness  to confirm that the vendor is financially  sound and will monitor the collateral's  value on an ongoing basis.

      The Fund's  investments in repurchase  agreements  maturing in more than seven  (7)  days  are  limited  by the  Fund's  restriction  on  illiquid  and restricted  securities as stated in the  Prospectus.  The Fund has no limit on investments in repurchase agreements maturing in less than 7 days.

      Pursuant to an Exemptive  Order issued by the SEC, the Fund,  along with other  affiliated  entities  managed by the Manager,  may transfer  uninvested cash balances into one or more joint repurchase  accounts.  These balances are invested  in one or more  repurchase  agreements,  secured by U.S.  government
securities.   Securities   that  are  pledged  as  collateral  for  repurchase
agreements  are held by a custodian  bank until the  agreements  mature.  Each joint repurchase  arrangement requires that the market value of the collateral be sufficient to cover  payments of interest and  principal;  however,  in the event of default by the other  party to the  agreement,  retention  or sale of the collateral may be subject to legal proceedings.

      |X|  Illiquid  and  Restricted   Securities.   Under  the  policies  and
procedures   established  by  the  Fund's  Board  of  Trustees,   the  Manager
determines the liquidity of certain of the Fund's  investments.  To enable the
Fund to sell its holdings of a restricted  security not  registered  under the
Securities  Act of 1933,  the Fund may have to cause  those  securities  to be
registered.   The  expenses  of  registering   restricted  securities  may  be
negotiated  by the  Fund  with  the  issuer  at the  time  the  Fund  buys the securities.  When the Fund must arrange  registration  because the Fund wishes to sell the security,  a  considerable  period may elapse between the time the decision is made to sell the security and the time the security is  registered so that the Fund could sell it. The Fund would bear the risks of any  downward price fluctuation during that period.

      The  Fund  may  also  acquire  restricted   securities  through  private
placements.  Those  securities have  contractual  restrictions on their public resale.  Those  restrictions  may make it more  difficult  to value them,  and might limit the Fund's  ability to dispose of the  securities  and might lower the amount the Fund could realize upon the sale.

      The  Fund  has  limitations   that  apply  to  purchases  of  restricted
securities, as stated in the Prospectus.  Those percentage restrictions do not limit  purchases  of  restricted  securities  that  are  eligible  for sale to qualified  institutional  purchasers  under Rule 144A of the Securities Act of
1933,  if those  securities  have been  determined to be liquid by the Manager under  Board-approved  guidelines.  Those  guidelines  take into  account  the trading  activity for such securities and the availability of reliable pricing information,  among other factors. If there is a lack of trading interest in a particular  Rule 144A  security,  the Fund's  holdings of that security may be considered to be illiquid.

      Illiquid securities include repurchase  agreements maturing in more than seven  days and  participation  interests  that do not have  puts  exercisable within seven days.

      |X| Reverse Repurchase  Agreements.  The Fund can use reverse repurchase agreements  as a cash  management  tool,  but not as a source of leverage  for investing.  It does not currently use reverse repurchase  agreements,  but may do  so in  the  future.  When  the  Fund  enters  into  a  reverse  repurchase agreement,  it  segregates  on its books an amount of cash or U.S.  government securities  equal in  value to the  purchase  price of the  securities  it has committed  to buy,  plus  accrued  interest,  until the payment is made to the seller.  As a  fundamental  policy,  the Fund  will not  enter  into a reverse repurchase  agreement unless the securities that collateralize the transaction have a maturity date not later than the  settlement  date of the  transaction.
Before  the Fund  enters  into a reverse  repurchase  agreement,  the  Manager
evaluates   the   creditworthiness   of  the  seller,   typically  a  bank  or
broker-dealer.

      |X|  "When-Issued"  and  "Delayed-Delivery"  Transactions.  The Fund can
purchase  securities on a "when-issued"  basis,  and may purchase or sell such securities on a "delayed-delivery" basis.  "When-issued" or "delayed-delivery"
refers to  securities  whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

      When such  transactions  are  negotiated,  the price (which is generally expressed  in yield  terms)  is fixed  at the  time  the  commitment  is made.
Delivery  and payment  for the  securities  take place at a later  date.  As a fundamental  policy, the Fund will not enter into such transactions unless the settlement  date is within  120 days of the trade  date and is settled in cash on the  settlement  date.  The  securities are subject to change in value from market fluctuations during the period until settlement.  The value at delivery may be less than the purchase  price.  For example,  changes in interest rates in a direction other than that expected by the Manager before  settlement will affect the value of such  securities and may cause a loss to the Fund.  During the period between  purchase and settlement,  the Fund makes no payment to the issuer  and no  interest  accrues  to the Fund  from the  investment  until it receives  the security at  settlement.  There is a risk of loss to the Fund if the value of the security  changes prior to the settlement  date, and there is the risk that the other party may not perform.

      The Fund may  engage in  when-issued  transactions  to  secure  what the
Manager  considers  to be an  advantageous  price  and  yield  at the time the obligation  is  entered  into.  When the Fund  enters  into a  when-issued  or delayed-delivery  transaction,  it relies on the other party to  complete  the transaction.  Its failure to do so may cause the Fund to lose the  opportunity to obtain  the  security  at a price and yield  the  Manager  considers  to be advantageous.

      When the Fund engages in when-issued and delayed-delivery  transactions, it does so for the purpose of acquiring or selling securities  consistent with its  investment  objective  and  policies  for its  portfolio  or for delivery pursuant to options  contracts it has entered  into,  and not for the purposes of  investment  leverage.  Although  the Fund will enter into  when-issued  or delayed-delivery  purchase  transactions to acquire  securities,  the Fund may dispose of a commitment  prior to  settlement.  If the Fund chooses to dispose of the right to acquire a when-issued  security prior to its acquisition or to dispose of its right to deliver or receive  against a forward  commitment,  it may incur a gain or loss.

      At the  time  the  Fund  makes  the  commitment  to  purchase  or sell a
security  on  a  when-issued  or   delayed-delivery   basis,  it  records  the
transaction  on its books and reflects the value of the security  purchased in determining the Fund's net asset value. In a sale transaction,  it records the proceeds to be received.  The Fund will identify on its books liquid assets at least  equal in value to the value of the Fund's  purchase  commitments  until the Fund pays for the investment.

      When-issued and  delayed-delivery  transactions  can be used by the Fund as a defensive  technique  to hedge  against  anticipated  changes in interest rates and  prices.  For  instance,  in  periods of rising  interest  rates and falling  prices,  the Fund might sell securities in its portfolio on a forward commitment  basis to  attempt to limit its  exposure  to  anticipated  falling prices.  In periods  of falling  interest  rates and rising  prices,  the Fund might sell portfolio  securities  and purchase the same or similar  securities on a when-issued or delayed-delivery  basis to obtain the benefit of currently higher cash yields.

      |X| Loans of Portfolio Securities.  To raise cash for liquidity purposes or income, the Fund can lend its portfolio securities to brokers,  dealers and other  types  of  financial  institutions  approved  by the  Fund's  Board  of
Trustees.  These  loans are  limited  to not more than 25% of the value of the
Fund's total assets.  The Fund currently does not intend to engage in loans of securities  in the coming year,  but if it does so, such loans will not likely exceed  5% of the  Fund's  total  assets.  A  policy  of the  Fund's  Board of
Trustees limits these loans to 10% of the Fund's net assets.

      There are some risks in connection  with  securities  lending.  The Fund might experience a delay in receiving additional  collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults.  The
Fund must receive collateral for a loan. Under current  applicable  regulatory requirements  (which are subject to  change),  on each  business  day the loan collateral  must be at least equal to the value of the loaned  securities.  It must  consist  of cash,  bank  letters  of  credit or  securities  of the U.S.
government or its agencies or instrumentalities,  or other cash equivalents in which  the Fund is  permitted  to  invest.  To be  acceptable  as  collateral, letters of credit must obligate a bank to pay amounts  demanded by the Fund if the demand  meets the terms of the  letter.  The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      When it  lends  securities,  the  Fund  receives  amounts  equal  to the dividends or interest on loaned  securities.  It also  receives one or more of
(a) negotiated loan fees, (b) interest on securities  used as collateral,  and
(c)  interest  on any  short-term  debt  securities  purchased  with such loan collateral.  Either type of interest may be shared with the borrower. The Fund may  also  pay  reasonable  finders',  custodian  and  administrative  fees in connection  with  these  loans.  The  terms  of the  Fund's  loans  must  meet applicable  tests under the Internal  Revenue Code and must permit the Fund to reacquire  loaned  securities  on five days'  notice or in time to vote on any important matter.

      |X|  Borrowing.  The Fund has the  ability to borrow  from banks  and/or affiliated  investment  companies on an unsecured basis to invest the borrowed funds  in  portfolio  securities.  If the  Fund  does  borrow,  it  must do so consistent  with its fundamental  policy on borrowing  below.  Currently,  the
Fund  does not  anticipate  that its  borrowings  would  exceed  5% of its net assets.

      |X|  Derivatives.  The  Fund  can  invest  in a  variety  of  derivative investments  to seek  income  or for  hedging  purposes.  A  number  of  these
derivative   investments,   such  as  "interest-only"   and   "principal-only"
securities,  have been described above. Some other derivative  investments the
Fund may use are the hedging instruments  described below in this Statement of
Additional Information.

      |X| Hedging.  Although the Fund does not anticipate the extensive use of hedging  instruments,  the Fund can use hedging  instruments.  The Fund is not obligated to use hedging instruments,  even though it is permitted to use them in the  Manager's  discretion,  as  described  below.  To  attempt  to protect against  declines in the market value of the Fund's  portfolio,  to permit the
Fund to retain  unrealized  gains in the value of portfolio  securities  which have appreciated,  or to facilitate selling securities for investment reasons, the Fund could:
o     sell futures contracts,
o     buy puts on such futures or on securities, or
o     write covered calls on securities or futures.  Covered calls may also be used to  increase  the Fund's  income,  but the  Manager  does not expect to engage extensively in that practice.

      The Fund can use  hedging  to  establish  a position  in the  securities market as a temporary  substitute for  purchasing  particular  securities.  In that case the Fund would  normally  seek to purchase the  securities  and then terminate  that hedging  position.  The Fund might also use this type of hedge to attempt to protect  against the possibility  that its portfolio  securities would not be fully  included  in a rise in value of the  market.  To do so the
Fund could:
o     buy futures, or
o     buy calls on such futures or on securities.

      The Fund is not obligated to use hedging instruments,  even though it is permitted to use them in the Manager's  discretion,  as described  below.  The
Fund's  strategy  of hedging  with  futures  and  options  on futures  will be incidental  to the  Fund's  activities  in the  underlying  cash  market.  The particular hedging  instruments the Fund can use are described below. The Fund may employ new hedging instruments and strategies when they are developed,  if those investment  methods are consistent with the Fund's investment  objective and are permissible under applicable regulations governing the Fund.

o     Futures.  The Fund can buy and sell  futures  contracts  that  relate to debt  securities  (these are  referred  to as  "interest  rate  futures").  An interest  rate future  obligates  the seller to deliver (and the  purchaser to take)  cash or a  specified  type of  debt  security  to  settle  the  futures transaction at a specified future date.  Either party could also enter into an offsetting contract to close out the position.

      No money is paid or  received  by the Fund on the  purchase or sale of a future.  Upon entering into a futures  transaction,  the Fund will be required to deposit an initial  margin  payment  with the futures  commission  merchant
(the "futures  broker").  Initial  margin  payments will be deposited with the
Fund's  Custodian bank in an account  registered in the futures broker's name.
However,  the  futures  broker  can gain  access to that  account  only  under specified  conditions.  As the future is marked to market  (that is, its value on the  Fund's  books is  changed)  to reflect  changes  in its market  value, subsequent  margin payments,  called variation  margin,  will be paid to or by the futures broker daily.

      At any time prior to  expiration  of the  future,  the Fund may elect to close out its position by taking an opposite  position,  at which time a final determination  of  variation  margin is made and any  additional  cash must be paid by or  released  to the  Fund.  Any  loss or gain on the  future  is then realized by the Fund for tax purposes.  All futures  transactions are effected through a  clearinghouse  associated  with the exchange on which the contracts are traded.

o     Put and Call  Options.  The Fund can buy and sell  certain  kinds of put options  ("puts")  and  call  options  ("calls").  The  Fund  can buy and sell
exchange-traded  and  over-the-counter   put  and  call  options,   including,
securities  options and options on the types of futures the Fund can  purchase and sell.

o     Writing  Covered  Call  Options.  The Fund can  write  (that  is,  sell)
covered  calls.  If the Fund sells a call  option,  it must be  covered.  That means the Fund must own the  security  subject  to the call  while the call is outstanding,  or,  for  certain  types of calls,  the call may be  covered  by segregating  liquid  assets to enable the Fund to satisfy its  obligations  if the call is exercised.  Up to 25% of the Fund's total assets may be subject to calls the Fund writes.

      When  the  Fund  writes  a call  on a  security,  it  receives  cash  (a premium).  The Fund agrees to sell the underlying security to a purchaser of a corresponding  call on the same  security  during  the call  period at a fixed exercise price regardless of market price changes during the call period.  The call  period is usually  not more than nine  months.  The  exercise  price may differ  from the market  price of the  underlying  security.  The Fund has the risk of loss that the price of the underlying  security may decline during the call  period.  That risk may be offset to some  extent by the premium the Fund receives.  If the value of the investment  does not rise above the call price, it is likely that the call will lapse  without being  exercised.  In that case the Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index,  it receives  cash (a premium).
If the  buyer of the call  exercises  it,  the Fund will pay an amount of cash equal  to the  difference  between  the  closing  price  of the  call  and the exercise  price,  multiplied by the specified  multiple  that  determines  the total  value of the call for each  point of  difference.  If the  value of the underlying  investment  does not rise above the call price,  it is likely that the call will lapse without being exercised.  In that case the Fund would keep the cash premium.

      The  Fund's  custodian,  or  a  securities  depository  acting  for  the custodian,  will act as the Fund's escrow agent, through the facilities of the
Options Clearing  Corporation ("OCC"), as to the investments on which the Fund has  written  calls  traded  on  exchanges  or as to other  acceptable  escrow securities.  In that way, no margin will be  required  for such  transactions.
OCC will release the  securities  on the  expiration of the option or when the
Fund enters into a closing transaction.

      When the Fund writes an  over-the-counter  ("OTC") option, it will enter into an arrangement  with a primary U.S.  government  securities  dealer which will  establish a formula price at which the Fund will have the absolute right to repurchase that OTC option.  The formula price will generally be based on a multiple of the premium received for the option,  plus the amount by which the option is exercisable below the market price of the underlying  security (that is, the option is "in the  money").  When the Fund  writes an OTC  option,  it will treat as illiquid (for purposes of its  restriction  on holding  illiquid securities) the  mark-to-market  value of any OTC option it holds,  unless the option is subject to a buy-back agreement by the executing broker.

      To  terminate  its  obligation  on a call it has  written,  the Fund may purchase a corresponding  call in a "closing  purchase  transaction." The Fund will then  realize a profit or loss,  depending  upon  whether  the net of the amount of the option  transaction  costs and the premium  received on the call the Fund  wrote is more or less than the price of the call the Fund  purchases to  close  out the  transaction.  The Fund may  realize  a profit  if the call expires unexercised,  because the Fund will retain the underlying security and the  premium  it  received  when it  wrote  the  call.  Any such  profits  are considered  short-term  capital gains for federal income tax purposes,  as are the premiums on lapsed calls.  When  distributed  by the Fund they are taxable as ordinary income.  If the Fund cannot effect a closing purchase  transaction due to the lack of a  market,  it will  have to hold the  callable  securities until the call expires or is exercised.

      The Fund may also write calls on a futures  contract  without owning the futures contract or securities  deliverable  under the contract.  To do so, at the time the call is written,  the Fund must cover the call by  segregating an equivalent dollar amount of liquid assets. The Fund will segregate  additional liquid  assets if the value of the  segregated  assets drops below 100% of the current value of the future.  Because of this segregation  requirement,  in no circumstances  would  the  Fund's  receipt  of an  exercise  notice as to that future  require the Fund to deliver a futures  contract.  It would  simply put the  Fund in a short  futures  position,  which  is  permitted  by the  Fund's hedging policies.

o     Writing  Put  Options.  The Fund can sell put  options.  A put option on securities  gives  the  purchaser  the  right  to  sell,  and the  writer  the obligation to buy, the underlying  investment at the exercise price during the option period. The Fund will not write puts if, as a result,  more than 50% of the Fund's total assets would be required to be  segregated  to cover such put options.

      If the Fund  writes a put,  the put must be  covered  by  liquid  assets identified on the Fund's  books.  The premium the Fund receives from writing a put  represents a profit,  as long as the price of the  underlying  investment remains  equal to or above the exercise  price of the put.  However,  the Fund also assumes the  obligation  during the option  period to buy the  underlying investment from the buyer of the put at the exercise price,  even if the value of the investment falls below the exercise price.

      If a put the Fund has written expires  unexercised,  the Fund realizes a gain in the amount of the premium less the transaction costs incurred.  If the put is  exercised,  the Fund must  fulfill  its  obligation  to  purchase  the underlying  investment at the exercise  price.  That price will usually exceed the market value of the  investment at that time.  In that case,  the Fund may incur a loss if it sells the  underlying  investment.  That loss will be equal to the sum of the sale  price of the  underlying  investment  and the  premium received  minus the sum of the exercise  price and any  transaction  costs the
Fund incurred.

      When  writing a put option on a security,  to secure its  obligation  to pay for the underlying  security the Fund will deposit in escrow liquid assets with a value equal to or greater  than the  exercise  price of the  underlying securities.  The Fund  therefore  forgoes the  opportunity  of  investing  the segregated assets or writing calls against those assets.

      As long as the Fund's obligation as the put writer continues,  it may be assigned an exercise  notice by the  broker-dealer  through  which the put was sold.  That notice will  require the Fund to take  delivery of the  underlying security and pay the exercise price.  The Fund has no control over when it may be required to purchase the underlying  security,  since it may be assigned an exercise  notice at any time prior to the termination of its obligation as the writer of the put. That  obligation  terminates upon expiration of the put. It may also  terminate  if,  before it  receives  an  exercise  notice,  the Fund effects a closing purchase  transaction by purchasing a put of the same series as it sold.  Once the Fund has been  assigned  an exercise  notice,  it cannot effect a closing purchase transaction.

      The Fund may decide to effect a closing purchase  transaction to realize a profit  on an  outstanding  put  option it has  written  or to  prevent  the underlying  security from being put. Effecting a closing purchase  transaction will also permit the Fund to write another put option on the  security,  or to sell the security and use the  proceeds  from the sale for other  investments.
The Fund will  realize a profit  or loss from a closing  purchase  transaction depending  on  whether  the cost of the  transaction  is less or more than the premium  received  from writing the put option.  Any profits from writing puts are  considered  short-term  capital gains for federal tax purposes,  and when distributed by the Fund, are taxable as ordinary income.

               o  Purchasing  Calls and Puts.  The Fund can purchase  calls to
protect   against  the  possibility   that  the  Fund's   portfolio  will  not
participate in an anticipated  rise in the  securities  market.  When the Fund buys  a call  (other  than  in a  closing  purchase  transaction),  it  pays a premium.  The Fund then has the right to buy the underlying  investment from a seller of a corresponding  call on the same investment  during the call period at a fixed  exercise  price.  The Fund benefits only if it sells the call at a profit or if,  during  the call  period,  the market  price of the  underlying investment is above the sum of the call price plus the  transaction  costs and the premium  paid for the call and the Fund  exercises  the call.  If the Fund does not exercise  the call or sell it (whether or not at a profit),  the call will become  worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

      The Fund can buy puts whether or not it holds the underlying  investment in its  portfolio.  When the Fund  purchases  a put,  it pays a  premium  and, except as to puts on indices, has the right to sell the underlying  investment to a seller of a put on a corresponding  investment during the put period at a fixed  exercise  price.  The Fund can buy puts on  securities or interest rate futures,  whether or not it owns them.  Buying a put on  securities or futures the Fund owns  enables  the Fund to attempt to protect  itself  during the put period against a decline in the value of the underlying  investment  below the exercise price by selling the  underlying  investment at the exercise price to a seller  of a  corresponding  put.  If the  market  price  of the  underlying investment is equal to or above the exercise  price and, as a result,  the put is not exercised or resold,  the put will become  worthless at its  expiration date.  In that case the Fund will have paid the  premium but lost the right to sell the underlying  investment.  However,  the Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

      Buying a put on an  investment  the Fund  does not own (such as an index or  future)  permits  the  Fund to  resell  the  put or to buy the  underlying investment  and sell it at the  exercise  price.  The  resale  price will vary inversely to the price of the  underlying  investment.  If the market price of the underlying  investment is above the exercise  price and, as a result,  the put is not exercised, the put will become worthless on its expiration date.

      When the Fund  purchases  a call or put on a future,  it pays a premium, but  settlement  is  in  cash  rather  than  by  delivery  of  the  underlying investment  to the  Fund.  Gain or loss  depends  on  changes  in the index in question  (and thus on price  movements in the  securities  market  generally)
rather than on price movements in individual securities or futures contracts.

      The Fund may buy a call or put only if,  after the  purchase,  the value of all call and put options  held by the Fund will not exceed 5% of the Fund's total assets.

o     Risks  of  Hedging  with  Options  and  Futures.   The  use  of  hedging
instruments  requires  special  skills and knowledge of investment  techniques that are different than what is required for normal portfolio  management.  If the  Manager  uses a hedging  instrument  at the wrong  time or judges  market conditions  incorrectly,  hedging strategies may reduce the Fund's return. The
Fund could also  experience  losses if the prices of its  futures  and options positions were not correlated with its other investments.

      The Fund's option  activities  could affect its portfolio  turnover rate and  brokerage  commissions.  The exercise of calls  written by the Fund might cause the Fund to sell  related  portfolio  securities,  thus  increasing  its turnover rate.  The exercise by the Fund of puts on securities  will cause the sale of underlying  investments,  increasing portfolio turnover.  Although the decision  whether to  exercise  a put it holds is within  the Fund's  control, holding  a put  might  cause  the Fund to sell  the  related  investments  for reasons that would not exist in the absence of the put.

      The Fund could pay a  brokerage  commission  each time it buys a call or put,  sells a call  or put,  or buys or  sells  an  underlying  investment  in connection  with the  exercise of a call or put.  Those  commissions  could be higher on a relative basis than the commissions for direct  purchases or sales of the  underlying  investments.  Premiums  paid  for  options  are  small  in relation to the market value of the underlying investments.  Consequently, put and call  options  offer large  amounts of leverage.  The leverage  offered by trading in options  could  result in the  Fund's  net asset  value  being more sensitive to changes in the value of the underlying investment.

      If a covered  call  written by the Fund is  exercised  on an  investment that has increased in value,  the Fund will be required to sell the investment at the  call  price.  It  will  not be  able  to  realize  any  profit  if the investment has increased in value above the call price.

      An option  position  may be closed  out only on a market  that  provides secondary  trading for options of the same  series,  and there is no assurance that a liquid secondary market will exist for any particular  option. The Fund might  experience  losses if it could not close out a  position  because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling  futures or purchasing puts on  broadly-based  indices or  futures  to  attempt  to  protect  against declines  in the value of the Fund's  portfolio  securities.  The risk is that the prices of the futures or the applicable  index will correlate  imperfectly with the  behavior of the cash prices of the Fund's  securities.  For example, it is possible  that while the Fund has used  hedging  instruments  in a short hedge,  the market might advance and the value of the  securities  held in the
Fund's  portfolio might decline.  If that occurred,  the Fund would lose money on the hedging  instruments  and also experience a decline in the value of its portfolio securities.  However, while this could occur for a very brief period or to a very small degree,  over time the value of a diversified  portfolio of securities  will tend to move in the same  direction as the indices upon which the hedging instruments are based.

      The risk of imperfect  correlation  increases as the  composition of the
Fund's  portfolio  diverges  from the  securities  included in the  applicable index.  To compensate for the imperfect  correlation of movements in the price of the  portfolio  securities  being hedged and  movements in the price of the hedging  instruments,  the Fund  might use  hedging  instruments  in a greater dollar amount than the dollar amount of portfolio  securities being hedged. It might  do so if the  historical  volatility  of the  prices  of the  portfolio securities  being  hedged  is  more  than  the  historical  volatility  of the applicable index.

      The ordinary  spreads between prices in the cash and futures markets are subject to  distortions,  due to  differences  in the nature of those markets.
First,  all  participants  in the futures market are subject to margin deposit and maintenance  requirements.  Rather than meeting  additional margin deposit
requirements,   investors  may  close  futures  contracts  through  offsetting transactions which could distort the normal relationship  between the cash and futures  markets.  Second,  the  liquidity  of the futures  market  depends on participants  entering  into  offsetting  transactions  rather  than making or taking delivery.  To the extent  participants decide to make or take delivery, liquidity in the futures market could be reduced,  thus producing  distortion.
Third, from the point of view of speculators,  the deposit requirements in the futures  market are less onerous than margin  requirements  in the  securities markets.  Therefore,  increased  participation  by  speculators in the futures market may cause temporary price distortions.

      The Fund can use  hedging  instruments  to  establish  a position in the securities  markets as a temporary  substitute  for the purchase of individual securities  (long  hedging) by buying  futures  and/or calls on such  futures, broadly-based  indices or on  securities.  It is  possible  that when the Fund does so the market might decline.  If the Fund then concludes not to invest in securities  because of concerns that the market might  decline  further or for other reasons,  the Fund will realize a loss on the hedging  instruments  that is not offset by a reduction in the price of the securities purchased.

o     Interest Rate Swap  Transactions.  The Fund can enter into interest rate swap  agreements.  In an  interest  rate  swap,  the  Fund and  another  party exchange  their  right to receive or their  obligation  to pay  interest  on a security.  For  example,  they might swap the right to receive  floating  rate payments  for fixed  rate  payments.  The Fund can enter  into  swaps  only on securities  that it owns.  The Fund will not enter into swaps with  respect to more than 25% of its total assets.  Also,  the Fund will identify on its books liquid  assets  (such as cash or U.S.  government  securities)  to  cover  any amounts it could owe under  swaps that  exceed the  amounts it is  entitled to receive, and it will adjust that amount daily, as needed.

      Swap  agreements  entail both interest rate risk and credit risk.  There is a risk that,  based on  movements  of  interest  rates in the  future,  the payments  made by the Fund under a swap  agreement  will be  greater  than the payments  it  received.  Credit  risk  arises  from the  possibility  that the counterparty will default. If the counterparty  defaults, the Fund's loss will consist of the net amount of contractual  interest  payments that the Fund has
not  yet  received.   The  Manager  will  monitor  the   creditworthiness   of
counterparties  to the Fund's  interest rate swap  transactions  on an ongoing basis.

      The Fund can enter into swap  transactions  with certain  counterparties pursuant to master netting  agreements.  A master netting  agreement  provides that all swaps done between the Fund and that  counterparty  shall be regarded as parts of an integral  agreement.  If amounts  are  payable on a  particular date in the same  currency  in respect of one or more swap  transactions,  the amount  payable  on that date in that  currency  shall be the net  amount.  In addition,  the master netting agreement may provide that if one party defaults generally or on one swap,  the  counterparty  can  terminate  all of the swaps with that party.  Under these  agreements,  if a default  results in a loss to one party,  the measure of that party's  damages is calculated by reference to the average cost of a  replacement  swap for each swap.  It is measured by the mark-to-market  value at the time of the  termination  of each swap. The gains and losses on all swaps are then netted,  and the result is the counterparty's gain or loss on  termination.  The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

      o   Swaption   Transactions.   The  Fund  may  enter   into  a  swaption
transaction,  which is a  contract  that  grants  the  holder,  in return  for payment of the purchase price (the  "premium") of the option,  the right,  but not the  obligation,  to enter  into an  interest  rate swap at a preset  rate within a  specified  period  of time,  with the  writer of the  contract.  The writer of the contract  receives the premium and bears the risk of unfavorable changes in the preset rate on the  underlying  interest rate swap.  Unrealized gains/losses  on swaptions are reflected in investment  assets and  investment liabilities in the Fund's statement of financial condition.

o     Regulatory  Aspects  of Hedging  Instruments.  When  using  futures  and options on futures,  the Fund is required to operate within certain guidelines and  restrictions  with  respect to the use of futures as  established  by the
Commodities Futures Trading Commission (the "CFTC").  In particular,  the Fund is exempted from  registration with the CFTC as a "commodity pool operator" if the Fund complies with the  requirements  of Rule 4.5 adopted by the CFTC. The
Rule does not limit the  percentage  of the Fund's assets that may be used for futures margin and related options premiums for a bona fide hedging  position.
However,  under the Rule,  the Fund must limit its aggregate  initial  futures margin  and  related  options  premiums  to not more than 5% of the Fund's net assets  for  hedging  strategies  that are not  considered  bona fide  hedging strategies  under  the  Rule.  Under  the  Rule,  the Fund must also use short futures and options on futures  solely for bona fide hedging  purposes  within the meaning and intent of the applicable  provisions of the Commodity Exchange
Act.

      Transactions   in  options  by  the  Fund  are  subject  to  limitations
established by the option  exchanges.  The exchanges  limit the maximum number of  options  that  may be  written  or held by a single  investor  or group of investors  acting in concert.  Those  limits apply  regardless  of whether the options were  written or  purchased on the same or different  exchanges or are held in one or more  accounts or through one or more  different  exchanges  or through one or more  brokers.  Thus,  the number of options  that the Fund may write or hold may be  affected by options  written or held by other  entities, including other  investment  companies having the same advisor as the Fund (or an advisor that is an affiliate of the Fund's  advisor).  The  exchanges  also impose  position  limits on futures  transactions.  An exchange  may order the liquidation  of  positions  found to be in  violation  of those limits and may impose certain other sanctions.

      Under the Investment  Company Act, when the Fund purchases a future,  it must maintain cash or readily  marketable  short-term  debt  instruments in an amount  equal to the market  value of the  securities  underlying  the future, less the margin deposit applicable to it.

Investment Restrictions

      |X| What Are  "Fundamental  Policies?"  Fundamental  policies  are those policies  that the Fund has  adopted  to govern  its  investments  that can be changed  only by the vote of a  "majority"  of the Fund's  outstanding  voting securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
o     67% or  more  of  the  shares  present  or  represented  by  proxy  at a shareholder  meeting,  if the  holders  of  more  than  50% of the outstanding shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.

      The Fund's investment  objective is a fundamental policy. Other policies described in the  Prospectus or this Statement of Additional  Information  are
"fundamental"  only if they  are  identified  as  such.  The  Fund's  Board of
Trustees can change  non-fundamental  policies without  shareholder  approval.
However,  significant  changes to  investment  policies  will be  described in supplements  or updates to the  Prospectus  or this  Statement  of  Additional
Information,  as appropriate.  The Fund's most significant investment policies are described in the Prospectus.

      |X|   Does the Fund Have Additional  Fundamental Policies? The following investment restrictions are fundamental policies of the Fund.

o     The  Fund  cannot  buy  securities  or  other   instruments   issued  or
guaranteed  by any one  issuer if more than 5% of its  total  assets  would be invested  in  securities  or other  instruments  of that issuer or if it would then own more than 10% of that issuer's  voting  securities.  This  limitation applies  to 75% of the  Fund's  total  assets.  The  limit  does not  apply to
securities  issued  by  the  U.S.   government  or  any  of  its  agencies  or
instrumentalities, or securities of other investment companies.

o     The  Fund  cannot  invest  25% or more of its  total  assets  in any one industry.  That limit does not apply to securities issued or guaranteed by the
U.S. government or its agencies and instrumentalities.

o     The Fund cannot deviate from any of its other  investment  policies that are described as  fundamental  policies in the Prospectus or this Statement of
Additional Information.

o     The Fund cannot make loans  except (a)  through  lending of  securities,
(b)  through  the  purchase  of  debt  instruments  or  similar  evidences  of indebtedness,  (c) through an inter-fund lending program with other affiliated funds, and (d) through repurchase agreements.

o     The Fund  cannot  borrow  money in excess of 33 1/3% of the value of its
total  assets.   The  Fund  may  borrow  only  from  banks  and/or  affiliated investment  companies.  With respect to this fundamental  policy, the Fund can borrow only if it maintains a 300% ratio of assets to  borrowings at all times in the manner set forth in the Investment Company Act.

o     The Fund cannot  purchase or sell real estate,  commodities or commodity contracts.  However,  the Fund may use  hedging  instruments  approved  by its
Board of Trustees  whether or not those  hedging  instruments  are  considered commodities or commodity contracts.

o     The Fund cannot underwrite securities.  A permitted exception is in case it is  deemed  to be an  underwriter  under  the  Securities  Act of 1933 when reselling any securities held in its own portfolio.

o     The Fund cannot issue  "senior  securities,"  but this does not prohibit certain  investment  activities for which assets of the Fund are designated as segregated, or margin,  collateral or escrow arrangements are established,  to cover the related obligations.  Examples of those activities include borrowing
money,  reverse  repurchase   agreements,   delayed-delivery  and  when-issued
arrangements for portfolio securities  transactions,  contracts to buy or sell derivatives, hedging instruments, options, or futures.

|X|   Does the Fund Have Additional  Restrictions  That Are Not  "Fundamental"
Policies?  The Fund has additional  operating policies which are stated below, that are not  "fundamental," and which can be changed by the Board of Trustees without shareholder approval.

o     The Fund cannot invest in the securities of other registered  investment companies or registered  unit investment  trusts in reliance on  sub-paragraph
(F) or (G) of section 12(d)(1) of the Investment Company Act of 1940.

o     As a  non-fundamental  policy,  the Fund can  invest at least 80% of its net assets in obligations  issued or guaranteed by the U.S.  government or its agencies and  instrumentalities,  repurchase  agreements on those  securities,
and   hedging   instruments   approved   by  its  Board  of   Trustees.   This
non-fundamental  policy  will not be changed by the Fund's  Board of  Trustees without first providing shareholders 60 days written notice.

      Unless  the  Prospectus  or this  Statement  of  Additional  Information states that a percentage  restriction  applies on an ongoing basis, it applies only  at the  time  the  Fund  makes  an  investment  (except  in the  case of borrowing  and  investments  in illiquid  securities).  The Fund need not sell securities  to meet the  percentage  limits  if the  value  of the  investment increases in proportion to the size of the Fund.

      For purposes of the Fund's policy not to  concentrate  its  investments, the Fund has adopted the industry  classifications  set forth in Appendix B to this Statement of Additional Information. This is not a fundamental policy.

How the Fund is Managed

Organization  and  History.  The Fund is an open-end,  diversified  management
investment   company  with  an  unlimited  number  of  authorized   shares  of
beneficial interest.  The Fund was organized as a Massachusetts business trust in 1986.  Prior  to  April 7,  1990,  the  Fund  was  managed  by a  different investment advisor than the Manager.

      The Fund is governed by a Board of Trustees,  which is  responsible  for
protecting  the  interests  of  shareholders  under   Massachusetts  law.  The
Trustees  meet  periodically   throughout  the  year  to  oversee  the  Fund's
activities, review its performance, and review the actions of the Manager.

      |X| Classes of Shares. The Trustees are authorized,  without shareholder approval,  to create new  series and  classes  of  shares.  The  Trustees  may reclassify  unissued shares of the Fund into  additional  series or classes of shares.  The Trustees  also may divide or combine the shares of a class into a greater  or  lesser  number  of  shares  without  changing  the  proportionate beneficial  interest  of a  shareholder  in  the  Fund.  Shares  do  not  have cumulative voting rights or preemptive or subscription  rights.  Shares may be voted in person or by proxy at shareholder meetings.

      The Fund  currently has five classes of shares:  Class A, Class B, Class
C, Class N and Class Y. All classes invest in the same  investment  portfolio.
Only retirement plans may purchase Class N shares. Only certain  institutional investors may elect to purchase Class Y shares. Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have  separate  voting  rights on matters in which  interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares  are  freely  transferable,  and each share of each class has one vote at shareholder meetings,  with fractional shares voting proportionally on matters  submitted  to the  vote  of  shareholders.  Each  share  of the  Fund represents  an interest in the Fund  proportionately  equal to the interest of each other share of the same class.

      |X| Meetings of  Shareholders.  As a Massachusetts  business trust,  the
Fund is not  required  to hold,  and does  not  plan to hold,  regular  annual meetings of  shareholders.  The Fund will hold meetings when required to do so by the  Investment  Company  Act or other  applicable  law. It will also do so when a  shareholder  meeting is called by the Trustees or upon proper  request of the shareholders.

      Shareholders  have the right, upon the declaration in writing or vote of two-thirds of the  outstanding  shares of the Fund,  to remove a Trustee.  The
Trustees  will call a meeting  of  shareholders  to vote on the  removal  of a
Trustee  upon  the  written  request  of  the  record  holders  of  10% of its outstanding  shares.  If the  Trustees  receive  a  request  from at  least 10 shareholders  stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee,  the Trustees will then either make the
Fund's   shareholder   list   available  to  the   applicants  or  mail  their
communication  to all  other  shareholders  at the  applicants'  expense.  The shareholders  making the request must have been  shareholders for at least six months  and  must  hold  shares  of the  Fund  valued  at  $25,000  or more or constituting at least 1% of the Fund's  outstanding  shares.  The Trustees may also take other action as permitted by the Investment Company Act.

      |X| Shareholder and Trustee  Liability.  The Fund's Declaration of Trust
contains an express  disclaimer of  shareholder  or Trustee  liability for the
Fund's obligations.  It also provides for indemnification and reimbursement of expenses  out of the  Fund's  property  for any  shareholder  held  personally liable for its  obligations.  The  Declaration  of Trust also states that upon request,  the Fund  shall  assume  the  defense  of any claim  made  against a shareholder  for any act or  obligation  of the Fund  and  shall  satisfy  any judgment on that claim.  Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held  personally  liable as a  "partner"  under certain  circumstances.  However,  the risk that a Fund shareholder will incur financial  loss from being held liable as a  "partner"  of the Fund is limited to the relatively  remote  circumstances  in which the Fund would be unable to meet its obligations.

      The  Fund's  contractual   arrangements  state  that  any  person  doing
business  with the Fund (and each  shareholder  of the Fund)  agrees under its
Declaration   of  Trust  to  look  solely  to  the  assets  of  the  Fund  for satisfaction  of any claim or demand that may arise out of any  dealings  with the Fund.  Additionally,  the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and  Oversight  Committees.  The Fund is governed by a Board
of  Trustees,   which  is   responsible   for   protecting  the  interests  of
shareholders   under   Massachusetts   law.  The  Trustees  meet  periodically
throughout the year to oversee the Fund's activities,  review its performance, and review the actions of the  Manager.  Although  the Fund will not  normally hold annual meetings of its  shareholders,  it may hold  shareholder  meetings from time to time on important  matters,  and  shareholders  have the right to call a meeting to remove a Trustee or to take other  action  described  in the
Fund's Declaration of Trust.

      The Board of Trustees  has an Audit  Committee  and a Review  Committee.
The Audit Committee is comprised solely of Independent  Trustees.  The members
of  the  Audit  Committee  are  Edward  L.  Cameron  (Chairman),   William  L.
Armstrong,  George C. Bowen and Robert J. Malone.  The Audit  Committee held 6 meetings  during the fiscal year ended September 30, 2003. The Audit Committee furnishes  the Board  with  recommendations  regarding  the  selection  of the
Fund's  independent  auditors.  Other main  functions  of the Audit  Committee include,  but are not  limited  to:  (i)  reviewing  the scope and  results of financial statement audits and the audit fees charged;  (ii) reviewing reports from the Fund's independent  auditors regarding the Fund's internal accounting procedures  and controls;  (iii) review  reports from the  Manager's  Internal
Audit  Department;  (iv) maintaining a separate line of communication  between the  Fund's  independent  auditors  and  its  Independent  Trustees;  and  (v)
exercise  all  other  functions  outlined  in  the  Audit  Committee  Charter, including  but  not  limited  to  reviewing  the  independence  of the  Fund's independent  auditors and the  pre-approval  of the  performance by the Fund's independent auditors of any non-audit service,  including tax service, for the
Fund and the Manager and certain affiliates of the Manager.

      The Audit Committee's  functions  include  selecting and nominating,  to the  full  Board,  nominees  for  election  as  Trustees,  and  selecting  and nominating  Independent  Trustees for election.  The Audit  Committee may, but need not,  consider  the  advice and  recommendation  of the  Manager  and its affiliates in selecting  nominees.  The full Board elects new trustees  except for those instances when a shareholder vote is required.

      To date,  the Committee has been able to identify from its own resources an ample number of qualified candidates. Nonetheless,  shareholders may submit names of individuals,  accompanied by complete and properly supported resumes, for the Audit  Committee's  consideration  by mailing such  information to the
Committee in care of the Fund.  The  Committee  may  consider  such persons at such time as it meets to consider possible nominees.  The Committee,  however, reserves sole  discretion to determine the  candidates to present to the Board and/or  shareholders  when it meets for the purpose of  considering  potential nominees.

      The  members  of the  Review  Committee  are Jon S.  Fossel  (Chairman),
Robert G.  Avis,  Richard  Grabish,  Sam  Freedman,  Beverly  Hamilton  and F.
William  Marshall,  Jr. The Review Committee held 6 meetings during the fiscal year ended September 30, 2003.  Among other  functions,  the Review  Committee reviews  reports and makes  recommendations  to the Board  concerning the fees paid to the Fund's  transfer  agent and the  services  provided to the Fund by the transfer agent.  The Review  Committee also reviews the Fund's  investment performance  and  policies and  procedures  adopted by the Fund to comply with
Investment Company Act and other applicable law.

Trustees  and  Officers of the Fund.  Except for  Messrs.  Grabish and Murphy,
each  of the  Trustees  are  "Independent  Trustees,"  as  defined  under  the
Investment  Company Act. Mr. Grabish is an "Interested  Trustee" because he is affiliated  with  Centennial  Asset  Management  Corporation  (a  wholly-owned investment  advisory  subsidiary of the  Manager),  by virtue of his positions with  A.G.  Edwards & Sons,  Inc.  and its  affiliates  (as  described  in his biography  below),  which is a partial owner of the Manager's  parent company.
Mr.  Murphy is an  "Interested  Trustee,"  because he is  affiliated  with the
Manager by virtue of his  positions as an officer and director of the Manager, and as a  shareholder  of its parent  company.  Mr.  Murphy  was  elected as a
Trustee of the Fund with the  understanding  that in the event he ceases to be the chief  executive  officer of the  Manager,  he will resign as a trustee of the  Fund and the  other  Board II Funds  (defined  below)  for  which he is a trustee or director.

      The Fund's  Trustees and officers and their positions held with the Fund and length of service in such position(s) and their principal  occupations and business  affiliations  during  the past five  years  are  listed in the chart below.  The  information  for the Trustees  also  includes the dollar range of shares  of  the  Fund  as  well  as  the  aggregate  dollar  range  of  shares beneficially  owned in any of the Oppenheimer  funds overseen by the Trustees.
All  of  the  Trustees  are  also  trustees  or  directors  of  the  following
Oppenheimer  funds  (except for Ms.  Hamilton and Messrs.  Grabish and Malone, who are not Trustees of Oppenheimer  Senior  Floating Rate Fund)  (referred to as "Board II Funds"):

                                           Oppenheimer   Principal   Protected
Oppenheimer Cash Reserves                  Trust II
Oppenheimer Champion Income Fund           Oppenheimer Real Asset Fund
                                           Oppenheimer  Senior  Floating  Rate
Oppenheimer Capital Income Fund            Fund
Oppenheimer Equity Fund, Inc.              Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund                Oppenheimer Variable Account Funds
Oppenheimer International Bond Fund        Panorama Series Fund, Inc.
Oppenheimer Integrity Funds
Oppenheimer Limited-Term Government Fund   Centennial America Fund, L. P.
                                           Centennial  California  Tax  Exempt
Oppenheimer Main Street Funds, Inc.        Trust
Oppenheimer Main Street Opportunity Fund   Centennial Government Trust
Oppenheimer Main Street Small Cap Fund     Centennial Money Market Trust
                                           Centennial   New  York  Tax  Exempt
Oppenheimer Municipal Fund                 Trust
Oppenheimer Principal Protected Trust      Centennial Tax Exempt Trust

      Present or former  officers,  directors,  trustees  and  employees  (and their  immediate  family members) of the Fund, the Manager and its affiliates, and retirement plans  established by them for their employees are permitted to purchase  Class A shares  of the Fund and the other  Oppenheimer  funds at net asset value  without  sales  charge.  The sales  charges on Class A shares are waived for that group because of the  economies of sales  efforts  realized by the Distributor.

      Messrs. Murphy,  Manioudakis,  Molleur,  Vottiero,  Wixted and Zack, and
Mses. Bechtolt,  Feld and Ives who are officers of the Fund, respectively hold the  same  offices  with one or more of the  other  Board II Funds as with the
Fund.  As of October 22, 2003,  the  Trustees  and officers of the Fund,  as a group,  owned of record or  beneficially  less than 1% of each class of shares of the Fund.  The  foregoing  statement  does not reflect  ownership of shares held of record by an  employee  benefit  plan for  employees  of the  Manager, other than the shares  beneficially  owned under that plan by the  officers of the Fund listed above.  In addition,  each  Independent  Trustee,  and his/her family members,  do not own securities of either the Manager or Distributor of the  Board  II  Funds  or  any  person  directly  or  indirectly  controlling, controlled by or under common control with the Manager or Distributor.

      |X| Affiliated  Transactions  and Material  Business  Relationships.  In
2001, Mr. Swain  surrendered  for  cancellation  60,000 options of Oppenheimer
Acquisition   Company  ("OAC")  (the  Manager's  parent  holding  company)  to
MassMutual for a cash payment of $2,700,600.

      Mr.  Swain  has  reported  that he sold a  residential  property  to Mr.
Freedman on October 23, 2001 for $1.2  million.  An  independent  appraisal of the property supported the sale price.

      The  address of each  Trustee in the chart  below is 6803 S. Tucson Way,
Centennial,  CO 80112.  Each Trustee serves for an indefinite  term, until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Independent Trustees
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,               Principal Occupation(s) During Past 5     Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                    Years;                                    Range of   Any of the
Position(s) Held    Other Trusteeships/Directorships Held by  Shares     Oppenheimer
with Fund,          Trustee;                                  BeneficiallFunds
Length of Service,  Number of Portfolios in Fund Complex      Owned in   Overseen
Age                 Currently Overseen by Trustee             the Fund   by Trustee
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,
                                                                       2002
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
James C. Swain,     Formerly,  Chief Executive Officer (until Over       Over
Chairman and        August  27,  2002) of the Board II Funds, $100,000   $100,000
Trustee since 1990  Vice Chairman  (until January 2, 2002) of
Age: 69             the Manager and  President and a director
                    (until   1997)   of   Centennial    Asset
                    Management  Corporation  (a  wholly-owned
                    investment  advisory  subsidiary  of  the
                    Manager).  Oversees 38  portfolios in the
                    OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
William L.          Chairman   of   the   following   private None       $50,001-
Armstrong,          mortgage banking companies:  Cherry Creek            $100,000
Vice Chairman and   Mortgage     Company     (since    1991),
Trustee since 1999  Centennial  State Mortgage Company (since
Age: 66             1994),   The  El  Paso  Mortgage  Company
                    (since   1993),    Transland    Financial
                    Services,  Inc. (since 1997); Chairman of
                    the following  private  companies:  Great
                    Frontier  Insurance   (insurance  agency)
                    (since    1995),     Ambassador     Media
                    Corporation and Broadway  Ventures (since
                    1984);   a  director  of  the   following
                    public  companies:   Helmerich  &  Payne,
                    Inc.  (oil  and  gas  drilling/production
                    company)  (since 1992) and  UNUMProvident
                    (insurance  company)  (since  1991).  Mr.
                    Armstrong is also a  Director/Trustee  of
                    Campus   Crusade   for   Christ  and  the
                    Bradley  Foundation.  Formerly a director
                    of  the  following:   Storage  Technology
                    Corporation  (a  publicly-held   computer
                    equipment company)  (1991-February 2003),
                    and  International  Family  Entertainment
                    (television     channel)     (1992-1997),
                    Frontier Real Estate,  Inc.  (residential
                    real estate brokerage)  (1994-1999),  and
                    Frontier Title (title  insurance  agency)
                    (1995-June    1999);   a   U.S.   Senator
                    (January  1979-January 1991). Oversees 38
                    portfolios   in   the    OppenheimerFunds
                    complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Avis,     Formerly,  Director and President of A.G. None       Over
Trustee since 1993  Edwards  Capital,  Inc.  (General Partner            $100,000
Age: 72             of private equity funds) (until  February
                    2001);  Chairman,   President  and  Chief
                    Executive   Officer   of   A.G.   Edwards
                    Capital,  Inc.  (until March 2000);  Vice
                    Chairman  and  Director of A.G.  Edwards,
                    Inc. and Vice Chairman of A.G.  Edwards &
                    Sons,   Inc.   (its   brokerage   company
                    subsidiary) (until March 1999);  Chairman
                    of A.G.  Edwards Trust Company and A.G.E.
                    Asset  Management   (investment  advisor)
                    (until  March   1999);   and  a  Director
                    (until  March  2000)  of A.G.  Edwards  &
                    Sons  and  A.G.  Edwards  Trust  Company.
                    Oversees    38    portfolios    in    the
                    OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
George C. Bowen,    Formerly (until April 1999):  Senior Vice $10,001-   Over
Trustee since 1998  President   (from   September  1987)  and $50,000    $100,000
Age: 67             Treasurer   (from   March  1985)  of  the
                    Manager;  Vice President (from June 1983)
                    and  Treasurer   (since  March  1985)  of
                    OppenheimerFunds   Distributor,  Inc.  (a
                    subsidiary of the  Manager);  Senior Vice
                    President    (since    February    1992),
                    Treasurer  (since  July  1991)  Assistant
                    Secretary and a director  (since December
                    1991)  of  Centennial   Asset  Management
                    Corporation;    Vice   President   (since
                    October 1989) and Treasurer  (since April
                    1986)  of  HarbourView  Asset  Management
                    Corporation   (an   investment   advisory
                    subsidiary  of the  Manager);  President,
                    Treasurer    and   a    director    (June
                    1989-January  1990) of Centennial Capital
                    Corporation   (an   investment   advisory
                    subsidiary   of   the   Manager);    Vice
                    President  and  Treasurer  (since  August
                    1978) and  Secretary  (since  April 1981)
                    of   Shareholder   Services,    Inc.   (a
                    transfer   agent    subsidiary   of   the
                    Manager);  Vice President,  Treasurer and
                    Secretary   (since   November   1989)  of
                    Shareholder  Financial Services,  Inc. (a
                    transfer   agent    subsidiary   of   the
                    Manager);   Assistant   Treasurer  (since
                    March  1998) of  Oppenheimer  Acquisition
                    Corp.      (the     Manager's      parent
                    corporation);  Treasurer  (since November
                    1989)    of    Oppenheimer    Partnership
                    Holdings,   Inc.   (a   holding   company
                    subsidiary   of   the   Manager);    Vice
                    President  and   Treasurer   (since  July
                    1996)   of    Oppenheimer    Real   Asset
                    Management,  Inc. (an investment advisory
                    subsidiary   of   the   Manager);   Chief
                    Executive  Officer  and  director  (since
                    March  1996)  of  MultiSource   Services,
                    Inc. (a  broker-dealer  subsidiary of the
                    Manager);  Treasurer (since October 1997)
                    of  OppenheimerFunds  International  Ltd.
                    and  OppenheimerFunds  plc (offshore fund
                    management  subsidiaries of the Manager).
                    Oversees    38    portfolios    in    the
                    OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Edward L. Cameron,  A  member  of The  Life  Guard  of  Mount None       $50,001-
Trustee since 2001  Vernon,  George  Washington's home (since            $100,000
Age: 65             June  2000).  Formerly  (March 2001 - May
                    2002)  Director of Genetic  ID, Inc.  and
                    its   subsidiaries   (a  privately   held
                    biotech   company);    a   partner   with
                    PricewaterhouseCoopers      LLP     (from
                    1974-1999)  (an   accounting   firm)  and
                    Chairman    (from    1994-1998),    Price
                    Waterhouse    LLP    Global    Investment
                    Management   Industry   Services   Group.
                    Oversees    38    portfolios    in    the
                    OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Jon S. Fossel,      Chairman  and  Director  (since  1998) of None       Over
Trustee since 1990  Rocky    Mountain   Elk   Foundation   (a            $100,000
Age: 61             not-for-profit    foundation);    and   a
                    director  (since  October  1999)  of P.R.
                    Pharmaceuticals    (a   privately    held
                    company) and  UNUMProvident (an insurance
                    company)  (since June 1, 2002).  Formerly
                    Chairman  and a director  (until  October
                    1996) and President  and Chief  Executive
                    Officer   (until  October  1995)  of  the
                    Manager;   President,   Chief   Executive
                    Officer  and a  director  of  Oppenheimer
                    Acquisition Corp.,  Shareholders Services
                    Inc. and Shareholder  Financial Services,
                    Inc.  (until October  1995).  Oversees 38
                    portfolios   in   the    OppenheimerFunds
                    complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Sam Freedman,       Director    of    Colorado    Uplift   (a None       Over
Trustee since 1996  non-profit   charity)  (since   September            $100,000
Age: 63             1984).  Formerly (until October 1994) Mr.
                    Freedman   held   several   positions  in
                    subsidiary  or  affiliated  companies  of
                    the Manager.  Oversees 38  portfolios  in
                    the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Beverly          L. Trustee   (since   1996)  of   MassMutual None       $10,001-$50,000
Hamilton,           Institutional  Funds  and of  MML  Series
Trustee since 2002  Investment   Fund  (open-end   investment
Age: 57             companies);   Director  of  MML  Services
                    (since  April  1987)  and  America  Funds
                    Emerging   Markets   Growth  Fund  (since
                    October   1991)   (both  are   investment
                    companies),  The California  Endowment (a
                    philanthropy  organization)  (since April
                    2002),   and   Community    Hospital   of
                    Monterey   Peninsula,   (since   February
                    2002);  a trustee  (since  February 2000)
                    of  Monterey  International  Studies  (an
                    educational    organization),    and   an
                    advisor to Unilever  (Holland)'s  pension
                    fund and to Credit Suisse First  Boston's
                    Sprout   venture   capital   unit.   Mrs.
                    Hamilton   also  is  a   member   of  the
                    investment  committees of the Rockefeller
                    Foundation,  the  University  of Michigan
                    and    Hartford    Hospital.    Formerly,
                    President   (February   1991-April  2000)
                    ARCO   Investment   Management   Company.
                    Oversees    39    portfolios    in    the
                    OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert J. Malone,   Chairman  and CEO (since  2003) of Steele $10,001-   Over
Trustee since 2002  Street State Bank (a  commercial  banking $50,000    $100,000
Age: 59             entity)  Director  (since  2001) of Jones
                    Knowledge,   Inc.   (a   privately   held
                    company), U.S. Exploration,  Inc., (since
                    1997),   Colorado  UpLIFT  (a  non-profit
                    organization)  (since 1986) and a trustee
                    of  the   Gallagher   Family   Foundation
                    (non-profit  organization)  (since 2000).
                    Formerly,   Chairman  of  U.S.   Bank  (a
                    subsidiary  of U.S.  Bancorp and formerly
                    Colorado     National     Bank,)    (July
                    1996-April  1,  1999) and a  director  of
                    Commercial   Assets,    Inc.   (a   REIT)
                    (1993-2000).  Oversees 37  portfolios  in
                    the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
F. William          Trustee   (since   1996)  of   MassMutual None       Over
Marshall, Jr.,      Institutional  Funds  and of  MML  Series            $100,000
Trustee since 2001  Investment   Fund  (open-end   investment
Age: 61             companies);    Trustee    (since   1987),
                    Chairman  of the Board  (since  2003) and
                    Chairman  of  the  investment   committee
                    (since 1994) for the  Worcester  Polytech
                    Institute;    President   and   Treasurer
                    (since  January  1999) of the SIS Fund (a
                    private not for profit  charitable fund);
                    Trustee  (since 1995) of the  Springfield
                    Library and Museum  Association;  Trustee
                    (since  1996)  of  the  Community   Music
                    School of Springfield.  Formerly,  member
                    of  the   investment   committee  of  the
                    Community     Foundation    of    Western
                    Massachusetts  (1998  -  2003);  Chairman
                    (January  1999-July 1999) of SIS & Family
                    Bank,   F.S.B.   (formerly   SIS   Bank);
                    President,  Chief  Executive  Officer and
                    Director (May 1993-December  1998) of SIS
                    Bankcorp,  Inc.  and SIS  Bank  (formerly
                    Springfield  Institution for Savings) and
                    Executive   Vice    President    (January
                    1999-July   1999)  of  Peoples   Heritage
                    Financial   Group,   Inc.   Oversees   40
                    portfolios   in   the    OppenheimerFunds
                    complex.
-------------------------------------------------------------------------------------

      The  address of Mr.  Grabish in the chart  below is 6803 S.  Tucson Way,
Centennial,  CO 80112-3924.  Mr. Grabish serves for an indefinite  term, until his resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                 Interested Trustee
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,              Principal Occupation(s) During Past 5      Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                   Years;                                     Range of   Beneficially
Position(s) Held   Other Trusteeships/Directorships Held by   Shares     Owned in
with Fund,         Trustee;                                   BeneficiallAny of the
Length of Service, Number of Portfolios in Fund Complex       Owned in   Oppenheimer
Age                Currently Overseen by Trustee              the Fund   Funds
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,
                                                                       2002
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Richard F.         Senior Vice President,  Assistant Director None       Over
Grabish,           of  Sales  and   Marketing   (since  March            $100,000
Trustee since 2003 1997),   and  Manager  of  Private  Client
Age: 55            Services   (since   June  1985)  for  A.G.
                   Edwards & Sons,  Inc.  (broker/dealer  and
                   investment   firm).   Chairman  and  Chief
                   Executive  Officer  (since  March 2001) of
                   A.G.   Edwards  Trust  Company;   Director
                   (since  March  1988)  of  A.G.  Edwards  &
                   Sons,  Inc.  Formerly  (until  March 1987)
                   President   and  Vice   Chairman  of  A.G.
                   Edwards   Trust   Company.   Oversees   37
                   portfolios    in   the    OppenheimerFunds
                   complex.
-------------------------------------------------------------------------------------

      The  address  of Mr.  Murphy in the chart  below is Two World  Financial
Center, 225 Liberty Street,  11th Floor, New York, NY 10080. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

-------------------------------------------------------------------------------------
                           Interested Trustee and Officer
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,              Principal Occupation(s) During Past 5      Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                   Years;                                     Range of   Beneficially
Position(s) Held   Other Trusteeships/Directorships Held by   Shares     Owned in
with Fund,         Trustee;                                   BeneficiallAny of the
Length of Service, Number of Portfolios in Fund Complex       Owned in   Oppenheimer
Age                Currently Overseen by Trustee              the Fund   Funds
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,
                                                                       2002
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
John V. Murphy,    Chairman,   Chief  Executive  Officer  and None       Over
President and      director  (since June 2001) and  President            $100,000
Trustee since 2001 (since  September  2000)  of the  Manager;
Age: 54            President  and a  director  or  trustee of
                   other Oppenheimer  funds;  President and a
                   director  (since July 2001) of Oppenheimer
                   Acquisition   Corp.   and  of  Oppenheimer
                   Partnership  Holdings,  Inc.;  a  director
                   (since November 2001) of  OppenheimerFunds
                   Distributor,    Inc.;   Chairman   and   a
                   director  (since July 2001) of Shareholder
                   Services,    Inc.   and   of   Shareholder
                   Financial Services,  Inc.; President and a
                   director     (since    July    2001)    of
                   OppenheimerFunds    Legacy    Program   (a
                   charitable  trust program  established  by
                   the Manager);  a director of the following
                   investment   advisory    subsidiaries   of
                   OppenheimerFunds,  Inc.: OFI Institutional
                   Asset  Management,   Inc.  and  Centennial
                   Asset   Management    Corporation   (since
                   November    2001),    HarbourView    Asset
                   Management  Corporation  and  OFI  Private
                   Investments,   Inc.   (since  July  2001);
                   President  (since  November 1, 2001) and a
                   director  (since July 2001) of Oppenheimer
                   Real Asset  Management,  Inc.;  a director
                   (since    November    2001)   of   Trinity
                   Investment  Management  Corp.  and Tremont
                   Advisers,    Inc.   (investment   advisory
                   affiliates  of  the  Manager);   Executive
                   Vice  President  (since  February 1997) of
                   Massachusetts    Mutual   Life   Insurance
                   Company (the Manager's parent company);  a
                   director   (since   June   1995)   of  DLB
                   Acquisition    Corporation    (a   holding
                   company  that  owns  shares  of  David  L.
                   Babson & Company,  Inc.); formerly,  Chief
                   Operating  Officer  (September   2000-June
                   2001)  of  the  Manager;   President   and
                   trustee (November  1999-November  2001) of
                   MML Series  Investment Fund and MassMutual
                   Institutional  Funds (open-end  investment
                   companies);    a    director    (September
                   1999-August  2000) of C.M. Life  Insurance
                   Company;    President,   Chief   Executive
                   Officer    and     director     (September
                   1999-August  2000) of MML Bay  State  Life
                   Insurance   Company;   a  director   (June
                   1989-June  1998) of Emerald  Isle  Bancorp
                   and Hibernia  Savings Bank (a wholly-owned
                   subsidiary   of  Emerald  Isle   Bancorp).
                   Oversees 72 portfolios as  Trustee/Officer
                   and 10  portfolios  as an  Officer  in the
                   OppenheimerFunds complex.
-------------------------------------------------------------------------------------

      The  address  of the  Officers  in the chart  below is as  follows:  for
Messrs.  Molleur  and Zack and Ms.  Feld,  Two  World  Financial  Center,  225
Liberty Street,  11th Floor, New York, NY 10080, for Mr.  Manioudakis,  10 St.
James  Avenue,  Boston,  MA  02116,  Messrs.  Vottiero  and  Wixted  and Mses.
Bechtolt  and Ives,  6803 S. Tucson Way,  Centennial,  CO 80112.  Each Officer
serves for an annual  term or until his or her earlier  resignation,  death or removal.

-------------------------------------------------------------------------------------
                                Officers of the Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                   Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund,
Length of Service,
Age
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Angelo Manioudakis,     Senior Vice President of the Manager (since April 2002); an
Vice President and      officer of 9 portfolios in the OppenheimerFunds complex;
Portfolio Manager       formerly Executive Director and portfolio manager for
since 2002              Miller, Anderson & Sherrerd, a division of Morgan Stanley
Age: 37                 Investment Management (August 1993-April 2002).
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Brian W. Wixted,        Senior Vice  President and  Treasurer  (since March 1999) of
Treasurer since 1999    the Manager;  Treasurer  (since  March 1999) of  HarbourView
Age: 44                 Asset Management  Corporation,  Shareholder Services,  Inc.,
                        Oppenheimer Real Asset Management  Corporation,  Shareholder
                        Financial Services,  Inc., Oppenheimer Partnership Holdings,
                        Inc.,  OFI Private  Investments,  Inc.  (since  March 2000),
                        OppenheimerFunds  International  Ltd.  and  OppenheimerFunds
                        plc (offshore fund  management  subsidiaries of the Manager)
                        (since  May 2000) and OFI  Institutional  Asset  Management,
                        Inc. (since  November  2000);  Treasurer and Chief Financial
                        Officer  (since May 2000) of  Oppenheimer  Trust  Company (a
                        trust  company   subsidiary   of  the  Manager);   Assistant
                        Treasurer  (since  March  1999) of  Oppenheimer  Acquisition
                        Corp.  and  OppenheimerFunds  Legacy  Program  (since  April
                        2000);   formerly  Principal  and  Chief  Operating  Officer
                        (March 1995-March 1999),  Bankers Trust  Company-Mutual Fund
                        Services  Division.  An  officer  of 82  portfolios  in  the
                        OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Connie Bechtolt,        Assistant Vice President of the Manager (since September
Assistant Treasurer     1998); formerly Manager/Fund Accounting (September
since 2002              1994-September 1998) of the Manager. An officer of 82
Age: 40                 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Philip Vottiero,        Vice  President/Fund  Accounting of the Manager (since March
Assistant Treasurer     2002); formerly Vice  President/Corporate  Accounting of the
since 2002              Manager (July  1999-March  2002) prior to which he was Chief
Age: 40                 Financial  Officer at Sovlink  Corporation  (April 1996-June
                        1999).  An officer of 82 portfolios in the  OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Zack,         Senior Vice President  (since May 1985) and General  Counsel
Vice President &        (since February 2002) of the Manager;  General Counsel and a
Secretary since 2001    director   (since   November   2001)   of   OppenheimerFunds
Age: 55                 Distributor,   Inc.;   Senior  Vice  President  and  General
                        Counsel  (since   November   2001)  of   HarbourView   Asset
                        Management  Corporation;   Vice  President  and  a  director
                        (since November 2000) of Oppenheimer  Partnership  Holdings,
                        Inc.; Senior Vice President,  General Counsel and a director
                        (since  November  2001)  of  Shareholder   Services,   Inc.,
                        Shareholder   Financial   Services,    Inc.,   OFI   Private
                        Investments,   Inc.,   Oppenheimer  Trust  Company  and  OFI
                        Institutional   Asset  Management,   Inc.;  General  Counsel
                        (since  November  2001)  of  Centennial   Asset   Management
                        Corporation;   a   director   (since   November   2001)   of
                        Oppenheimer   Real   Asset   Management,   Inc.;   Assistant
                        Secretary   and  a  director   (since   November   2001)  of
                        OppenheimerFunds  International  Ltd.; Vice President (since
                        November   2001)   of   OppenheimerFunds   Legacy   Program;
                        Secretary  (since November 2001) of Oppenheimer  Acquisition
                        Corp.;    formerly   Acting   General   Counsel    (November
                        2001-February  2002)  and  Associate  General  Counsel  (May
                        1981-October  2001) of the Manager;  Assistant  Secretary of
                        Shareholder   Services,   Inc.  (May  1985-November   2001),
                        Shareholder     Financial    Services,     Inc.    (November
                        1989-November  2001);  OppenheimerFunds  International  Ltd.
                        And  OppenheimerFunds  plc (October  1997-November 2001). An
                        officer of 82 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Katherine P. Feld,      Vice  President and Senior  Counsel (since July 1999) of the
Assistant Secretary     Manager;    Vice    President    (since    June   1990)   of
since 2001              OppenheimerFunds    Distributor,    Inc.;   Director,   Vice
Age: 45                 President  and  Assistant  Secretary  (since  June  1999) of
                        Centennial  Asset  Management  Corporation;  Vice  President
                        (since 1997) of  Oppenheimer  Real Asset  Management,  Inc.;
                        formerly  Vice  President  and  Associate   Counsel  of  the
                        Manager (June  1990-July  1999). An officer of 82 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Kathleen T. Ives,       Vice  President  (since June 1998) and Senior Counsel (since
Assistant Secretary     October 2003) of the Manager;  Vice  President  (since 1999)
since 2001              of  OppenheimerFunds  Distributor,  Inc.; Vice President and
Age: 38                 Assistant  Secretary  (since 1999) of Shareholder  Services,
                        Inc.;   Assistant   Secretary   (since   December  2001)  of
                        OppenheimerFunds  Legacy Program and  Shareholder  Financial
                        Services,   Inc.;  formerly  an  Assistant  Counsel  (August
                        1994-October  2003)  and  Assistant  Vice  President  of the
                        Manager   (August   1997-June   1998).   An  officer  of  82
                        portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Denis R. Molleur,       Vice  President  and Senior  Counsel of the  Manager  (since
Assistant Secretary     July 1999);  formerly a Vice President and Associate Counsel
since 2001              of the Manager (September  1995-July 1999). An officer of 73
Age: 46                 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------

      |X|  Remuneration of Trustees.  The officers of the Fund and one Trustee of the Fund (Mr.  Murphy)  are  affiliated  with the  Manager  and  receive no salary or fee from the Fund.  The remaining  Trustees of the Fund received the compensation  shown below from the Fund with respect to the Fund's fiscal year ended September 30, 2003. The  compensation  from all 41 of the Board II Funds
(including  the  Fund)  represents  compensation  received  for  serving  as a director or trustee and member of a committee  (if  applicable)  of the boards of those funds during the calendar year ended December 31, 2002.

--------------------------------------------------------------------------------
Trustee Name and Other Fund              Aggregate         Total Compensation
                                                           From Fund and Fund
                                     Compensation from       Complex Paid to
Position(s) (as applicable)                Fund1                Trustees*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James C. Swain                            $12,207               $177,996
Chairman of the Board of Trustees
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William L. Armstrong
Vice Chairman of the Board of
Trustees and Audit Committee               $6,960                $92,076
Member
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert G. Avis                             $6,960                $92,199
Review Committee Member
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
George C. Bowen                            $6,960                $91,124
Audit Committee Member
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward L. Cameron                          $7,920                $99,743
Audit Committee Chairman
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jon S. Fossel                              $7,920                $94,590
Review Committee Chairman
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Sam Freedman                               $6,960                $92,199
Review Committee Member
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard F. Grabish                          None                 $9,1302
Review Committee Member
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Beverly Hamilton                          $6,8663              $113,6594,5
Review Committee Member
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert J. Malone                          $6,8666               $58,3264
Audit Committee Member
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
F. William Marshall, Jr.                   $6,960               $138,1247
Review Committee Member
--------------------------------------------------------------------------------
Effective July 1, 2002, C. Howard Kast and Robert M. Kirchner retired as
Trustees from the Board II Funds. For the calendar year ended December 31,
2002, Mr. Kast received $41,451 and Mr. Kirchner received $38,001 total compensation from all of the Oppenheimer funds for which they served as
Trustee.
1. Aggregate Compensation from Fund includes fees and deferred compensation, if any, for a Trustee.
2. Effective October 27, 2003, Mr. Grabish was elected as Trustee on all Board
II Funds (with the exception of Oppenheimer Senior Floating Rate Fund). Prior to that date, "Total Compensation From Fund and Fund Complex" paid to Mr.
Grabish for service as a Trustee, as well as service on the Review Committee was paid only by Centennial Government Trust, Centennial California Tax Exempt
Trust, Centennial Money Market Trust, Centennial New York Tax Exempt Trust,
Centennial Tax Exempt Trust and Centennial America Fund, L.P. (total of six funds for which he previously served as Trustee on the Board II Funds). Mr.
Grabish was appointed to the Review Committee beginning February 24, 2003. Had he served on the Review Committee for the 2002 calendar year, his "Total
Compensation From Trust and Fund Complex" would have been higher.
3. Includes $6,866 deferred under Deferred Compensation Plan described below.
4. Mrs. Hamilton and Mr. Malone were elected as Trustees of the Board II
Funds effective June 1, 2002. Total Compensation for Mrs. Hamilton and Mr.
Malone was paid by all the Board II Funds, with the exception of Oppenheimer
Senior Floating Rate Fund for which they currently do not serve as Trustees
(total of 40 Oppenheimer funds at December 31, 2002).
5. Includes $55,333 compensation (of which 100% was deferred under a deferred compensation plan) paid to Mrs. Hamilton for serving as a trustee by two open-end investment companies (MassMutual Institutional Funds and MML Series
Investment Fund) the investment adviser for which is the indirect parent company of the Fund's Manager. The Manager also serves as the Sub-Advisor to the MassMutual International Equity Fund, a series of MassMutual
Institutional Funds.
6. Includes $6,866 deferred under Deferred Compensation Plan described below.
7. Includes $47,000 compensation paid to Mr. Marshall for serving as a trustee by two open-end investment companies (MassMutual Institutional Funds and MML Series Investment Fund) the investment adviser for which is the indirect parent company of the Fund's Manager. The Manager also serves as the
Sub-Advisor to the MassMutual International Equity Fund, a series of
MassMutual Institutional Funds.
* For purposes of this section only, "Fund Complex" includes the Oppenheimer funds, MassMutual Institutional Funds and MML Series Investment Fund in
accordance with the instructions for Form N-1A. The Manager does not consider
MassMutual Institutional Funds and MML Series Investment Fund to be part of the OppenheimerFunds "Fund Complex" as that term may be otherwise interpreted.

      |X| Deferred  Compensation Plan for Trustees.  The Board of Trustees has
adopted a Deferred  Compensation Plan for disinterested  Trustees that enables them to elect to defer  receipt of all or a portion  of the  annual  fees they are  entitled  to  receive  from the Fund.  Under the plan,  the  compensation deferred by a Trustee is periodically  adjusted as though an equivalent amount had been invested in shares of one or more  Oppenheimer  funds selected by the
Trustee.  The amount  paid to the  Trustee  under the plan will be  determined based upon the performance of the selected funds.

      Deferral of  Trustee's  fees under the plan will not  materially  affect the Fund's  assets,  liabilities  and net income per share.  The plan will not obligate  the  fund  to  retain  the  services  of any  Trustee  or to pay any particular  level of compensation to any Trustee.  Pursuant to an Order issued by the SEC,  the Fund may invest in the funds  selected by the  Trustee  under the plan without  shareholder  approval for the limited purpose of determining the value of the Trustee's deferred fee account.

      |X| Major  Shareholders.  As of October 22,  2003,  the only persons who owned of record or were  known by the Fund to own  beneficially  5% or more of the Fund's outstanding securities of any class were:

      Merrill  Lynch  Pierce  Fenner & Smith,  4800  Deer Lake  Drive E.,  3rd
      Floor,  Jacksonville,  Florida 32246, which owned  6,743,640.199 Class C
      shares    (representing    approximately    10.46%    of   the    Fund's
      then-outstanding Class C shares), for the benefit of its customers.

      Merrill  Lynch  Pierce  Fenner & Smith,  4800  Deer Lake  Drive E.,  3rd
      Floor,  Jacksonville,  Florida 32246,  which owned  460,699.646  Class N
      shares    (representing    approximately    10.95%    of   the    Fund's
      then-outstanding Class N shares), for the benefit of its customers.

      Oppenheimer  Capital  Preservation Fund, 6803 S. Tucson Way,  Englewood,
      CO 80112-3924,  which owned  23,557,284.319 Class Y shares (representing approximately 99.36% of the Fund's then-outstanding Class N shares).

The Manager.  The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company  controlled by Massachusetts  Mutual Life Insurance Company, a
global, diversified insurance and financial services organization.

      |X| Code of Ethics.  The Fund,  the Manager and the  Distributor  have a
Code of  Ethics.  It is  designed  to detect  and  prevent  improper  personal trading  by  certain  employees,  including  portfolio  managers,  that  would compete with or take advantage of the Fund's portfolio  transactions.  Covered persons  include  persons with  knowledge of the  investments  and  investment intentions  of the Fund and other funds  advised by the  Manager.  The Code of
Ethics  does  permit  personnel  subject to the Code to invest in  securities, including  securities that may be purchased or held by the Fund,  subject to a number of  restrictions  and controls.  Compliance  with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the  Fund's  registration  statement filed  with  the  SEC and can be  reviewed  and  copied  at the  SEC's  Public
Reference Room in Washington,  D.C. You can obtain information about the hours
of   operation   of  the  Public   Reference   Room  by  calling  the  SEC  at
1.202.942.8090.  The Code of Ethics  can also be viewed as part of the  Fund's registration  statement  on the SEC's  EDGAR  database  at the SEC's  Internet website at  www.sec.gov.  Copies may be obtained,  after paying a  duplicating
fee,   by   electronic    request   at   the   following    E-mail    address:
publicinfo@sec.gov.,  or by writing  to the SEC's  Public  Reference  Section,
-------------------
Washington, D.C. 20549-0102.

Portfolio Proxy Voting.  The Fund has adopted  Portfolio Proxy Voting Policies and  Procedures  under which the Fund votes  proxies  relating  to  securities
("portfolio  proxies") held by the Fund. The Fund's primary  consideration  in voting  portfolio  proxies  is the  financial  interests  of the  Fund and its shareholders.  The Fund has retained an unaffiliated  third-party as its agent to vote  portfolio  proxies  in  accordance  with the Fund's  Portfolio  Proxy
Voting Guidelines and to maintain records of such portfolio proxy voting.  The
Proxy Voting  Guidelines  include  provisions to address conflicts of interest that may  arise  between  the Fund  and OFI  where an OFI  directly-controlled affiliate  manages or  administers  the assets of a pension  plan of a company soliciting the proxy. The Fund's Portfolio Proxy Voting  Guidelines on routine and non-routine proxy proposals are summarized below.

     o  The Fund votes with the  recommendation of the issuer's  management on
        routine  matters,   including  election  of  directors   nominated  by
        management  and   ratification  of  auditors,   unless   circumstances
        indicate otherwise.
     o  In general,  the Fund  opposes  anti-takeover  proposals  and supports elimination of anti-takeover proposals, absent unusual circumstances.
     o  The Fund  supports  shareholder  proposals to reduce a  super-majority
        vote  requirement,   and  opposes   management   proposals  to  add  a
        super-majority vote requirement.
     o  The Fund opposes proposals to classify the board of directors.
     o  The Fund supports proposals to eliminate cumulative voting.
     o  The Fund opposes re-pricing of stock options.
     o  The Fund generally considers executive  compensation questions such as stock option plans and bonus plans to be ordinary  business  activity.
        The Fund analyzes stock option plans,  paying particular  attention to their dilutive effect.  While the Fund generally  supports  management proposals, the Fund opposes plans it considers to be excessive.

      The Fund  will be  required  to file new Form  N-PX,  with its  complete proxy voting  record for the 12 months  ended June 30th,  no later than August
31st of each  year.  The first  such  filing is due no later  than  August 31,
2004, for the twelve months ended June 30, 2004.  Once filed,  the Fund's Form
N-PX filing will be available (i) without  charge,  upon  request,  by calling the  Fund  toll-free  at  1.800.225.5677  and  (ii) on the  SEC's  website  at
www.sec.gov.

      |X| The Investment Advisory  Agreement.  The Manager provides investment advisory  and  management  services to the Fund under an  investment  advisory agreement  between the Manager and the Fund.  The Manager  selects  securities for the Fund's  portfolio and handles its day-to-day  business.  The portfolio managers  of the Fund are  employed by the Manager and are the persons who are
principally   responsible   for  the  day-to-day   management  of  the  Fund's
portfolio.  Other members of the Manager's Fixed Income Portfolio Team provide the portfolio managers counsel and support in managing the Fund's portfolio.

      The agreement requires the Manager,  at its expense, to provide the Fund with adequate  office space,  facilities and  equipment.  It also requires the
Manager to provide and supervise  the  activities  of all  administrative  and clerical personnel required to provide effective  administration for the Fund.
Those  responsibilities  include the  compilation  and  maintenance of records with  respect to its  operations,  the  preparation  and  filing of  specified reports,  and composition of proxy materials and  registration  statements for continuous public sale of shares of the Fund.

      The Fund pays  expenses not  expressly  assumed by the Manager under the advisory agreement.  The advisory agreement lists examples of expenses paid by
the  Fund.  The  major  categories  relate  to  interest,   taxes,   brokerage
commissions,  fees to certain  Trustees,  legal and audit expenses,  custodian and transfer  agent  expenses,  share  issuance  costs,  certain  printing and registration  costs and non-recurring  expenses,  including  litigation costs.
The  management  fees paid by the Fund to the  Manager are  calculated  at the rates  described  in the  Prospectus,  which are  applied to the assets of the
Fund as a whole.  The fees are  allocated  to each class of shares  based upon the relative proportion of the Fund's net assets represented by that class.
   --------------------------------------------------------------------------
   Fiscal Year ended 9/30:  Management Fees Paid to OppenheimerFunds, Inc.
   --------------------------------------------------------------------------
   --------------------------------------------------------------------------
            2001                              $5,226,961
   --------------------------------------------------------------------------
   --------------------------------------------------------------------------
            2002                              $8,206,128
   --------------------------------------------------------------------------
   --------------------------------------------------------------------------
            2003                              $13,226,495
   --------------------------------------------------------------------------

      The investment  advisory agreement states that in the absence of willful misfeasance,  bad faith,  gross negligence in the performance of its duties or reckless  disregard  of  its  obligations  and  duties  under  the  investment advisory  agreement,  the Manager is not liable for any loss the Fund sustains for any investment,  adoption of any investment policy, or the purchase,  sale or retention of any security.

      The agreement  permits the Manager to act as investment  advisor for any other  person,  firm or  corporation  and to use  the  name  "Oppenheimer"  in connection with other investment  companies for which it may act as investment advisor  or  general  distributor.  If the  Manager  shall  no  longer  act as investment  advisor to the Fund,  the  Manager may  withdraw  the right of the
Fund to use the name "Oppenheimer" as part of its name.

      |X| Annual  Approval of Investment  Advisory  Agreement.  Each year, the
Board of  Trustees,  including  a majority  of the  Independent  Trustees,  is required to approve  the renewal of the  investment  advisory  agreement.  The
Investment  Company Act requires  that the Board  request and evaluate and the
Manager  provide such  information as may be reasonably  necessary to evaluate the  terms  of  the  investment  advisory  agreement.  The  Board  employs  an independent  consultant to prepare a report that provides such  information as the Board requests for this purpose.

      The Board also receives  information  about the 12b-1  distribution fees the  Fund  pays.  These  distribution  fees are  reviewed  and  approved  at a different time of the year.

      The  Board  reviewed  the  foregoing  information  in  arriving  at  its decision to renew the investment advisory agreement.  Among other factors, the
Board considered:
o     The nature,  cost, and quality of the services  provided to the Fund and its shareholders;
o     The profitability of the Fund to the Manager;
o     The  investment  performance of the Fund in comparison to regular market indices;
o     Economies of scale that may be available to the Fund from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or services  received by the
         Fund from its relationship with the Manager, and
o     The  direct  and  indirect   benefits  the  Manager  received  from  its
         relationship  with the Fund. These included  services provided by the
         Distributor  and the Transfer  Agent,  and  brokerage and soft dollar arrangements  permissible  under  Section  28(e)  of  the  Securities
         Exchange Act.

      The Board  considered  that the  Manager  must be able to pay and retain high quality  personnel at competitive  rates to provide services to the Fund.
The Board also  considered  that  maintaining  the financial  viability of the
Manager is  important  so that the Manager will be able to continue to provide quality  services to the Fund and its shareholders in adverse times. The Board also  considered the  investment  performance of other mutual funds advised by the Manager.  The Board is aware that there are alternatives to the use of the
Manager.

      These matters were also considered by the Independent Trustees,  meeting separately  from the full Board with  experienced  Counsel to the  Independent
Trustees and experienced Counsel to the Independent  Trustees who assisted the
Board in its  deliberations.  The Independent  Trustees Counsel is independent of the Manager  within the meaning and intent of the SEC Rules  regarding  the independence of counsel.

      After  careful  consideration,  the  Board,  including  the  Independent
Trustees,  concluded  that it was in the  best  interest  of  shareholders  to continue the investment  advisory agreement for another year. In arriving at a decision,  the Board did not  single out any one factor or group of factors as being more important than other factors,  but considered all factors together.
The  Board  judged  the  terms  and  conditions  of  the  investment  advisory agreement,  including  the  investment  advisory  fee,  in light of all of the surrounding circumstances.

Brokerage Policies of the Fund

Brokerage  Provisions of the Investment Advisory Agreement.  One of the duties of the  Manager  under the  investment  advisory  agreement  is to arrange the
portfolio   transactions  for  the  Fund.  The  advisory   agreement  contains
provisions  relating to the employment of  broker-dealers to effect the Fund's portfolio  transactions.  The Manager is authorized by the advisory  agreement to employ  broker-dealers,  including  "affiliated"  brokers,  as that term is defined in the Investment  Company Act. The Manager may employ  broker-dealers that the Manager thinks,  in its best judgment based on all relevant  factors, will implement the policy of the Fund to obtain,  at reasonable  expense,  the
"best execution" of the Fund's portfolio transactions.  "Best execution" means prompt and reliable  execution at the most  favorable  price  obtainable.  The
Manager need not seek competitive commission bidding.  However, it is expected to be aware of the  current  rates of eligible  brokers  and to  minimize  the commissions  paid to the extent  consistent with the interests and policies of the Fund as established by its Board of Trustees.

      Under the investment advisory agreement,  in choosing brokers to execute portfolio  transactions  for the Fund,  the Manager may select  brokers (other than affiliates) that provide  brokerage and/or research  services to the Fund and/or the other  accounts  over  which the  Manager  or its  affiliates  have investment  discretion.  The  concessions  paid to those brokers may be higher than another  qualified broker would charge, if the Manager makes a good faith determination  that the  concession is fair and  reasonable in relation to the services provided.

      Subject to those  considerations,  as a factor in selecting  brokers for the Fund's  portfolio  transactions,  the investment  advisory  agreement also permits  the  Manager  to  consider  sales of  shares  of the  Fund and  other investment  companies  for  which  the  Manager  or  an  affiliate  serves  as investment adviser.  Notwithstanding that authority,  and with the concurrence of the Fund's  Board,  the Manager  has  determined  not to consider  sales of shares of the Fund and other investment  companies for which the Manager or an affiliate  serves as investment  adviser as a factor in selecting  brokers for the Fund's  portfolio  transactions.  However,  the  Manager  may  continue to effect portfolio transactions through brokers who sell shares of the Fund.

Brokerage  Practices Followed by the Manager.  Most securities  purchases made by the Fund are in  principal  transactions  at net prices.  The Fund  usually deals  directly  with the  selling or  purchasing  principal  or market  maker without  incurring  charges for the services of a broker on its behalf  unless the Manager  determines  that a better price or  execution  may be obtained by
using  the  services  of  a  broker.   Therefore,  the  Fund  does  not  incur
substantial brokerage costs.  Portfolio securities purchased from underwriters include a commission or concession  paid by the issuer to the  underwriter  in the  price  of the  security.  Portfolio  securities  purchased  from  dealers include a spread  between  the bid and asked  price.  The Fund seeks to obtain prompt execution of these orders at the most favorable net price.

    The Manager allocates  brokerage for the Fund subject to the provisions of the  investment  advisory  agreement and the  procedures  and rules  described above.  Generally,  the Manager's  portfolio traders allocate  brokerage based upon  recommendations  from  the  Manager's  portfolio  managers.  In  certain
instances,   portfolio   managers  may  directly  place  trades  and  allocate
brokerage.  In either case,  the Manager's  executive  officers  supervise the allocation of brokerage.

      Transactions  in  securities  other than those for which an  exchange is the primary  market are generally done with  principals or market  makers.  In transactions  on  foreign  exchanges,  the Fund may be  required  to pay fixed brokerage  commissions  and therefore would not have the benefit of negotiated
commissions  available  in  U.S.  markets.   Brokerage  commissions  are  paid
primarily  for  effecting  transactions  in listed  securities  or for certain fixed-income agency transactions in the secondary market.  Otherwise brokerage commissions  are  paid  only if it  appears  likely  that a  better  price  or execution  can be  obtained  by doing so. In an option  transaction,  the Fund ordinarily  uses the same  broker for the  purchase  or sale of the option and any transaction in the securities to which the option relates.

      Other funds advised by the Manager have investment  policies  similar to those of the Fund.  Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund,  which  could  affect the supply and price of the securities.  If two or more funds advised by the Manager purchase the same  security  on the same day  from the same  dealer,  the  transactions under  those  combined  orders  are  averaged  as to price  and  allocated  in accordance with the purchase or sale orders actually placed for each account.

      In an option  transaction,  the Fund ordinarily uses the same broker for the purchase or sale of the option and any  transaction  in the  securities to which  the  option  relates.  When  possible,  the  Manager  tries to  combine concurrent  orders to purchase  or sell the same  security by more than one of the accounts managed by the Manager or its affiliates.  The transactions under those  combined  orders are averaged as to price and  allocated in  accordance with the purchase or sale orders actually placed for each account.

      The  investment  advisory  agreement  permits  the  Manager to  allocate
brokerage  for  research  services.   The  research  services  provided  by  a
particular  broker may be useful only to one or more of the advisory  accounts of the Manager and its affiliates.  The investment  research  received for the commissions  of those other accounts may be useful both to the Fund and one or more of the Manager's other accounts.  Investment  research may be supplied to the Manager by a third party at the instance of a broker  through which trades are placed.

      Investment   research  services  include  information  and  analysis  on particular  companies and industries as well as market or economic  trends and portfolio strategy,  market quotations for portfolio evaluations,  information systems,  computer  hardware and similar products and services.  If a research service  also  assists  the  Manager  in  a  non-research  capacity  (such  as bookkeeping or other  administrative  functions),  then only the percentage or
component   that  provides   assistance  to  the  Manager  in  the  investment
decision-making process may be paid in commission dollars.

      The Board of Trustees  permits the Manager to use stated  commissions on secondary  fixed-income  agency  trades  to  obtain  research  if  the  broker represents to the Manager that:  (i) the trade is not from or for the broker's own  inventory,  (ii) the trade was  executed by the broker on an agency basis at the  stated  commission,  and (iii) the trade is not a  riskless  principal transaction.  The Board of Trustees  permits the Manager to use commissions on fixed-price  offerings to obtain research,  in the same manner as is permitted for agency transactions.

      The  research  services  provided  by  brokers  broadens  the  scope and supplements  the research  activities of the Manager.  That research  provides additional views and comparisons for  consideration,  and helps the Manager to obtain market  information  for the  valuation of  securities  that are either held in the  Fund's  portfolio  or are  being  considered  for  purchase.  The
Manager  provides  information  to the  Board  about the  commissions  paid to brokers furnishing such services,  together with the Manager's  representation that the amount of such  commissions  was  reasonably  related to the value or benefit of such services.

-------------------------------------------------------------------------------
 Fiscal Year Ended 9/30:      Total Brokerage Commissions Paid by the Fund1
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           2001                                 $607,840
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           2002                                $1,019,623
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           2003                                 $454,6122
-------------------------------------------------------------------------------
1. Amounts do not include spreads or commissions on principal transactions on a net trade basis.
2. During the fiscal year ended 9/30/03, there were no transactions directed to brokers for research services.

Distribution and Service Plans

The Distributor.  Under its General Distributor's Agreement with the Fund, the
Distributor acts as the Fund's principal  underwriter in the continuous public offering of the Fund's  classes of shares of the Fund. The  Distributor  bears the expenses  normally  attributable to sales,  including  advertising and the cost of  printing  and mailing  prospectuses,  other than those  furnished  to existing  shareholders.  The  Distributor  is not obligated to sell a specific number of shares.  Expenses  normally  attributable  to sales are borne by the
Distributor.

      The  sales  charges  and  concessions  paid  to,  or  retained  by,  the
Distributor  from the sale of shares  during  the  Fund's  three  most  recent fiscal  years,  and the  contingent  deferred  sales  charges  retained by the
Distributor  on the  redemption  of shares for the most recent fiscal year are shown in the tables below.

-------------------------------------------
Fiscal    Aggregate        Class A
                           Front-End
Year      Front-End Sales  Sales Charges
Ended     Charges on       Retained by
9/30:     Class A Shares   Distributor
-------------------------------------------
-------------------------------------------
  2001       $2,321,204       $592,098
-------------------------------------------
-------------------------------------------
  2002       $4,979,938      $1,375,203
-------------------------------------------
-------------------------------------------
  2003       $4,827,184      $1,153,5631
-------------------------------------------
1.  Includes  amounts  retained by a  broker-dealer  that is an affiliate or a parent of the Distributor.

-----------------------------------------------------------------------------
Fiscal    Concessions on   Concessions on   Concessions on  Concessions on
Year      Class A Shares   Class B Shares   Class C Shares  Class N Shares
Ended     Advanced by      Advanced by      Advanced by     Advanced by
9/30:     Distributor1     Distributor1     Distributor1    Distributor1
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
  2001        $570,592        $2,697,138       $861,136         $13,7562
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
  2002        $628,691        $5,895,254      $3,652,865        $206,242
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
  2003       $1,128,086       $4,114,376      $2,423,455        $241,153
-----------------------------------------------------------------------------
1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.
2. The inception date of Class N shares was March 1, 2001.

-----------------------------------------------------------------------------
Fiscal    Class A          Class B          Class C          Class N
          Contingent       Contingent       Contingent       Contingent
Year      Deferred Sales   Deferred Sales   Deferred Sales   Deferred Sales
Ended     Charges          Charges          Charges          Charges
9/30:     Retained by      Retained by      Retained by      Retained by
          Distributor      Distributor      Distributor      Distributor
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
  2003        $195,938        $2,378,915        $433,146        $163,150
-----------------------------------------------------------------------------

Distribution  and Service Plans. The Fund has adopted a Service Plan for Class
A shares and  Distribution  and Service Plans for Class B, Class C and Class N
shares under Rule 12b-1 of the  Investment  Company Act. Under those plans the
Fund pays the  Distributor  for all or a  portion  of its  costs  incurred  in connection  with  the  distribution  and/or  servicing  of the  shares  of the particular  class.  Each  plan has  been  approved  by a vote of the  Board of
Trustees, including a majority of the Independent Trustees1,  cast  in  person at a meeting called for the purpose of voting on that plan.

      Under the Plans,  the Manager and the  Distributor  may make payments to affiliates.  In their  sole  discretion,  they may also from time to time make substantial  payments from their own resources,  which include the profits the
Manager  derives  from  the  advisory  fees it  receives  from  the  Fund,  to compensate brokers,  dealers,  financial institutions and other intermediaries for providing distribution  assistance and/or administrative  services or that otherwise  promote sales of the Fund's shares.  These payments,  some of which may be referred to as "revenue  sharing,"  may relate to the Fund's  inclusion on a financial intermediary's preferred list of funds offered to its clients.

      Financial   intermediaries,   brokers  and  dealers  may  receive  other
payments  from the  Distributor  or the Manager  from their own  resources  in connection  with the  promotion  and/or sale of shares of the Fund,  including payments to defray expenses  incurred in connection with educational  seminars and  meetings.  The  Manager or  Distributor  may share  expenses  incurred by financial  intermediaries  in  conducting  training and  educational  meetings about aspects of the Fund for employees of the  intermediaries  or for hosting client  seminars  or meetings  at which the Fund is  discussed.  In their sole discretion,  the Manager and/or the  Distributor  may increase or decrease the amount of payments they make from their own resources for these purposes.

      Unless a plan is terminated as described  below,  the plan  continues in effect  from year to year but only if the  Fund's  Board of  Trustees  and its
Independent  Trustees  specifically  vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting  called for the purpose of voting on continuing  the plan. A plan may be terminated at any time by the vote of a majority of the  Independent  Trustees or by the vote of the holders of a "majority" (as defined in the Investment  Company Act) of the outstanding shares of that class.

      The Board of Trustees  and the  Independent  Trustees  must  approve all material  amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be  approved by  shareholders  of the class  affected  by  the  amendment.  Because  Class  B  shares  of  the  Fund automatically  convert into Class A shares 72 months after purchase,  the Fund must  obtain  the  approval  of both  Class A and Class B  shareholders  for a proposed  material  amendment  to the  Class  A  Plan  that  would  materially increase  payments  under the Plan.  That approval must be by a "majority" (as defined in the  Investment  Company  Act) of the shares of each Class,  voting separately by class.

      While the Plans are in effect,  the  Treasurer of the Fund shall provide separate  written  reports  on the  plans to the  Board of  Trustees  at least quarterly for its review.  The Reports shall detail the amount of all payments made under a plan and the  purpose  for which the  payments  were made.  Those reports are subject to the review and approval of the Independent Trustees.

      Each  Plan  states  that  while  it  is in  effect,  the  selection  and nomination of those Trustees of the Fund who are not  "interested  persons" of the Fund is committed to the  discretion  of the  Independent  Trustees.  This does not prevent the  involvement  of others in the selection  and  nomination process  as long as the  final  decision  as to  selection  or  nomination  is approved by a majority of the Independent Trustees.

      Under  the  plans,  no  payment  will be made  to any  recipient  in any quarter in which the  aggregate net asset value of all Fund shares held by the recipient for itself and its customers  does not exceed a minimum  amount,  if any,  that  may be set  from  time to time by a  majority  of the  Independent
Trustees.  The  Board of  Trustees  has set no  minimum  amount  of  assets to qualify for payments under the plans.

      |X| Class A Service  Plan  Fees.  Under  the Class A service  plan,  the
Distributor  currently uses the fees it receives from the Fund to pay brokers,
dealers  and  other   financial   institutions   (they  are   referred  to  as
"recipients")  for personal  services and account  maintenance  services  they provide for their  customers  who hold Class A shares.  The services  include, among  others,  answering  customer  inquiries  about the Fund,  assisting  in
establishing  and  maintaining   accounts  in  the  Fund,  making  the  Fund's
investment  plans available and providing other services at the request of the
Fund or the Distributor.  The Class A service plan permits  reimbursements  to the  Distributor  at a rate of up to 0.25% of  average  annual  net  assets of
Class A  shares.  The  Board  has set the rate at that  level.  While the plan permits  the Board to  authorize  payments  to the  Distributor  to  reimburse itself for services  under the plan,  the Board has not yet done so, except in the case of the special  arrangement  described below.  The Distributor  makes payments to plan  recipients  quarterly  at an annual rate not to exceed 0.25%
of the  average  annual net assets  consisting  of Class A shares  held in the accounts of the recipients or their customers.

      With  respect to  purchases  of Class A shares  subject to a  contingent deferred sales charge by certain  retirement  plans that purchased such shares prior to March 1, 2001 ("grandfathered  retirement accounts"), the Distributor currently  intends to pay the  service  fee to  Recipients  in advance for the first year after the  shares are  purchased.  During the first year the shares are sold, the Distributor  retains the service fee to reimburse itself for the cost of distributing the shares.  After the first year shares are outstanding, the  Distributor  makes service fee payments to Recipients  quarterly on those shares.  The advance  payment is based on the net asset value of shares  sold.
Shares  purchased  by exchange  do not  qualify  for the  advance  service fee payment. If Class A shares purchased by grandfathered  retirement accounts are redeemed  during the first year after their  purchase,  the  Recipient  of the service fees on those shares will be obligated to repay the  Distributor a pro rata portion of the advance payment of the service fee made on those shares.

      For the fiscal year ended  September 30, 2003,  payments under the Class
A Plan totaled  $3,625,332,  of which $32,140 was retained by the  Distributor under the  arrangement  described  above,  and  included  $246,409  paid to an affiliate of the Distributor's parent company.  Any unreimbursed  expenses the
Distributor  incurs  with  respect to Class A shares in any fiscal year cannot be  recovered  in  subsequent  years.  The  Distributor  may not use  payments received under the Class A Plan to pay any of its interest expenses,  carrying charges, or other financial costs, or allocation of overhead.

      |X| Class B Class C and  Class N Service  and  Distribution  Plan  Fees.
Under  each plan,  service  fees and  distribution  fees are  computed  on the average of the net asset value of shares in the respective  class,  determined as of the close of each regular business day during the period.
The  Class B,  Class C and Class N plans  provide  for the  Distributor  to be compensated at a flat rate,  whether the Distributor's  distribution  expenses are more or less than the  amounts  paid by the Fund under the plan during the period  for  which  the fee is paid.  The types of  services  that  recipients provide are similar to the services  provided  under the Class A service plan, described above.

      Each Plan permits the Distributor to retain both the  asset-based  sales charges  and  the  service  fees or to pay  recipients  the  service  fee on a
quarterly  basis,  without  payment  in  advance.   However,  the  Distributor
currently  intends to pay the  service  fee to  recipients  in advance for the first year after Class B, Class C and Class N shares are purchased.  After the first year Class B, Class C or Class N shares  are  outstanding,  after  their purchase,  the  Distributor  makes  service fee  payments  quarterly  on those shares.  The advance  payment is based on the net asset value of shares  sold.
Shares  purchased  by exchange  do not  qualify  for the  advance  service fee payment.  If Class B, Class C or Class N shares are redeemed  during the first year after their  purchase,  the recipient of the service fees on those shares will be obligated to repay the  Distributor  a pro rata portion of the advance payment of the service fee made on those  shares.  Class B, Class C or Class N shares may not be  purchased  by an  investor  directly  from the  Distributor without the  investor  designating  another  broker-dealer  of record.  If the investor  no  longer  has  another  broker-dealer  of record  for an  existing account,  the Distributor is automatically  designated as the broker-dealer of record,  but  solely  for the  purpose  of acting as the  investor's  agent to purchase the shares.  In those cases, the Distributor  retains the asset-based sales charge paid on Class B, Class C and Class N shares,  but does not retain any service fees as to the assets represented by that account.

      The  asset-based  sales  charge and service  fees  increase  Class B and
Class C expenses by 1.00% and the  asset-based  sales  charge and service fees increases  Class N  expenses  by  0.50%  of the  net  assets  per  year of the respective class.

      The  Distributor  retains the  asset-based  sales  charge on Class B and
Class N shares. The Distributor  retains the asset-based sales charge on Class
C shares  during  the  first  year the  shares  are  outstanding.  It pays the asset-based sales charge as an ongoing  concession to the recipient on Class C shares  outstanding  for a year or more.  If a dealer has a special  agreement with the  Distributor,  the Distributor will pay the Class B, Class C or Class
N service fee and the  asset-based  sales  charge to the dealer  quarterly  in lieu of paying the sales  concessions  and  service fee in advance at the time of purchase.

      The  asset-based  sales  charges  on Class B, Class C and Class N shares allow  investors to buy shares without a front-end sales charge while allowing the  Distributor to compensate  dealers that sell those shares.  The Fund pays the asset-based  sales charges to the Distributor for its services rendered in distributing  Class B, Class C and Class N shares.  The  payments  are made to the Distributor in recognition that the Distributor:
o     pays sales concessions to authorized  brokers and dealers at the time of sale and pays service fees as described above,
o     may  finance  payment of sales  concessions  and/or  the  advance of the service fee  payment to  recipients  under the plans,  or may provide such  financing  from its own  resources or from the  resources of an affiliate,
o     employs personnel to support  distribution of Class B, Class C and Class
         N shares,
o     bears  the  costs  of sales  literature,  advertising  and  prospectuses
         (other than those furnished to current  shareholders) and state "blue sky" registration fees and certain other distribution expenses,
o     may not be able to  adequately  compensate  dealers  that sell  Class B,
         Class C and Class N shares without  receiving payment under the plans and  therefore  may not be able to offer such Classes for sale absent the plans,
o     receives  payments under the plans  consistent with the service fees and asset-based  sales charges paid by other  non-proprietary  funds that charge 12b-1 fees,
o     may use the  payments  under  the plan to  include  the Fund in  various third-party  distribution  programs  that may increase  sales of Fund shares,
o     may  experience  increased  difficulty  selling  the  Fund's  shares  if payments  under the plan are  discontinued  because  most  competitor
         funds  have  plans  that  pay  dealers  for  rendering   distribution
         services  as much or more than the  amounts  currently  being paid by the Fund, and
o     may not be able to continue providing,  at the same or at a lesser cost, the same  quality  distribution  sales  efforts and  services,  or to obtain such services  from brokers and dealers,  if the plan payments were to be discontinued.

      The Distributor's  actual expenses in selling Class B, Class C and Class
N shares  may be more  than  the  payments  it  receives  from the  contingent deferred  sales charges  collected on redeemed  shares and from the Fund under the plans.  If either the Class B,  Class C or Class N plan is  terminated  by the Fund,  the Board of Trustees  may allow the Fund to  continue  payments of the  asset-based  sales  charge to the  Distributor  for  distributing  shares before the plan was terminated.

---------------------------------------------------------------------------------
      Distribution Fees Paid to the Distributor for the Year Ended 9/30/03
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class:            Total          Amount        Distributor's     Distributor's
                                                 Aggregate        Unreimbursed
                                               Unreimbursed      Expenses as %
                 Payments     Retained by        Expenses        of Net Assets
                Under Plan    Distributor       Under Plan          of Class
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class B Plan    $8,007,658    $6,122,0881       $6,352,623           0.88%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class C Plan    $7,329,450    $3,519,7532       $12,508,004          1.82%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class N Plan     $179,553      $160,9573         $848,668            1.94%
---------------------------------------------------------------------------------
1. Includes $90,158 paid to an affiliate of the Distributor's parent company.
2. Includes $134,095 paid to an affiliate of the Distributor's parent company.
3. Included $3,458 paid to an affiliate of the Distributor's parent company.

      All  payments  under the Class B, Class C and Class N plans are  subject to the  limitations  imposed by the Conduct Rules of the National  Association of  Securities  Dealers,  Inc. on payments of  asset-based  sales  charges and service fees.

Performance of the Fund

Explanation  of Performance  Terminology.  The Fund uses a variety of terms to illustrate its  performance.  Those terms include  "cumulative  total return,"
"average  annual  total  return,"  "average  annual  total return at net asset value" and "total  return at net asset  value." An  explanation  of how yields and total  returns are  calculated  is set forth below.  The charts below show the Fund's  performance  as of the Fund's most recent fiscal year end. You can obtain current  performance  information by calling the Fund's  Transfer Agent at  1.800.225.5677  or by visiting the  OppenheimerFunds  Internet web site at
www.oppenheimerfunds.com.

      The Fund's  illustrations of its performance data in advertisements must comply with rules of the SEC.  Those rules  describe the types of  performance data  that  may be  used  and  how it is to be  calculated.  In  general,  any advertisement  by the Fund of its  performance  data must  include the average annual total  returns for the  advertised  class of shares of the Fund.  Those returns  must be shown for the 1-, 5- and 10-year  periods (or the life of the class,  if less) ending as of the most recently ended  calendar  quarter prior to the publication of the advertisement (or its submission for publication).

      Use of  standardized  performance  calculations  enables an  investor to compare the Fund's  performance to the performance of other funds for the same periods.  However,  a number of factors should be considered  before using the
Fund's   performance   information  as  a  basis  for  comparison  with  other
investments:
o     Yields and total  returns  measure  the  performance  of a  hypothetical account in the Fund over various  periods and do not show the  performance  of each  shareholder's  account.  Your account's  performance  will vary from the model  performance  data if your dividends are received in cash, or you buy or sell shares during the period,  or you bought your shares at a different  time and price than the shares used in the model.
o     The Fund's  performance  returns do not  reflect  the effect of taxes on dividends and capital gains distributions.
o     An  investment  in the  Fund is not  insured  by the  FDIC or any  other government agency.
o     The principal  value of the Fund's shares,  its yields and total returns are not guaranteed and normally will fluctuate on a daily basis.
o     When an investor's  shares are redeemed,  they may be worth more or less than their original cost.
o     Yields and total returns for any given past period represent  historical performance  information  and  are  not,  and  should  not  be  considered,  a prediction of future yields or returns.

      The  performance  of each class of shares is shown  separately,  because the  performance  of each class of shares will usually be  different.  That is because of the different  kinds of expenses  each class bears.  The yields and total  returns  of each  class of  shares of the Fund are  affected  by market conditions,  the  quality  of the Fund's  investments,  the  maturity  of debt investments,  the  types of  investments  the Fund  holds,  and its  operating expenses that are allocated to the particular class.

      |X|   Yields.  The Fund uses a variety of different yields to illustrate its current  returns.  Each class of shares  calculates  its yield  separately because of the different expenses that affect each class.

o     Standardized  Yield. The  "standardized  yield"  (sometimes  referred to just as  "yield") is shown for a class of shares for a stated  30-day  period.
It is not based on actual  distributions  paid by the Fund to  shareholders in the 30-day period,  but is a hypothetical  yield based upon the net investment income  from  the  Fund's  portfolio  investments  for  that  period.  It  may therefore  differ  from the  "dividend  yield"  for the same  class of shares, described below.

      Standardized  yield is calculated using the following  formula set forth in rules  adopted by the SEC,  designed to assure  uniformity  in the way that all funds calculate their yields:

 Standardized Yield = 2a-b + 1)6 -1]
                       ---
                     [(
                       cd

      The symbols above represent the following factors:

      a =         dividends and interest earned during the 30-day period.
      b =         expenses   accrued  for  the  period  (net  of  any  expense
         assumptions).
      c =         the   average   daily   number  of  shares  of  that   class
         outstanding  during the 30-day  period that were  entitled to receive dividends.
      d =         the  maximum  offering  price per share of that class on the last day of the period,  adjusted for  undistributed  net  investment income.

      The  standardized  yield for a particular  30-day period may differ from the yield for other  periods.  The SEC formula  assumes that the  standardized yield for a 30-day  period  occurs at a constant  rate for a six-month  period and is annualized at the end of the six-month  period.  Additionally,  because each class of shares is subject to different  expenses,  it is likely that the standardized  yields of the  Fund's  classes  of shares  will  differ  for any
30-day period.

o     Dividend Yield.  The Fund may quote a "dividend yield" for each class of its  shares.  Dividend  yield  is based  on the  dividends  paid on a class of shares during the actual dividend  period.  To calculate  dividend yield,  the dividends of a class declared during a stated period are added  together,  and the sum is  multiplied  by 12 (to  annualize  the  yield)  and  divided by the maximum offering price on the last day of the dividend period.  The formula is shown below:

      Dividend  Yield = dividends  paid x 12/maximum  offering  price (payment date)

      The  maximum  offering  price for Class A shares  includes  the  current maximum initial sales charge.  The maximum offering price for Class B, Class C and Class N shares is the net
asset value per share,  without  considering the effect of contingent deferred sales  charges.  There  is no sales  charge  on Class Y  shares.  The  Class A dividend yield may also be quoted without  deducting the maximum initial sales charge.

  -------------------------------------------------------------------------
           The Fund's Yields for the 30-Day Periods Ended 9/30/03
  -------------------------------------------------------------------------
  -------------------------------------------------------------------------
  Class of        Standardized Yield               Dividend Yield
  Shares
  -------------------------------------------------------------------------
  -------------------------------------------------------------------------
                Without         After         Without          After
                 Sales          Sales          Sales           Sales
                Charge         Charge          Charge          Charge
  -------------------------------------------------------------------------
  -------------------------------------------------------------------------
  Class A        2.17%          2.09%          2.26%           2.18%
  -------------------------------------------------------------------------
  -------------------------------------------------------------------------
  Class B        1.41%           N/A           1.50%            N/A
  -------------------------------------------------------------------------
  -------------------------------------------------------------------------
  Class C        1.48%           N/A           1.57%            N/A
  -------------------------------------------------------------------------
  -------------------------------------------------------------------------
  Class N        1.75%           N/A           1.84%            N/A
  -------------------------------------------------------------------------
  -------------------------------------------------------------------------
  Class Y        2.61%           N/A           2.70%            N/A
  -------------------------------------------------------------------------

      |X|  Total  Return  Information.  There  are  different  types of "total returns"  to measure  the Fund's  performance.  Total  return is the change in value of a hypothetical  investment in the Fund over a given period,  assuming
that  all  dividends  and  capital  gains   distributions  are  reinvested  in
additional  shares  and  that the  investment  is  redeemed  at the end of the period.  Because of  differences  in  expenses  for each class of shares,  the total returns for each class are separately  measured.  The  cumulative  total return  measures the change in value over the entire period (for example,  ten years).  An average  annual  total return shows the average rate of return for each year in a period that would produce the cumulative  total return over the entire  period.  However,  average  annual  total  returns do not show  actual year-by-year  performance.  The Fund uses  standardized  calculations  for its total returns as prescribed by the SEC. The methodology is discussed below.

      In  calculating  total returns for Class A shares,  the current  maximum sales  charge of 3.50% (as a  percentage  of the  offering  price) is deducted from the initial  investment  ("P" in the formula below) (unless the return is shown without sales charge, as described below).  For Class B shares,  payment of the applicable  contingent  deferred sales charge is applied,  depending on the period for which the return is shown:  4.0% in the first year, 3.0% in the second year,  2.0% in the third and fourth years,  1.0% in the fifth year, and none thereafter.  For Class C shares, the 1% contingent  deferred sales charge is  deducted  for returns for the 1-year  period.  For Class N shares,  the 1%
contingent  deferred  sales  charge is deducted  for returns for the  one-year period,  and  total  returns  for the  periods  prior to March  1,  2001  (the inception  date for Class N shares)  is based on the  Fund's  Class A returns, adjusted to reflect the higher  Class N 12b-1 fees.  There is no sales  charge on Class Y shares.

o     Average Annual Total Return.  The "average  annual total return" of each class is an  average  annual  compounded  rate of  return  for each  year in a specified  number of years.  It is the rate of return  based on the  change in value of a  hypothetical  initial  investment  of $1,000  ("P" in the  formula below)  held for a number of years ("n" in the  formula)  to achieve an Ending
Redeemable Value ("ERV" in the formula) of that  investment,  according to the following formula:

ERV l/n    - 1= Average Annual Total
---
           Return
 P

            o  Average  Annual  Total Return  (After Taxes on  Distributions).
The "average  annual total return (after taxes on  distributions)"  of Class A shares is an  average  annual  compounded  rate of  return  for each year in a specified  number of years,  adjusted  to show the  effect  of  federal  taxes
(calculated using the highest individual  marginal federal income tax rates in effect on any reinvestment  date) on any distributions made by the Fund during the  specified  period.  It is the rate of return based on the change in value of a  hypothetical  initial  investment  of $1,000 ("P" in the formula  below)
held for a number of years ("n" in the  formula)  to  achieve an ending  value
("ATVD" in the  formula) of that  investment,  after  taking into  account the effect  of  taxes on Fund  distributions,  but not on the  redemption  of Fund shares, according to the following formula:

            - 1= Average Annual Total Return (After Taxes on
ATVD 1/n    Distributions)
---
 P

            o  Average Annual Total Return (After Taxes on  Distributions  and
Redemptions).  The "average annual total return (after taxes on  distributions and  redemptions)"  of Class A shares is an average annual  compounded rate of return  for each year in a  specified  number of years,  adjusted  to show the effect of federal  taxes  (calculated  using the highest  individual  marginal federal  income  tax  rates  in  effect  on  any  reinvestment  date)  on  any distributions  made by the Fund during the specified  period and the effect of capital gains taxes or capital loss tax benefits  (each  calculated  using the highest federal  individual capital gains tax rate in effect on the redemption date)  resulting  from the  redemption of the shares at the end of the period.
It is the rate of  return  based  on the  change  in  value of a  hypothetical initial  investment of $1,000 ("P" in the formula  below) held for a number of years  ("n" in the  formula)  to  achieve  an  ending  value  ("ATVDR"  in the formula) of that investment,  after taking into account the effect of taxes on fund  distributions  and on the  redemption  of Fund shares,  according to the following formula:

            - 1= Average Annual Total Return (After Taxes on Distributions
ATVDR 1/n   and Redemption)
---
 P

o     Cumulative  Total Return.  The  "cumulative  total  return"  calculation measures the change in value of a  hypothetical  investment  of $1,000 over an entire  period of years.  Its  calculation  uses some of the same  factors  as average annual total return,  but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

 ERV - P   = Total Return
-----------
    P

o     Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value"
(without deducting sales charges) for Class A, Class B, Class C or Class N shares. There is no sales charge on Class Y shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

--------------------------------------------------------------------------------
            The Fund's Total Returns for the Periods Ended 9/30/03
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class of     Cumulative                Average Annual Total Returns
           Total Returns
Shares      (10 years or
           Life of Class)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                1-Year            5-Year           10-Year
                                                    (or              (or
                                              life-of-class)    life-of-class)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          After    Without After    Without  After    Without  After   Without
          Sales    Sales   Sales    Sales    Sales    Sales    Sales   Sales
           Charge  Charge   Charge   Charge   Charge   Charge  Charge   Charge
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A     63.46%  69.38%   -1.56%    2.01%    4.19%    4.93%   5.04%    5.41%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B    61.71%2 61.71%2   -2.85%    1.14%    3.96%    4.13%  4.92%2   4.92%2
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C    54.43%3 54.43%3    0.21%    1.21%    4.15%    4.15%  5.14%3   5.14%3
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N    12.35%4 12.35%4    0.59%    1.58%   4.62%4   4.62%4   N/A     N/A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y    36.26%5 36.26%5    2.41%    2.41%   5.29%5   5.29%5 5.60%5   5.60%5
--------------------------------------------------------------------------------
1. Inception of Class A: 3/10/86
2. Inception of Class B: 5/3/93.
3. Inception of Class C: 2/1/95
4. Inception of Class N: 3/1/01
5. Inception of Class Y: 1/26/98

---------------------------------------------------------------------------------
     Average Annual Total Returns for Class A Shares1 (After Sales Charge)
                         For the Periods Ended 9/30/03
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                                                     10 years
                                              1 year    5 years    (or life of
                                                                      class)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
After Taxes on Distributions                  -2.33%     2.22%        2.62%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
After Taxes on Distributions and Redemption   -1.04%     2.31%        2.73%
of Fund Shares
---------------------------------------------------------------------------------
1. Inception of Class A shares: 3/10/86

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer
Agent at the addresses or telephone numbers shown on the cover of this
Statement  of   Additional   Information.   The  Fund  may  also  compare  its
performance to that of other  investments,  including  other mutual funds,  or use rankings of its performance by independent  ranking entities.  Examples of these performance comparisons are set forth below.

      |X| Lipper Rankings.  From time to time the Fund may publish the ranking of the  performance  of its  classes  of shares by  Lipper,  Inc.  ("Lipper").
Lipper is a  widely-recognized  independent  mutual fund  monitoring  service.
Lipper monitors the performance of regulated investment  companies,  including the Fund, and ranks their  performance for various periods in categories based on  investment  styles.  The Lipper  performance  rankings  are based on total returns  that  include the  reinvestment  of capital  gain  distributions  and income  dividends but do not take sales  charges or taxes into  consideration.
Lipper also publishes  "peer-group"  indices of the  performance of all mutual funds in a category  that it monitors and averages of the  performance  of the funds in particular categories.

      |X|  Morningstar  Ratings.  From time to time the Fund may  publish  the star rating of the performance of its classes of shares by Morningstar,  Inc., an independent mutual fund monitoring service.  Morningstar rates mutual funds in  their  specialized  market  sector.  The  Fund is rated  among  the  short government category.

      Morningstar  proprietary star ratings reflect  historical  risk-adjusted total  investment  return.  For each fund with at least a three-year  history,
Morningstar   calculates  a   Morningstar   Rating(TM)based  on  a  Morningstar
Risk-Adjusted  Return  measure that accounts for variation in a fund's monthly performance  (including  the effects of sales charges,  loads,  and redemption fees),  placing more emphasis on downward variations and rewarding  consistent performance.  The top 10% of funds in each category  receive 5 stars, the next
22.5% receive 4 stars,  the next 35% receive 3 stars, the next 22.5% receive 2 stars,  and the bottom 10%  receive 1 star.  (Each share class is counted as a fraction of one fund within this scale and rated  separately,  which may cause slight variations in the distribution  percentages.)  The Overall  Morningstar
Rating  for a fund is  derived  from a  weighted  average  of the  performance
figures  associated  with  its  three-,   five-and  ten-year  (if  applicable)
Morningstar Rating metrics.

o     Performance   Rankings   and   Comparisons   by   Other   Entities   and
Publications.  From time to time the Fund may  include  in its  advertisements
and  sales  literature  performance   information  about  the  Fund  cited  in
newspapers and other  periodicals  such as The New York Times, The Wall Street
Journal,  Barron's,  or similar  publications.  That  information  may include performance  quotations from other sources,  including Lipper and Morningstar.
The   performance  of  the  Fund's  classes  of  shares  may  be  compared  in
publications   to  the   performance   of  various  market  indices  or  other
investments,  and averages,  performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors  may also wish to compare  the  returns  on the  Fund's  share classes to the return on  fixed-income  investments  available  from banks and
thrift  institutions.   Those  include   certificates  of  deposit,   ordinary
interest-paying  checking  and savings  accounts,  and other forms of fixed or variable time deposits,  and various other instruments such as Treasury bills.
However,  the Fund's  returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate  daily,  while bank depository obligations  may be insured by the FDIC and may provide fixed rates of return.
Repayment  of  principal  and payment of interest  on Treasury  securities  is backed by the full faith and credit of the U.S. government.

      From time to time,  the Fund may  publish  rankings  or  ratings  of the
Manager or Transfer Agent,  and of the investor  services  provided by them to shareholders of the Oppenheimer funds, other than performance  rankings of the
Oppenheimer  funds  themselves.  Those ratings or rankings of shareholder  and investor  services by third parties may include  comparisons of their services to those  provided  by other  mutual fund  families  selected by the rating or ranking  services.  They  may be based  upon the  opinions  of the  rating  or ranking service itself, using its research or judgment,  or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its  advertisements  and sales literature the total return  performance of a hypothetical  investment account that includes  shares of the Fund and other  Oppenheimer  funds.  The combined account  may be  part of an  illustration  of an  asset  allocation  model  or similar  presentation.  The  account  performance  may  combine  total  return performance of the Fund and the total return  performance of other Oppenheimer funds  included in the account.  Additionally,  from time to time,  the Fund's
advertisements   and  sales  literature  may  include,   for  illustrative  or
comparative  purposes,  statistical data or other information about general or specific market and economic conditions. That may include, for example:
o     information  about the performance of certain  securities or commodities markets or segments of those markets,
o     information  about  the  performance  of  the  economies  of  particular countries or regions,
o     the   earnings  of   companies   included  in  segments  of   particular
         industries, sectors, securities markets, countries or regions,
o     the  availability  of  different  types of  securities  or  offerings of securities,
o     information  relating to the gross national or gross domestic product of the United States or other countries or regions, and
o     comparisons   of  various  market  sectors  or  indices  to  demonstrate performance, risk, or other characteristics of the Fund.

ABOUT your account

How to Buy Shares

Additional  information is presented  below about the methods that can be used to buy  shares of the Fund.  Appendix C contains  more  information  about the special sales charge  arrangements  offered by the Fund, and the circumstances in which  sales  charges  may be  reduced  or waived  for  certain  classes of investors.

When you purchase  shares of the Fund,  your ownership  interest in the shares of the Fund will be recorded  as a book entry on the records of the Fund.  The
Fund will not issue or re-register physical share certificates.

AccountLink.  When shares are  purchased  through  AccountLink,  each purchase must be at least $50 and  shareholders  must  invest at least  $500  before an
                     ---
Asset  Builder Plan  (described  below) can be  established  on a new account.
Accounts  established  prior  to  November  1,  2002  will  remain  at $25 for additional  purchases.  Shares will be purchased  on the regular  business day the  Distributor  is  instructed  to initiate  the  Automated  Clearing  House
("ACH")  transfer to buy the shares.  Dividends will begin to accrue on shares purchased  with the  proceeds of ACH  transfers  on the  business day the Fund receives  Federal  Funds for the  purchase  through the ACH system  before the close of The New York Stock Exchange (the  "Exchange").  The Exchange normally closes at 4:00 P.M.,  but may close  earlier on certain days. If Federal Funds are  received on a business  day after the close of the  Exchange,  the shares will be  purchased  and  dividends  will  begin to accrue on the next  regular business day. The proceeds of ACH transfers are normally  received by the Fund three days after the  transfers  are  initiated.  If the  proceeds  of the ACH transfer  are not received on a timely  basis,  the  Distributor  reserves the right to cancel  the  purchase  order.  The  Distributor  and the Fund are not responsible for any delays in purchasing  shares  resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus,  a reduced sales charge rate may be  obtained  for  Class A shares  under  Right of  Accumulation  and
Letters of Intent  because of the  economies of sales efforts and reduction in expenses  realized by the Distributor,  dealers and brokers making such sales.
No sales  charge is  imposed  in  certain  other  circumstances  described  in
Appendix  C  to  this   Statement  of  Additional   Information   because  the
Distributor or dealer or broker incurs little or no selling expenses.

      |X|   Right of  Accumulation.  To  qualify  for the lower  sales  charge rates that apply to larger  purchases  of Class A shares,  you and your spouse can add together:
o     Class A and Class B shares you  purchase  for your  individual  accounts
            (including IRAs and 403(b) plans), or for your joint accounts,  or for trust or  custodial  accounts on behalf of your  children  who are minors,
o     Current  purchases  of Class A and  Class B shares of the Fund and other
            Oppenheimer  funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
o     Class  A  and  Class  B  shares  of  Oppenheimer  funds  you  previously purchased  subject  to an  initial or  contingent  deferred  sales charge to reduce the sales  charge rate for current  purchases  of
            Class A shares,  provided  that you still hold your  investment in one of the Oppenheimer funds.

      A fiduciary can count all shares purchased for a trust,  estate or other fiduciary  account  (including one or more employee  benefit plans of the same employer) that has multiple  accounts.  The Distributor will add the value, at current  offering price, of the shares you previously  purchased and currently own to the value of current  purchases to determine the sales charge rate that applies.  The reduced sales charge will apply only to current  purchases.  You must request it when you buy shares.

The Oppenheimer  Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals           Oppenheimer Limited Term Municipal Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer Main Street Fund
Oppenheimer Bond Fund                     Oppenheimer Main Street Opportunity Fund
Oppenheimer California Municipal Fund     Oppenheimer Main Street Small Cap Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer Multiple Strategies Fund
Oppenheimer Capital Preservation Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Income Fund           Oppenheimer Pennsylvania Municipal Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Champion Income Fund          Street Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Convertible Securities Fund   Street Fund II
Oppenheimer Developing Markets Fund       Oppenheimer Quest Balanced Value Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Disciplined Allocation Fund   Inc.
                                          Oppenheimer  Quest  International  Value
Oppenheimer Discovery Fund                Fund, Inc.
Oppenheimer Emerging Growth Fund          Oppenheimer Quest Opportunity Value Fund
Oppenheimer Emerging Technologies Fund    Oppenheimer Quest Value Fund, Inc.
Oppenheimer Enterprise Fund               Oppenheimer Real Asset Fund
Oppenheimer Equity Fund, Inc.             Oppenheimer Real Estate Fund
                                          Oppenheimer      Rochester      National
Oppenheimer Global Fund                   Municipals
Oppenheimer Global Opportunities Fund     Oppenheimer Senior Floating Rate Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Small Cap Value Fund
Oppenheimer Growth Fund                   Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund               Oppenheimer Total Return Bond Fund
Oppenheimer International Bond Fund       Oppenheimer U.S. Government Trust
Oppenheimer International Growth Fund     Oppenheimer Value Fund
Oppenheimer  International  Small Company
Fund                                      Limited-Term New York Municipal Fund
Oppenheimer Limited-Term Government Fund  Rochester Fund Municipals
Oppenheimer MidCap Fund

And the following money market funds:

Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Money Market Fund, Inc.       Centennial Money Market Trust
Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust

      There is an initial  sales  charge on the  purchase of Class A shares of each of the  Oppenheimer  funds  described above except the money market funds and  Oppenheimer  Senior  Floating  Rate  Fund.  Under  certain  circumstances described in this Statement of Additional Information,  redemption proceeds of certain  money  market  fund  shares may be subject to a  contingent  deferred sales charge.

Letters of Intent. Under a Letter of Intent ("Letter"),  if you purchase Class
A shares  or  Class A and  Class B shares  of the Fund and  other  Oppenheimer funds  during a 13-month  period,  you can reduce the sales  charge  rate that applies  to your  purchases  of  Class A  shares.  The  total  amount  of your intended  purchases  of both  Class A and Class B shares  will  determine  the reduced  sales  charge  rate for the  Class A  shares  purchased  during  that period.  You can include  purchases  made up to 90 days before the date of the
Letter.  Letters do not consider Class C or Class N shares you purchase or may have purchased.

      A Letter is an  investor's  statement in writing to the  Distributor  of the intention to purchase  Class A shares or Class A and Class B shares of the
Fund (and other  Oppenheimer  funds)  during a 13-month  period  (the  "Letter period").  At the investor's request, this may include purchases made up to 90 days  prior  to the date of the  Letter.  The  Letter  states  the  investor's intention to make the  aggregate  amount of purchases  of shares  which,  when added to the  investor's  holdings  of shares of those  funds,  will  equal or exceed the amount  specified in the Letter.  Purchases made by reinvestment of dividends or  distributions  of capital gains and purchases  made at net asset value  without sales charge do not count toward  satisfying  the amount of the
Letter.

      A Letter  enables  an  investor  to count the Class A and Class B shares purchased  under  the  Letter to  obtain  the  reduced  sales  charge  rate on purchases  of Class A shares of the Fund (and other  Oppenheimer  funds)  that applies  under the  Right of  Accumulation  to  current  purchases  of Class A shares.  Each  purchase of Class A shares under the Letter will be made at the offering price  (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

      In  submitting a Letter,  the investor  makes no  commitment to purchase shares.  However,  if the  investor's  purchases  of shares  within the Letter period,  when  added  to the  value  (at  offering  price)  of the  investor's holdings of shares on the last day of that period,  do not equal or exceed the intended purchase amount,  the investor agrees to pay the additional amount of sales charge applicable to such purchases.  That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor  from time to time).  The  investor  agrees that shares equal in value to 5% of the intended purchase  amount will be held in escrow by the Transfer  Agent  subject to the
Terms of Escrow.  Also,  the  investor  agrees to be bound by the terms of the
Prospectus,  this Statement of Additional Information and the application used for a Letter. If those terms are amended,  as they may be from time to time by the Fund, the investor  agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters.

      If the total  eligible  purchases  made during the Letter  period do not equal or exceed the intended purchase amount, the concessions  previously paid to the  dealer of  record  for the  account  and the  amount  of sales  charge retained  by the  Distributor  will be  adjusted  to the rates  applicable  to actual total purchases.  If total eligible  purchases during the Letter period exceed the intended  purchase  amount and exceed the amount  needed to qualify for the next sales  charge rate  reduction  set forth in the  Prospectus,  the sales charges paid will be adjusted to the lower rate.  That  adjustment  will be made only if and when the dealer returns to the  Distributor  the excess of the amount of  concessions  allowed  or paid to the dealer  over the amount of concessions  that  apply  to  the  actual  amount  of  purchases.  The  excess concessions  returned to the Distributor  will be used to purchase  additional shares for the  investor's  account at the net asset value per share in effect on the  date  of such  purchase,  promptly  after  the  Distributor's  receipt thereof.

      The  Transfer  Agent  will not hold  shares in escrow for  purchases  of shares of the Fund and other Oppenheimer funds by  OppenheimerFunds  prototype
401(k) plans under a Letter.  If the intended  purchase  amount under a Letter entered into by an OppenheimerFunds  prototype 401(k) plan is not purchased by the plan by the end of the  Letter  period,  there  will be no  adjustment  of concessions paid to the  broker-dealer or financial  institution of record for accounts held in the name of that plan.

      In  determining  the total  amount  of  purchases  made  under a Letter, shares  redeemed by the investor prior to the termination of the Letter period will be deducted.  It is the responsibility of the dealer of record and/or the investor to advise the  Distributor  about the Letter in placing any  purchase orders for the investor  during the Letter period.  All of such purchases must be made through the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial  purchase (or  subsequent  purchases if necessary)
made  pursuant to a Letter,  shares of the Fund equal in value up to 5% of the intended  purchase  amount  specified in the Letter shall be held in escrow by the Transfer Agent. For example,  if the intended  purchase amount is $50,000, the escrow  shall be shares  valued in the amount of $2,500  (computed  at the offering  price  adjusted for a $50,000  purchase).  Any dividends and capital gains  distributions on the escrowed shares will be credited to the investor's account.

      2. If the  total  minimum  investment  specified  under  the  Letter  is completed  within the 13-month  Letter  period,  the  escrowed  shares will be promptly released to the investor.

      3. If, at the end of the  13-month  Letter  period  the total  purchases pursuant to the Letter are less than the intended  purchase  amount  specified in the Letter,  the investor must remit to the  Distributor an amount equal to the  difference  between the dollar amount of sales charges  actually paid and the amount of sales  charges  which  would have been paid if the total  amount purchased had been made at a single time.  That sales charge  adjustment  will apply to any shares  redeemed  prior to the  completion of the Letter.  If the difference  in sales  charges is not paid  within  twenty days after a request from the Distributor or the dealer,  the Distributor  will,  within sixty days of the  expiration  of the  Letter,  redeem  the  number  of  escrowed  shares necessary to realize such  difference in sales  charges.  Full and  fractional shares  remaining  after such  redemption  will be released from escrow.  If a request is received  to redeem  escrowed  shares  prior to the payment of such
additional  sales  charge,   the  sales  charge  will  be  withheld  from  the
redemption proceeds.

      4. By signing the  Letter,  the  investor  irrevocably  constitutes  and appoints the Transfer  Agent as  attorney-in-fact  to surrender for redemption any or all escrowed shares.

5.    The shares  eligible  for  purchase  under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a front-end  sales charge or subject to a Class
            A contingent deferred sales charge,
(b)   Class  B  shares  of  other  Oppenheimer  funds  acquired  subject  to a contingent deferred sales charge, and
(c)   Class A or Class B shares  acquired  by  exchange  of either (1) Class A shares of one of the other  Oppenheimer  funds that were  acquired subject to a Class A initial or contingent  deferred  sales charge or (2) Class B shares of one of the other  Oppenheimer  funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow  hereunder will  automatically be exchanged for shares of another fund to which an exchange is requested,  as described in the section of the  Prospectus  entitled  "How to Exchange  Shares" and the escrow will be transferred to that other fund.

Asset  Builder  Plans.  As explained  in the  Prospectus,  you must  initially establish  your account with $500.  Subsequently,  you can  establish an Asset
Builder Plan to automatically  purchase additional shares directly from a bank account  for as  little  as $50.  For  those  accounts  established  prior  to
November 1, 2002 and which have  previously  established  Asset Builder Plans, additional  purchases  will remain at $25.  Shares  purchased by Asset Builder
Plan payments from bank  accounts are subject to the  redemption  restrictions for recent  purchases  described in the  Prospectus.  Asset  Builder Plans are available  only if your bank is an ACH member.  Asset Builder Plans may not be
used  to  buy  shares  for   OppenheimerFunds   employer-sponsored   qualified
retirement   accounts.   Asset  Builder  Plans  also  enable  shareholders  of
Oppenheimer Cash Reserves to use their fund account to make monthly  automatic purchases of shares of up to four other Oppenheimer funds.

      If you make  payments  from your bank account to purchase  shares of the
Fund,  your bank  account  will be debited  automatically.  Normally the debit will be made two business days prior to the  investment  dates you selected on your  application.  Neither the  Distributor,  the Transfer Agent nor the Fund
shall be  responsible  for any delays in  purchasing  shares  that result from delays in ACH transmissions.

      Before  you  establish  Asset  Builder  payments,  you  should  obtain a prospectus  of the  selected  fund(s)  from  your  financial  advisor  (or the
Distributor)  and request an application  from the  Distributor.  Complete the application  and return  it.  You may change the amount of your Asset  Builder payment  or you can  terminate  these  automatic  investments  at any  time by writing to the  Transfer  Agent.  The  Transfer  Agent  requires a  reasonable
period   (approximately  10  days)  after  receipt  of  your  instructions  to implement  them. The Fund reserves the right to amend,  suspend or discontinue offering Asset Builder plans at any time without prior notice.

Retirement  Plans.  Certain types of retirement plans are entitled to purchase shares of the Fund without sales charges or at reduced sales charge rates,  as described  in  an  Appendix  to  this  Statement  of  Additional  Information.
Certain special sales charge arrangements  described in that Appendix apply to retirement  plans whose records are maintained on a daily  valuation  basis by
Merrill Lynch Pierce Fenner & Smith, Inc.  ("Merrill Lynch") or an independent record keeper that has a contract or special  arrangement  with Merrill Lynch.
If on the date the plan  sponsor  signed  the  Merrill  Lynch  record  keeping service  agreement  the plan has less than $1  million in assets  invested  in applicable  investments  (other than assets  invested in money market  funds), then the retirement  plan may purchase only Class C shares of the  Oppenheimer funds.  If on the  date the plan  sponsor  signed  the  Merrill  Lynch  record keeping  service  agreement the plan has $1 million or more in assets but less than $5 million in assets  invested  in  applicable  investments  (other  than assets invested in money market funds),  then the retirement plan may purchase only  Class N  shares  of the  Oppenheimer  funds.  If on the  date  the  plan sponsor  signed the Merrill Lynch record  keeping  service  agreement the plan has $5 million or more in assets  invested in  applicable  investments  (other than assets  invested in money market  funds),  then the  retirement  plan may purchase only Class A shares of the Oppenheimer funds.

      OppenheimerFunds  has entered  into  arrangements  with  certain  record keepers  whereby the  Transfer  Agent  compensates  the record  keeper for its record keeping and account  servicing  functions that it performs on behalf of the participant  level accounts of a retirement plan. While such  compensation may act to reduce the record  keeping  fees charged by the  retirement  plan's record keeper,  that  compensation  arrangement may be terminated at any time, potentially  affecting  the record  keeping  fees  charged  by the  retirement plan's record keeper.

Cancellation  of Purchase  Orders.  Cancellation  of  purchase  orders for the
Fund's  shares  (for  example,  when a purchase  check is returned to the Fund unpaid)  causes a loss to be incurred  when the net asset values of the Fund's shares on the  cancellation  date is less than on the purchase date. That loss is equal to the  amount  of the  decline  in the net  asset  value  per  share multiplied  by the number of shares in the  purchase  order.  The  investor is responsible  for that loss. If the investor  fails to compensate  the Fund for the loss, the  Distributor  will do so. The Fund may reimburse the Distributor for that  amount by  redeeming  shares  from any  account  registered  in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares.  Each class of shares of the Fund represents an interest in the same  portfolio  of  investments  of the  Fund.  However,  each  class has different shareholder  privileges and features. The net income attributable to
Class B,  Class C or  Class N shares  and the  dividends  payable  on Class B,
Class C or  Class N shares  will be  reduced  by  incremental  expenses  borne solely by that class.  Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

      The  availability of different  classes of shares permits an investor to choose  the  method of  purchasing  shares  that is more  appropriate  for the investor.  That may depend on the amount of the  purchase,  the length of time the investor expects to hold shares, and other relevant  circumstances.  Class
A shares normally are sold subject to an initial sales charge.  While Class B,
Class C and Class N shares have no initial  sales  charge,  the purpose of the deferred  sales  charge and  asset-based  sales charge on Class B, Class C and
Class N shares  is the same as that of the  initial  sales  charge  on Class A shares - to  compensate  the  Distributor  and brokers,  dealers and financial institutions  that sell shares of the Fund. A  salesperson  who is entitled to receive  compensation from his or her firm for selling Fund shares may receive different  levels of compensation  for selling one class of shares rather than another.

      The  Distributor  will not  accept  an order in an amount  greater  than
$250,000 to purchase  Class B shares or more than $1 million to purchase Class
C shares on behalf of a single  investor (not  including  dealer "street name"
or omnibus  accounts).  Effective  July 15,  2004,  the  Distributor  will not accept an order in an amount  greater than $100,000 to purchase Class B shares on behalf of a single investor (not including  dealer "street name" or omnibus accounts).

      |X| Class A Shares Subject to a Contingent  Deferred  Sales Charge.  For
purchases  of Class A shares at net asset  value  whether or not  subject to a contingent  deferred  sales charge as described  in the  Prospectus,  no sales concessions will be paid to the  broker-dealer of record,  as described in the
Prospectus,  on sales of Class A shares purchased with the redemption proceeds of  shares  of  another  mutual  fund  offered  as an  investment  option in a retirement  plan in which  Oppenheimer  funds are also  offered as  investment options  under a special  arrangement  with the  Distributor,  if the purchase occurs  more  than 30  days  after  the  Oppenheimer  funds  are  added  as an investment option under that plan.  Additionally,  that concession will not be paid on  purchases  of Class A  shares  by a  retirement  plan  made  with the redemption  proceeds of Class N shares of one or more  Oppenheimer  funds held by the plan for more than 18 months.

      |X| Class B  Conversion.  Under  current  interpretations  of applicable federal  income tax law by the Internal  Revenue  Service,  the  conversion of
Class B shares to Class A shares 72 months after  purchase is not treated as a taxable event for the shareholder.  If those laws or the IRS interpretation of those laws should change,  the automatic  conversion feature may be suspended.
In that  event,  no further  conversions  of Class B shares  would occur while that  suspension  remained in effect.  Although  Class B shares  could then be exchanged  for Class A shares on the basis of relative  net asset value of the two classes,  without the  imposition  of a sales charge or fee, such exchange could  constitute  a  taxable  event  for the  shareholder,  and  absent  such exchange,  Class B shares  might  continue  to be subject  to the  asset-based sales charge for longer than six years.

      |X|   Availability of Class N Shares.  In addition to the description of the types of retirement  plans which may purchase Class N shares  contained in the prospectus, Class N shares also are offered to the following:
o     to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o     to  all  rollover   contributions   made  to  Individual  401(k)  plans,
            Profit-Sharing Plans and Money Purchase Pension Plans,
o     to all direct  rollovers  from  OppenheimerFunds-sponsored  Pinnacle and
            Ascender retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,
o     to Group  Retirement  Plans (as defined in Appendix C to this  Statement of  Additional  Information)  which  have  entered  into a special agreement with the Distributor for that purpose,
o     to Retirement  Plans  qualified  under Sections  401(a) or 401(k) of the
            Internal  Revenue Code, the  recordkeeper  or the plan sponsor for which has entered into a special agreement with the Distributor,
o     to Retirement  Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
o     to  OppenheimerFunds-sponsored  Ascender  401(k)  plans that pay for the purchase with the redemption  proceeds of Class A shares of one or more Oppenheimer funds, and
o     to certain customers of broker-dealers  and financial  advisors that are identified in a special  agreement  between the  broker-dealer  or financial advisor and the Distributor for that purpose.

      The sales  concession  and the advance of the service  fee, as described in the  Prospectus,  will not be paid to dealers of record on sales of Class N shares on:
o     purchases  of  Class  N  shares  in  amounts  of  $500,000  or more by a retirement  plan that pays for the  purchase  with the  redemption proceeds  of  Class  A  shares  of one or more  Oppenheimer  funds
            (other than rollovers from an OppenheimerFunds-sponsored  Pinnacle or  Ascender  401(k) plan to any IRA  invested in the  Oppenheimer funds),
o     purchases  of  Class  N  shares  in  amounts  of  $500,000  or more by a retirement  plan that pays for the  purchase  with the  redemption proceeds of Class C shares of one or more  Oppenheimer  funds held by the plan for more than one year (other than  rollovers  from an
            OppenheimerFunds-sponsored  Pinnacle  or  Ascender  401(k) plan to any IRA invested in the Oppenheimer funds), and
o     on  purchases  of  Class  N  shares  by  an   OppenheimerFunds-sponsored
            Pinnacle  or  Ascender   401(k)  plan  made  with  the  redemption
            proceeds of Class A shares of one or more Oppenheimer funds.

      No sales  concessions will be paid to the  broker-dealer  of record,  as described in the  Prospectus,  on sales of Class N shares  purchased  with the redemption  proceeds of shares of another mutual fund offered as an investment option in a  retirement  plan in which  Oppenheimer  funds are also offered as investment  options under a special  arrangement with the Distributor,  if the purchase occurs more than 30 days after the Oppenheimer  funds are added as an investment option under that plan.

      |X| Allocation of Expenses.  The Fund pays expenses related to its daily operations,  such as custodian  fees,  Trustees'  fees,  transfer agency fees, legal  fees and  auditing  costs.  Those  expenses  are paid out of the Fund's assets and are not paid  directly by  shareholders.  However,  those  expenses reduce the net asset values of shares,  and therefore are indirectly  borne by shareholders through their investment.

      The  methodology  for  calculating  the net asset value,  dividends  and distributions  of the Fund's share classes  recognizes  two types of expenses.
General  expenses  that  do not  pertain  specifically  to any one  class  are allocated  pro rata to the shares of all classes.  The  allocation is based on the  percentage of the Fund's total assets that is  represented  by the assets of each  class,  and then  equally to each  outstanding  share  within a given class. Such general expenses include  management fees, legal,  bookkeeping and audit fees, printing and mailing costs of shareholder  reports,  Prospectuses,
Statements  of  Additional   Information   and  other  materials  for  current
shareholders,   fees  to  unaffiliated  Trustees,  custodian  expenses,  share
issuance  costs,   organization  and  start-up  costs,  interest,   taxes  and
brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly  attributable to a particular class are allocated  equally to each  outstanding  share within that class.  Examples of such expenses  include  distribution  and service plan (12b-1) fees,  transfer and  shareholder  servicing agent fees and expenses,  and shareholder  meeting expenses (to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus,  a $12 annual "Minimum Balance
Fee" is assessed on each Fund account with a share balance  valued under $500.
The Low Balance Fee is  automatically  deducted from each such Fund account on or about the second to last business day of September.

Listed  below  are  certain  cases in  which  the  Fund  has  elected,  in its discretion,  not to  assess  the  Fund  Account  Fees.  These  exceptions  are subject to change:
o     A fund account whose shares were acquired  after  September  30th of the prior year;
o     A fund  account  that has a  balance  below  $500  due to the  automatic conversion  of shares from Class B to Class A shares.  However,  once all Class B shares held in the account  have been  converted to Class
         A shares the new account  balance  may become  subject to the Minimum
         Balance Fee;
      Accounts of  shareholders  who elect to access their  account  documents electronically via eDoc Direct;
o     A fund  account  that has only  certificated  shares and,  has a balance below $500 and is being escheated;
o     Accounts of shareholders that are held by broker-dealers  under the NSCC
         Fund/SERV system;
o     Accounts  held  under the  Oppenheimer  Legacy  Program  and/or  holding certain Oppenheimer Variable Account Funds;
o     Omnibus  accounts  holding  shares  pursuant to the Pinnacle,  Ascender,
         Custom Plus,  Recordkeeper Pro and Pension  Alliance  Retirement Plan
         programs; and
o     A fund account  that falls below the $500  minimum  solely due to market fluctuations  within the 12-month  period  preceding the date the fee is deducted.

To access account documents  electronically via eDocs Direct, please visit the
Service   Center  on  our   website   at   www.oppenheimerfunds.com   or  call
                                           ------------------------
1.888.470.0862 for instructions.

The Fund reserves the authority to modify Fund Account Fees in its discretion.

Determination  of Net Asset  Values Per Share.  The net asset values per share of each  class  of  shares  of the  Fund  are  determined  as of the  close of business  of the  Exchange  on  each  day  that  the  Exchange  is  open.  The
calculation   is  done  by  dividing  the  value  of  the  Fund's  net  assets attributable  to a class  by the  number  of  shares  of that  class  that are outstanding.  The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some other days (for example,  in case of weather emergencies or on days falling  before a U.S.  holiday).  All  references  to time in this
Statement of Additional  Information  mean "Eastern time." The Exchange's most recent annual  announcement  (which is subject to change)  states that it will close on New Year's Day,  Martin Luther King, Jr. Day,  Presidents'  Day, Good
Friday,  Memorial  Day,  Independence  Day,  Labor Day,  Thanksgiving  Day and
Christmas Day. It may also close on other days.

      Dealers  other than  Exchange  members  may  conduct  trading in certain securities  on days on which the  Exchange is closed  (including  weekends and holidays)  or after 4:00 P.M. on a regular  business  day.  Because the Fund's net asset values will not be  calculated  on those days,  the Fund's net asset values per share may be significantly  affected on such days when shareholders may not purchase or redeem shares.

      |X| Securities  Valuation.  The Fund's Board of Trustees has established procedures  for the  valuation  of the Fund's  securities.  In  general  those procedures are as follows:
o     Equity  securities  traded on a U.S.  securities  exchange or on Nasdaq(R)
are valued as follows:
(1)   if last sale information is regularly  reported,  they are valued at the last  reported  sale price on the  principal  exchange on which they are traded or on Nasdaq, as applicable, on that day, or
(2)   if last sale  information is not available on a valuation date, they are valued at the last reported sale price  preceding the valuation date if it is  within  the  spread  of the  closing  "bid"  and
               "asked"  prices  on the  valuation  date  or,  if  not,  at the closing "bid" price on the valuation date.
o     Equity securities traded on a foreign securities  exchange generally are valued in one of the following ways:
(1)   at the last sale price available to the pricing service  approved by the
               Board of Trustees, or
(2)   at the last sale price  obtained by the  Manager  from the report of the principal  exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
(3)   at the mean  between  the "bid" and  "asked"  prices  obtained  from the principal  exchange on which the  security is traded or, on the basis of  reasonable  inquiry,  from two  market  makers in the security.
o     Long-term debt  securities  having a remaining  maturity in excess of 60 days are  valued  based on the mean  between  the  "bid"  and  "asked"  prices determined  by a portfolio  pricing  service  approved by the Fund's  Board of
Trustees  or  obtained by the  Manager  from two active  market  makers in the security on the basis of reasonable inquiry.
o     The  following  securities  are valued at the mean between the "bid" and
"asked" prices  determined by a pricing  service  approved by the Fund's Board of Trustees or obtained by the Manager  from two active  market  makers in the security on the basis of reasonable inquiry:
(1)   debt  instruments  that  have a  maturity  of more  than 397  days  when issued,
(2)   debt  instruments  that had a maturity  of 397 days or less when  issued and have a remaining maturity of more than 60 days, and
(3)   non-money  market  debt  instruments  that had a maturity of 397 days or less when  issued and which  have a  remaining  maturity  of 60 days or less.
o     The following  securities are valued at cost,  adjusted for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money  market fund that had a maturity  of  less  than  397  days  when  issued  that  have a remaining maturity of 60 days or less, and
(2)   debt  instruments  held by a money  market  fund that  have a  remaining maturity of 397 days or less.
o     Securities    (including     restricted     securities)    not    having
readily-available  market quotations are valued at fair value determined under the Board's  procedures.  If the Manager is unable to locate two market makers willing to give  quotes,  a  security  may be priced at the mean  between  the
"bid" and "asked"  prices  provided by a single  active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. government securities,  mortgage-backed  securities, corporate bonds and foreign government securities,  when last sale information is not generally  available,  the Manager may use pricing services approved by the Board of Trustees.  The pricing  service may use "matrix"  comparisons  to the prices  for  comparable  instruments  on the basis of  quality,  yield and maturity.  Other  special  factors  may be  involved  (such as the  tax-exempt status  of the  interest  paid by  municipal  securities).  The  Manager  will monitor the  accuracy of the pricing  services.  That  monitoring  may include comparing  prices  used for  portfolio  valuation  to actual  sales  prices of selected securities.

      Puts,  calls,  and  futures  are  valued at the last  sale  price on the principal  exchange on which they are traded or on Nasdaq,  as applicable,  as determined  by a pricing  service  approved by the Board of Trustees or by the
Manager.  If there  were no sales  that day,  they shall be valued at the last sale  price on the  preceding  trading  day if it is within  the spread of the closing  "bid" and "asked"  prices on the  principal  exchange or on Nasdaq on the  valuation  date.  If not, the value shall be the closing bid price on the principal  exchange or on Nasdaq on the  valuation  date.  If the put, call or future is not traded on an  exchange  or on Nasdaq,  it shall be valued by the mean between "bid" and "asked" prices  obtained by the Manager from two active market  makers.  In certain cases that may be at the "bid" price if no "asked"
price is available.

      When the Fund writes an option,  an amount equal to the premium received is included in the Fund's  Statement of Assets and Liabilities as an asset. An equivalent  credit  is  included  in the  liability  section.  The  credit  is adjusted  ("marked-to-market")  to reflect  the  current  market  value of the option.  In  determining  the  Fund's  gain on  investments,  if a call or put written by the Fund is  exercised,  the proceeds are  increased by the premium received.  If a call or put written by the Fund  expires,  the Fund has a gain in the  amount of the  premium.  If the Fund  enters  into a closing  purchase transaction,  it will have a gain or loss,  depending  on whether  the premium received  was more or less than the cost of the  closing  transaction.  If the
Fund  exercises  a put it holds,  the amount the Fund  receives on its sale of the  underlying  investment  is reduced  by the amount of premium  paid by the
Fund.

How to Sell Shares

The  information  below  supplements  the terms and  conditions  for redeeming shares set forth in the Prospectus.

Checkwriting.  When a check is presented to United  Missouri Bank (the "Bank")
for  clearance,  the Bank will ask the Fund to redeem a  sufficient  number of full and fractional  shares in the  shareholder's  account to cover the amount of the check. This enables the shareholder to continue receiving  dividends on those  shares  until the check is  presented  to the Fund.  Checks  may not be presented  for  payment at the  offices  of the Bank or the  Fund's  custodian bank.  This  limitation  does not affect the use of checks for the  payment of bills or to obtain cash at other banks.  The Fund reserves the right to amend, suspend or discontinue offering checkwriting  privileges at any time. The Fund will provide you notice whenever it is required to do so by applicable law.

      In choosing to take advantage of the Checkwriting  privilege, by signing the account  application or by completing a Checkwriting card, each individual who signs:
(1)   for  individual  accounts,  represents  that  they  are  the  registered owner(s) of the shares of the Fund in that account;
(2)   for accounts for corporations,  partnerships, trusts and other entities, represents  that they are an  officer,  general  partner,  trustee or other  fiduciary or agent,  as applicable,  duly authorized to act on behalf of the registered owner(s);

(3)   authorizes  the Fund,  its Transfer Agent and any bank through which the
         Fund's  drafts  (checks)  are payable to pay all checks  drawn on the
         Fund account of such  person(s) and to redeem a sufficient  amount of shares from that account to cover payment of each check;
(4)   specifically  acknowledges  that if they  choose to permit  checks to be honored if there is a single  signature on checks drawn against joint accounts,  or  accounts  for  corporations,  partnerships,  trusts or other  entities,  the  signature of any one signatory on a check will be sufficient to authorize  payment of that check and redemption from the account,  even if that account is registered in the names of more than one person or more than one authorized  signature appears on the
         Checkwriting card or the application, as applicable;
(5)   understands  that  the  Checkwriting  privilege  may  be  terminated  or amended at any time by the Fund and/or the Fund's bank; and
(6)   acknowledges  and agrees that  neither the Fund nor its bank shall incur any  liability  for that  amendment or  termination  of  checkwriting privileges or for redeeming shares to pay checks reasonably  believed by them to be genuine,  or for  returning  or not paying  checks that have not been accepted for any reason.

Sending  Redemption  Proceeds by Federal Funds Wire. The Federal Funds wire of redemption  proceeds may be delayed if the Fund's  custodian  bank is not open for business on a day when the Fund would  normally  authorize  the wire to be made,  which is usually the Fund's next  regular  business day  following  the redemption.  In those  circumstances,  the wire will not be transmitted  until the next  bank  business  day on  which  the  Fund is open  for  business.  No dividends will be paid on the proceeds of redeemed  shares  awaiting  transfer by Federal Funds wire.

Reinvestment Privilege.  Within six months of a redemption,  a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A shares  purchased  subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares  that were  subject  to the Class B  contingent  deferred sales charge when redeemed.

      The  reinvestment  may be made  without  sales  charge  only in  Class A shares of the Fund or any of the other  Oppenheimer funds into which shares of the Fund are  exchangeable  as  described in "How to Exchange  Shares"  below.
Reinvestment  will be at the net asset value next computed  after the Transfer
Agent receives the  reinvestment  order. The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment.  This privilege does not apply to Class C, Class N or Class Y shares.  The Fund may  amend,  suspend or cease offering this  reinvestment  privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital  gain that was  realized  when the shares  were  redeemed is taxable,  and  reinvestment  will not alter any  capital  gains tax payable on that gain. If there has been a capital loss on the redemption,  some or all of the loss may not be tax deductible,  depending on the timing and amount of the reinvestment.  Under the Internal Revenue Code, if the redemption  proceeds of
Fund shares on which a sales charge was paid are  reinvested  in shares of the
Fund or  another  of the  Oppenheimer  funds  within 90 days of payment of the sales  charge,  the  shareholder's  basis in the  shares of the Fund that were redeemed  may not  include  the amount of the sales  charge  paid.  That would reduce the loss or increase the gain recognized from the redemption.  However, in that  case the  sales  charge  would be  added to the  basis of the  shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind".  The  Prospectus  states that payment for shares  tendered
for   redemption  is  ordinarily   made  in  cash.   However,   under  certain
circumstances,  the Board of Trustees of the Fund may determine  that it would be  detrimental  to the best  interests of the remaining  shareholders  of the
Fund to make payment of a redemption  order wholly or partly in cash.  In that case,  the  Fund  may pay the  redemption  proceeds  in  whole or in part by a distribution  "in kind" of liquid  securities  from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be  governed by Rule 18f-1 under the  Investment
Company Act.  Under that rule,  the Fund is obligated to redeem  shares solely in cash up to the  lesser  of  $250,000  or 1% of the net  assets  of the Fund during any 90-day  period for any one  shareholder.  If shares are redeemed in kind,  the  redeeming  shareholder  might  incur  brokerage  or other costs in selling the securities for cash.  The Fund will value  securities  used to pay redemptions  in kind  using  the  same  method  the  Fund  uses to  value  its portfolio  securities described above under "Determination of Net Asset Values
Per Share." That valuation  will be made as of the time the  redemption  price is determined.

Involuntary  Redemptions.  The Fund's Board of Trustees has the right to cause the involuntary  redemption of the shares held in any account if the aggregate net asset  value of those  shares is less than $200 or such  lesser  amount as the Board may fix.  The Board  will not cause the  involuntary  redemption  of shares in an  account  if the  aggregate  net asset  value of such  shares has fallen below the stated minimum solely as a result of market fluctuations.  If the Board  exercises  this  right,  it may also fix the  requirements  for any notice to be given to the  shareholders  in question  (not less than 30 days).
The Board may  alternatively  set requirements for the shareholder to increase the  investment,  or set other terms and  conditions  so that the shares would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different  registration is not an event that  triggers the payment of sales  charges.  Therefore,  shares are not subject to the payment of a contingent  deferred sales charge of any class at the time of transfer to the name of another  person or entity.  It does not matter whether the transfer  occurs by absolute  assignment,  gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares.  When  shares  subject  to a  contingent  deferred  sales  charge  are transferred,  the  transferred  shares will remain  subject to the  contingent deferred sales charge. It will be calculated as if the transferee  shareholder had  acquired the  transferred  shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares  held in an account  are  transferred,  and some but not all shares in the account  would be subject to a  contingent  deferred sales charge if redeemed at the time of transfer,  the priorities described in the  Prospectus  under "How to Buy Shares" for the  imposition of the Class B,
Class C and Class N  contingent  deferred  sales  charge  will be  followed in determining the order in which shares are transferred.

Distributions   From  Retirement  Plans.   Requests  for  distributions   from
OppenheimerFunds-sponsored  IRAs,  SEP-IRAs,  SIMPLE IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing  plans should be addressed to
"Trustee,  OppenheimerFunds  Retirement  Plans," c/o the Transfer Agent at its
address  listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must:
(1)   state the reason for the distribution;
(2)   state the owner's  awareness  of tax  penalties if the  distribution  is premature; and
(3)   conform to the  requirements of the plan and the Fund's other redemption requirements.

      Participants    (other   than    self-employed    plan    sponsors)   in
OppenheimerFunds-sponsored  pension or profit-sharing plans with shares of the
Fund held in the name of the plan or its  fiduciary  may not directly  request redemption of their accounts.  The plan  administrator  or fiduciary must sign the request.

      Distributions  from  pension  and profit  sharing  plans are  subject to special  requirements  under the Internal  Revenue Code and certain  documents
(available  from the Transfer  Agent) must be completed  and  submitted to the
Transfer  Agent  before  the  distribution  may be  made.  Distributions  from retirement  plans are subject to withholding  requirements  under the Internal
Revenue Code, and IRS Form W-4P  (available  from the Transfer  Agent) must be submitted  to  the  Transfer  Agent  with  the  distribution  request,  or the distribution may be delayed.  Unless the shareholder has provided the Transfer
Agent with a certified tax  identification  number,  the Internal Revenue Code requires that tax be withheld from any  distribution  even if the  shareholder elects not to have tax withheld.  The Fund, the Manager, the Distributor,  and
the  Transfer  Agent  assume  no   responsibility   to  determine   whether  a
distribution  satisfies the  conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special  Arrangements  for Repurchase of Shares from Dealers and Brokers.  The
Distributor  is the Fund's  agent to  repurchase  its shares  from  authorized dealers or brokers on behalf of their customers.  Shareholders  should contact their  broker or dealer to arrange  this type of  redemption.  The  repurchase price  per  share  will  be the  net  asset  value  next  computed  after  the
Distributor receives an order placed by the dealer or broker.  However, if the
Distributor  receives a  repurchase  order  from a dealer or broker  after the close of the Exchange on a regular  business day, it will be processed at that day's net asset  value if the order was  received by the dealer or broker from its customers prior to the time the Exchange  closes.  Normally,  the Exchange closes at 4:00 P.M.,  but may do so earlier  on some days.  Additionally,  the order must have been  transmitted to and received by the Distributor  prior to its close of business that day (normally 5:00 P.M.).

      Ordinarily,   for  accounts  redeemed  by  a  broker-dealer  under  this procedure,  payment will be made within three  business  days after the shares have been redeemed upon the Distributor's  receipt of the required  redemption documents in proper form. The  signature(s)  of the  registered  owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic  Withdrawal and Exchange Plans.  Investors owning shares of the Fund valued at $5,000 or more can  authorize  the Transfer  Agent to redeem  shares
(having  a value of at  least  $50)  automatically  on a  monthly,  quarterly, semi-annual or annual basis under an Automatic  Withdrawal  Plan.  Shares will
be  redeemed   three  business  days  prior  to  the  date  requested  by  the shareholder for receipt of the payment.  Automatic withdrawals of up to $1,500 per month may be  requested  by  telephone if payments are to be made by check payable  to all  shareholders  of  record.  Payments  must also be sent to the address of record for the account and the address  must not have been  changed
within   the   prior   30   days.   Required   minimum    distributions   from
OppenheimerFunds-sponsored  retirement  plans  may  not be  arranged  on  this basis.

      Payments  are  normally   made  by  check,   but   shareholders   having
AccountLink  privileges  (see  "How  To  Buy  Shares")  may  arrange  to  have
Automatic  Withdrawal Plan payments transferred to the bank account designated on the account  application or by  signature-guaranteed  instructions  sent to the  Transfer  Agent.  Shares are normally  redeemed  pursuant to an Automatic
Withdrawal  Plan three business days before the payment  transmittal  date you select in the account  application.  If a  contingent  deferred  sales  charge applies to the redemption,  the amount of the check or payment will be reduced accordingly.

      The Fund cannot  guarantee  receipt of a payment on the date  requested.
The Fund reserves the right to amend,  suspend or  discontinue  offering these plans at any time without prior notice.  Because of the sales charge  assessed on Class A share purchases,  shareholders  should not make regular  additional
Class A share purchases while  participating in an Automatic  Withdrawal Plan.
Class B,  Class C and Class N  shareholders  should  not  establish  automatic withdrawal  plans,  because  of the  potential  imposition  of the  contingent deferred sales charge on such  withdrawals  (except where the Class B, Class C or Class N  contingent  deferred  sales  charge  is  waived  as  described  in
Appendix C to this Statement of Additional Information).

      By requesting an Automatic  Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions  that apply to such plans, as stated below.
These  provisions  may be  amended  from time to time by the Fund  and/or  the
Distributor.   When  adopted,  any  amendments  will  automatically  apply  to existing Plans.

      |X| Automatic  Exchange Plans.  Shareholders  can authorize the Transfer
Agent to  exchange  a  pre-determined  amount of shares of the Fund for shares
(of the same class) of other  Oppenheimer  funds  automatically  on a monthly, quarterly,  semi-annual or annual basis under an Automatic  Exchange Plan. The minimum  amount  that may be  exchanged  to each  other  fund  account is $50.
Instructions  should  be  provided  on  the  OppenheimerFunds  Application  or signature-guaranteed  instructions.  Exchanges  made  under  these  plans  are subject to the  restrictions  that apply to  exchanges as set forth in "How to
Exchange  Shares" in the  Prospectus and below in this Statement of Additional
Information.

      |X|  Automatic  Withdrawal  Plans.  Fund  shares  will  be  redeemed  as necessary to meet withdrawal payments.  Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested  dividends and capital gains  distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal  payments.  Depending upon the amount withdrawn, the investor's principal may be depleted.  Payments made under these plans should not be  considered  as a yield or income on your investment.

      The Transfer Agent will administer the investor's  Automatic  Withdrawal
Plan as agent for the shareholder(s)  (the "Planholder") who executed the Plan authorization  and application  submitted to the Transfer  Agent.  Neither the
Fund nor the Transfer  Agent shall incur any liability to the  Planholder  for any  action  taken  or not  taken  by the  Transfer  Agent  in good  faith  to administer the Plan. Share  certificates  will not be issued for shares of the
Fund  purchased  for and held  under the Plan,  but the  Transfer  Agent  will credit all such shares to the account of the  Planholder on the records of the
Fund.  Any  share  certificates  held  by  a  Planholder  may  be  surrendered unendorsed to the Transfer Agent with the Plan  application so that the shares represented by the certificate may be held under the Plan.

      For accounts  subject to Automatic  Withdrawal  Plans,  distributions of capital gains must be reinvested in shares of the Fund,  which will be done at net  asset  value  without a sales  charge.  Dividends  on shares  held in the account may be paid in cash or reinvested.

      Shares  will be redeemed  to make  withdrawal  payments at the net asset value per share  determined  on the  redemption  date.  Checks or  AccountLink payments  representing  the  proceeds  of Plan  withdrawals  will  normally be transmitted  three business days prior to the date selected for receipt of the payment,  according  to the choice  specified  in  writing by the  Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement  payments and the address to which  checks are to be mailed or  AccountLink  payments are to be sent may be changed at any time by the  Planholder by writing to the Transfer  Agent.  The
Planholder   should  allow  at  least  two  weeks'  time  after  mailing  such notification  for the  requested  change to be put in effect.  The  Planholder may, at any time,  instruct  the  Transfer  Agent by written  notice to redeem all,  or any part of, the shares  held under the Plan.  That notice must be in
proper  form  in  accordance  with  the   requirements  of  the   then-current
Prospectus  of the Fund.  In that case,  the  Transfer  Agent will  redeem the number of shares  requested  at the net  asset  value per share in effect  and will mail a check for the proceeds to the Planholder.

      The  Planholder  may  terminate  a Plan at any  time by  writing  to the
Transfer  Agent.  The Fund may also give  directions to the Transfer  Agent to terminate  a Plan.  The  Transfer  Agent will also  terminate  a Plan upon its receipt of  evidence  satisfactory  to it that the  Planholder  has died or is legally  incapacitated.  Upon  termination  of a Plan by the Transfer Agent or the Fund,  shares that have not been redeemed  will be held in  uncertificated form  in  the  name  of  the  Planholder.  The  account  will  continue  as  a
dividend-reinvestment,   uncertificated   account   unless  and  until  proper
instructions  are  received  from  the  Planholder,  his  or her  executor  or guardian, or another authorized person.

      To use Class A shares held under the Plan as collateral  for a debt, the
Planholder  may request  issuance  of a portion of the shares in  certificated form.  Upon written  request  from the  Planholder,  the  Transfer  Agent will determine the number of shares for which a certificate  may be issued  without causing the withdrawal  checks to stop.  However,  should such  uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer  Agent ceases to act as transfer agent for the Fund, the
Planholder  will be deemed to have  appointed any successor  transfer agent to act as agent in administering the Plan.

How to Exchange Shares

As  stated in the  Prospectus,  shares of a  particular  class of  Oppenheimer funds  having more than one class of shares may be  exchanged  only for shares of the same class of other  Oppenheimer  funds.  Shares of  Oppenheimer  funds that have a single  class  without a class  designation  are deemed  "Class A"
shares for this  purpose.  You can obtain a current list  showing  which funds offer which classes of shares by calling the Distributor.

o     All of the  Oppenheimer  funds  currently  offer  Class A, B, C, N and Y shares with the following exceptions:

      The following funds only offer Class A shares:
      Centennial America Fund, L.P.          Centennial New York Tax Exempt Trust
      Centennial California Tax Exempt Trust Centennial Tax Exempt Trust
      Centennial Government Trust            Oppenheimer Money Market Fund, Inc.
      Centennial Money Market Trust

      The following funds do not offer Class N shares:
      Oppenheimer AMT-Free Municipals        Oppenheimer Pennsylvania Municipal
                                             Fund
      Oppenheimer AMT-Free New York          Oppenheimer Rochester National
      Municipals                             Municipals
      Oppenheimer California Municipal Fund  Limited Term New York Municipal Fund
      Oppenheimer Limited Term Municipal     Oppenheimer Senior Floating Rate
      Fund                                   Fund
      Oppenheimer New Jersey Municipal Fund  Rochester Fund Municipals

      The following funds do not offer Class Y shares:
      Oppenheimer AMT-Free Municipals        Oppenheimer Limited Term Municipal Fund
      Oppenheimer AMT-Free New York          Oppenheimer Multiple Strategies Fund
      Municipals
      Oppenheimer California Municipal Fund  Oppenheimer New Jersey Municipal Fund
      Oppenheimer Capital Income Fund        Oppenheimer Pennsylvania Municipal Fund
      Oppenheimer Cash Reserves              Oppenheimer Principal Protected Main
                                             Street Fund
      Oppenheimer Champion Income Fund       Oppenheimer Quest Capital Value Fund,
                                             Inc.
      Oppenheimer Convertible Securities     Oppenheimer Quest International Value
      Fund                                   Fund, Inc.
      Oppenheimer Disciplined Allocation     Oppenheimer Rochester National
      Fund                                   Municipals
      Oppenheimer Developing Markets Fund    Oppenheimer Senior Floating Rate Fund
      Oppenheimer Gold & Special Minerals    Oppenheimer Small Cap Value Fund
      Fund
      Oppenheimer International Bond Fund    Oppenheimer Total Return Bond Fund
      Oppenheimer International Growth Fund  Limited Term New York Municipal Fund
      Oppenheimer International Small
      Company Fund

o     Class Y shares of  Oppenheimer  Real Asset Fund may not be exchanged for shares of any other fund.
o     Class B, Class C and Class N shares of  Oppenheimer  Cash  Reserves  are generally  available  only by exchange  from the same class of shares of other  Oppenheimer  funds or through  OppenheimerFunds-sponsored  401(k)
      plans.
o     Class  M  shares  of  Oppenheimer  Convertible  Securities  Fund  may be
      exchanged only for Class A shares of other  Oppenheimer  funds. They may not be  acquired  by  exchange  of  shares  of any  class  of any  other
      Oppenheimer  funds  except  Class A shares of  Oppenheimer  Money Market
      Fund or  Oppenheimer  Cash  Reserves  acquired  by  exchange  of Class M shares.
o     Class X shares of Limited Term New York  Municipal Fund may be exchanged only for Class B shares of other  Oppenheimer funds and no exchanges may be made to Class X shares.
o     Shares of  Oppenheimer  Capital  Preservation  Fund may not be exchanged for shares of  Oppenheimer  Money Market Fund,  Inc.,  Oppenheimer  Cash
      Reserves or Oppenheimer  Limited-Term Government Fund. Only participants in certain  retirement plans may purchase shares of Oppenheimer  Capital
      Preservation  Fund, and only those  participants  may exchange shares of other Oppenheimer funds for shares of Oppenheimer  Capital  Preservation
      Fund.
o     Class A shares of Oppenheimer  funds may be exchanged at net asset value for shares of any money market fund offered by the  Distributor.  Shares of any  money  market  fund  purchased  without  a sales  charge  may be exchanged  for shares of  Oppenheimer  funds offered with a sales charge upon  payment  of the sales  charge.  They may also be used to  purchase shares of  Oppenheimer  funds subject to an early  withdrawal  charge or contingent deferred sales charge.
o     Shares  of  Oppenheimer  Money  Market  Fund,  Inc.  purchased  with the redemption  proceeds of shares of other  mutual  funds (other than funds managed by the Manager or its subsidiaries)  redeemed within the 30 days prior to that  purchase  may  subsequently  be  exchanged  for shares of other  Oppenheimer  funds  without  being  subject to an  initial  sales charge  or  contingent  deferred  sales  charge.  To  qualify  for  that privilege,  the  investor  or the  investor's  dealer  must  notify  the
      Distributor of eligibility  for this privilege at the time the shares of
      Oppenheimer  Money Market Fund, Inc. are purchased.  If requested,  they must supply proof of entitlement to this privilege.
o     Shares  of  the  Fund   acquired  by   reinvestment   of   dividends  or
      distributions  from any of the other  Oppenheimer funds or from any unit investment  trust for  which  reinvestment  arrangements  have been made with the  Distributor  may be exchanged at net asset value for shares of any of the Oppenheimer funds.
o     Shares  of  Oppenheimer   Principal   Protected  Main  Street  Fund  and
      Oppenheimer  Principal Protected Main Street Fund II may be exchanged at net asset  value for shares of any of the  Oppenheimer  funds.  However, shareholders  are not permitted to exchange shares of other  Oppenheimer funds for shares of  Oppenheimer  Principal  Protected  Main Street Fund
      until after the expiration of the warranty period (8/5/2010).
o     Shares of  Oppenheimer  Principal  Protected  Main Street Fund II may be
      exchanged  at net  asset  value  for  shares  of any of the  Oppenheimer funds.  However,  shareholders  are not permitted to exchange  shares of other  Oppenheimer funds for shares of Oppenheimer  Principal  Protected
      Main Street Fund II until after the  expiration  of the warranty  period
      (2/4/2011).

      The Fund may amend,  suspend or terminate the exchange  privilege at any time.  Although the Fund may impose these changes at any time, it will provide you  with  notice  of  those  changes  whenever  it  is  required  to do so by applicable  law.  It may be  required  to  provide  60 days'  notice  prior to materially amending or terminating the exchange privilege.  That 60 day notice is not required in extraordinary circumstances.

      |X|  How  Exchanges  Affect  Contingent   Deferred  Sales  Charges.   No
contingent  deferred  sales  charge is imposed on  exchanges  of shares of any class  purchased  subject to a  contingent  deferred  sales  charge,  with the following exceptions:

o     When  Class A shares  of any  Oppenheimer  fund  (other  than  Rochester
National  Municipals  and Rochester Fund  Municipals)  acquired by exchange of
Class  A  shares  of any  Oppenheimer  fund  purchased  subject  to a  Class A contingent  deferred sales charge are redeemed  within 18 months measured from the beginning of the calendar  month of the initial  purchase of the exchanged
Class A shares,  the Class A  contingent  deferred  sales charge is imposed on the redeemed shares.

o     When Class A shares of Rochester National  Municipals and Rochester Fund
Municipals  acquired  by exchange  of Class A shares of any  Oppenheimer  fund purchased  subject to a Class A contingent  deferred sales charge are redeemed within  24  months  of the  beginning  of the  calendar  month of the  initial purchase of the  exchanged  Class A shares,  the Class A  contingent  deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of  another  Oppenheimer  fund that are  exchanged for Class A shares of  Oppenheimer  Senior  Floating  Rate Fund are subject to the Class A contingent  deferred sales charge of the other Oppenheimer fund at the time of exchange,  the holding period for that Class A contingent deferred sales  charge  will  carry  over to the Class A shares of  Oppenheimer  Senior
Floating  Rate  Fund  acquired  in  the  exchange.   The  Class  A  shares  of
Oppenheimer  Senior  Floating  Rate Fund  acquired  in that  exchange  will be subject to the Class A Early Withdrawal Charge of Oppenheimer  Senior Floating
Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer  Cash Reserves and Oppenheimer  Money
Market Fund,  Inc.  acquired by exchange of Class A shares of any  Oppenheimer fund  purchased  subject to a Class A  contingent  deferred  sales  charge are redeemed  within the Class A holding  period of the fund from which the shares were exchanged,  the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     With respect to Class B shares,  the Class B contingent  deferred  sales charge is imposed on Class B shares  acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class C shares,  the Class C contingent  deferred  sales charge is imposed on Class C shares  acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     With respect to Class N shares,  a 1% contingent  deferred  sales charge will be imposed if the  retirement  plan (not including IRAs and 403(b) plans)
is terminated or Class N shares of all Oppenheimer  funds are terminated as an investment  option  of the plan and  Class N shares  are  redeemed  within  18 months  after the plan's first  purchase of Class N shares of any  Oppenheimer fund or with respect to an individual  retirement plan or 403(b) plan, Class N shares are redeemed  within 18 months of the plan's first  purchase of Class N shares of any Oppenheimer fund.

o     When  Class B,  Class C or Class N shares  are  redeemed  to  effect  an exchange,  the  priorities  described in "How To Buy Shares" in the Prospectus for the  imposition  of the Class B,  Class C or Class N  contingent  deferred sales  charge will be followed  in  determining  the order in which the shares are  exchanged.  Before  exchanging  shares,  shareholders  should  take  into account how the exchange may affect any contingent  deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders  owning  shares of more than one class must  specify  which class of shares they wish to exchange.

      |X| Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

      |X| Telephone Exchange Requests.  When exchanging shares by telephone, a shareholder  must have an existing  account in the fund to which the  exchange is to be made. Otherwise,  the investors must obtain a prospectus of that fund before the exchange request may be submitted.  If all telephone lines are busy
(which  might  occur,  for  example,  during  periods  of  substantial  market fluctuations),  shareholders  might  not  be  able  to  request  exchanges  by telephone and would have to submit written exchange requests.

      |X| Processing  Exchange  Requests.  Shares to be exchanged are redeemed on the regular  business day the Transfer Agent  receives an exchange  request in proper form (the  "Redemption  Date").  Normally,  shares of the fund to be acquired are  purchased on the  Redemption  Date,  but such  purchases  may be delayed  by either  fund up to five  business  days if it  determines  that it would be  disadvantaged by an immediate  transfer of the redemption  proceeds.
The Fund  reserves  the  right,  in its  discretion,  to refuse  any  exchange request  that may  disadvantage  it. For  example,  if the receipt of multiple exchange  requests  from a dealer might require the  disposition  of portfolio securities at a time or at a price that might be  disadvantageous to the Fund, the Fund may refuse the request.

      When you  exchange  some or all of your shares from one fund to another, any  special  account  feature  such as an  Asset  Builder  Plan or  Automatic
Withdrawal  Plan, will be switched to the new fund account unless you tell the
Transfer  Agent  not  to do  so.  However,  special  redemption  and  exchange features  such as Automatic  Exchange  Plans and  Automatic  Withdrawal  Plans
cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request,  the number of shares exchanged may be less than the number  requested if the exchange or the number requested would include shares subject to a restriction  cited in the Prospectus or this
Statement of  Additional  Information,  or would include  shares  covered by a share certificate that is not tendered with the request.  In those cases, only the shares available for exchange without restriction will be exchanged.

      The different  Oppenheimer  funds  available for exchange have different investment  objectives,  policies and risks. A shareholder  should assure that the fund  selected  is  appropriate  for his or her  investment  and should be aware  of  the  tax  consequences  of an  exchange.  For  federal  income  tax purposes,  an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of  another.  "Reinvestment  Privilege,"  above, discusses some of the tax consequences of reinvestment of redemption  proceeds in such cases.  The Fund, the  Distributor,  and the Transfer Agent are unable to provide  investment,  tax or legal advice to a  shareholder  in  connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends  and  Distributions.  Dividends  will be payable  on shares  held of record at the time of the previous  determination  of net asset  value,  or as otherwise  described  in "How to Buy  Shares."  Daily  dividends  will  not be declared or paid on newly  purchased  shares until such time as Federal  Funds
(funds  credited to a member bank's  account at the Federal  Reserve Bank) are available  from the  purchase  payment  for such  shares.  Normally,  purchase checks  received  from  investors  are  converted to Federal Funds on the next business day. Shares  purchased  through dealers or brokers  normally are paid for by the third business day following the placement of the purchase order.

      Shares redeemed  through the regular  redemption  procedure will be paid dividends  through and  including the day on which the  redemption  request is received by the Transfer  Agent in proper form.  Dividends will be declared on shares  repurchased  by a dealer or broker for three  business days  following the trade date (that is, up to and  including  the day prior to  settlement of the  repurchase).  If all shares in an account  are  redeemed,  all  dividends accrued on shares of the same class in the account will be paid  together with the redemption proceeds.

      The Fund has no fixed  dividend rate and there can be no assurance as to the payment of any  dividends or the  realization  of any capital  gains.  The dividends and  distributions  paid by a class of shares will vary from time to time depending on market conditions,  the composition of the Fund's portfolio, and expenses borne by the Fund or borne  separately by a class.  Dividends are calculated in the same manner,  at the same time, and on the same day for each class of  shares.  However,  dividends  on Class B, Class C and Class N shares are expected to be lower than  dividends  on Class A and Class Y shares.  That is because of the effect of the  asset-based  sales charge on Class B, Class C and  Class  N  shares.  Those  dividends  will  also  differ  in  amount  as a consequence  of any  difference  in the  net  asset  values  of the  different classes of shares.

      Dividends,  distributions  and proceeds of the redemption of Fund shares represented by
checks  returned to the Transfer Agent by the Postal Service as  undeliverable
will  be  invested  in  shares  of   Oppenheimer   Money  Market  Fund,   Inc.
Reinvestment  will be made as promptly  as  possible  after the return of such checks to the  Transfer  Agent,  to enable  the  investor  to earn a return on otherwise idle funds.  Unclaimed  accounts may be subject to state escheatment laws, and the Fund and the Transfer  Agent will not be liable to  shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's  Dividends,  Distributions and Redemptions of Shares.
The  federal  tax  treatment  of  the  Fund's   dividends  and  capital  gains
distributions is briefly highlighted in the Prospectus.  The following is only a summary of certain  additional tax  considerations  generally  affecting the
Fund and its shareholders.

      The tax  discussion in the  Prospectus  and this Statement of Additional
Information  is based on tax law in effect on the date of the  Prospectus  and this Statement of Additional  Information.  Those laws and  regulations may be changed by legislative,  judicial,  or administrative  action,  sometimes with
retroactive  effect.   State  and  local  tax  treatment  of  ordinary  income
dividends and capital gain dividends from regulated  investment  companies may differ from the treatment  under the Internal  Revenue Code  described  below.
Potential  purchasers  of shares of the Fund are  urged to  consult  their tax advisers with  specific  reference to their own tax  circumstances  as well as
the  consequences  of  federal,   state  and  local  tax  rules  affecting  an
investment in the Fund.

      |X|  Qualification  as a  Regulated  Investment  Company.  The  Fund has
elected to be taxed as a regulated  investment  company under  Subchapter M of the  Internal  Revenue  Code of 1986,  as amended.  As a regulated  investment company,  the Fund is not subject to federal  income tax on the portion of its net  investment  income  (that  is,  taxable  interest,  dividends,  and other taxable  ordinary  income,  net of expenses) and capital gain net income (that is, the excess of net  long-term  capital  gains over net  short-term  capital losses) that it distributes to shareholders.  That  qualification  enables the
Fund to "pass through" its income and realized  capital gains to  shareholders without  having to pay tax on them.  This avoids a "double tax" on that income and capital gains, since shareholders  normally will be taxed on the dividends and capital  gains they receive  from the Fund  (unless  their Fund shares are held in a  retirement  account or the  shareholder  is  otherwise  exempt from tax).

      The Internal  Revenue Code contains a number of complex  tests  relating to qualification  that the Fund might not meet in a particular year. If it did not qualify as a regulated  investment company,  the Fund would be treated for tax purposes as an ordinary  corporation  and would  receive no tax  deduction for payments made to shareholders.

      To qualify as a regulated  investment company,  the Fund must distribute at  least  90% of  its  investment  company  taxable  income  (in  brief,  net investment  income  and the  excess of net  short-term  capital  gain over net long-term  capital  loss) for the  taxable  year.  The Fund must also  satisfy certain other  requirements  of the Internal  Revenue Code,  some of which are described  below.  Distributions  by the Fund made during the taxable year or, under  specified  circumstances,  within  12  months  after  the  close of the taxable  year,  will be considered  distributions  of income and gains for the
taxable   year  and  will   therefore   count  toward   satisfaction   of  the
above-mentioned requirement.

      To qualify as a regulated  investment  company,  the Fund must derive at least 90% of its gross income from dividends,  interest, certain payments with respect  to  securities  loans,  gains from the sale or other  disposition  of stock or securities or foreign  currencies  (to the extent such currency gains are directly related to the regulated  investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the  requirements  described  above,  the Fund must satisfy an asset  diversification test in order to qualify as a regulated investment  company.  Under  that  test,  at the close of each  quarter of the
Fund's  taxable  year,  at least 50% of the value of the  Fund's  assets  must consist  of cash and  cash  items  (including  receivables),  U.S.  government
securities,   securities  of  other  regulated   investment   companies,   and
securities of other issuers.  As to each of those  issuers,  the Fund must not have  invested  more  than 5% of the  value  of the  Fund's  total  assets  in securities  of each  such  issuer  and the Fund must not hold more than 10% of the  outstanding  voting  securities of each such issuer.  No more than 25% of the value of its total  assets may be  invested in the  securities  of any one issuer  (other  than  U.S.  government  securities  and  securities  of  other regulated  investment  companies),  or in two or more  issuers  which the Fund controls  and which are engaged in the same or similar  trades or  businesses.
For  purposes  of this  test,  obligations  issued or  guaranteed  by  certain agencies  or  instrumentalities  of the U.S.  government  are  treated as U.S.
government securities.

      |X| Excise Tax on  Regulated  Investment  Companies.  Under the Internal
Revenue Code, by December 31 each year,  the Fund must  distribute  98% of its taxable  investment  income earned from January 1 through  December 31 of that year and 98% of its capital  gains  realized in the period from  November 1 of the prior year  through  October 31 of the current  year.  If it does not, the
Fund must pay an excise tax on the amounts not  distributed.  It is  presently anticipated  that  the  Fund  will  meet  those  requirements.  To  meet  this requirement,  in certain circumstances the Fund might be required to liquidate portfolio  investments to make  sufficient  distributions  to avoid excise tax liability.  However,  the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of  shareholders  for the Fund not to make such  distributions at the required levels and to pay the excise  tax on the  undistributed  amounts.  That  would  reduce the amount of income or capital gains available for distribution to shareholders.

      |X| Taxation of Fund  Distributions.  The Fund anticipates  distributing substantially  all of its investment  company  taxable income for each taxable year. Those  distributions  will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

      Special  provisions of the Internal  Revenue Code govern the eligibility of the Fund's  dividends  for the  dividends-received  deduction for corporate shareholders.  Long-term capital gains  distributions are not eligible for the deduction.  The amount of dividends  paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying  dividends that the
Fund derives from portfolio  investments  that the Fund has held for a minimum period,  usually 46 days. A corporate shareholder will not be eligible for the deduction  on dividends  paid on Fund shares held for 45 days or less.  To the extent  the  Fund's  dividends  are  derived  from gross  income  from  option premiums,  interest income or short-term  gains from the sale of securities or dividends from foreign corporations,  those dividends will not qualify for the deduction.

      The Fund  may  either  retain  or  distribute  to  shareholders  its net capital gain for each taxable year. The Fund  currently  intends to distribute any  such  amounts.  If net  long  term  capital  gains  are  distributed  and designated as a capital gain distribution,  it will be taxable to shareholders as a long-term  capital gain and will be properly  identified  in reports sent to  shareholders  in January of each year. Such treatment will apply no matter how long the  shareholder  has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund  elects to retain  its net  capital  gain,  the Fund will be subject  to tax on it at the 35%  corporate  tax rate.  If the Fund  elects to retain its net capital gain, the Fund will provide to  shareholders  of record on the last day of its  taxable  year  information  regarding  their  pro rata share  of the  gain  and tax  paid.  As a  result,  each  shareholder  will be required  to report his or her pro rata share of such gain on their tax return as long-term  capital gain,  will receive a refundable  tax credit for his/her pro rata share of tax paid by the Fund on the gain,  and will increase the tax basis for his/her  shares by an amount equal to the deemed  distribution  less the tax credit.

      Investment  income that may be received by the Fund from sources  within foreign countries may be subject to foreign taxes withheld at the source.  The
United States has entered into tax treaties with many foreign  countries which entitle  the Fund to a  reduced  rate of,  or  exemption  from,  taxes on such income.

      Distributions  by the  Fund  that  do  not  constitute  ordinary  income dividends  or  capital  gain  distributions  will be  treated  as a return  of capital  to the extent of the  shareholder's  tax basis in their  shares.  Any excess  will be treated as gain from the sale of those  shares,  as  discussed below.  Shareholders  will be advised  annually as to the U.S.  federal income tax  consequences of  distributions  made (or deemed made) during the year. If
prior   distributions  made  by  the  Fund  must  be   re-characterized  as  a
non-taxable  return of capital  at the end of the  fiscal  year as a result of the effect of the Fund's investment policies,  they will be identified as such in notices sent to shareholders.

      Distributions  by the Fund will be treated in the manner described above regardless  of whether the  distributions  are paid in cash or  reinvested  in additional shares of the Fund (or of another fund).  Shareholders  receiving a distribution  in the form of additional  shares will be treated as receiving a distribution  in an  amount  equal to the  fair  market  value  of the  shares received, determined as of the reinvestment date.

      The Fund will be required in certain  cases to withhold  28% of ordinary income  dividends,  capital  gains  distributions  and  the  proceeds  of  the redemption of shares,  paid to any shareholder (1) who has failed to provide a correct  taxpayer  identification  number or to properly  certify  that number
-------
when required,  (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly,  or (3) who has failed to certify to the Fund that the shareholder is not subject to backup  withholding or is an "exempt  recipient"  (such as a corporation).  All income and any tax withheld  by the Fund is  remitted  by the Fund to the  U.S.  Treasury  and is identified in reports mailed to shareholders in January of each year.

      |X| Tax Effects of Redemptions of Shares.  If a shareholder  redeems all or a portion of his/her shares,  the shareholder will recognize a gain or loss
            -
on the  redeemed  shares  in an amount  equal to the  difference  between  the proceeds of the redeemed  shares and the  shareholder's  adjusted tax basis in the  shares.  All or a portion of any loss  recognized  in that  manner may be disallowed  if the  shareholder  purchases  other shares of the Fund within 30 days before or after the redemption.

      In general,  any gain or loss arising from the  redemption  of shares of the Fund will be  considered  capital gain or loss, if the shares were held as a capital asset. It will be long-term  capital gain or loss if the shares were held for more  than one year.  However,  any  capital  loss  arising  from the redemption  of  shares  held  for six  months  or less  will be  treated  as a long-term  capital loss to the extent of the amount of capital gain  dividends received on those  shares.  Special  holding  period  rules under the Internal
Revenue Code apply in this case to determine the holding  period of shares and there are limits on the deductibility of capital losses in any year.

      |X| Foreign Shareholders.  Under U.S. tax law, taxation of a shareholder who is a foreign person (to include,  but not limited to, a nonresident  alien individual,  a foreign trust, a foreign estate,  a foreign  corporation,  or a foreign partnership)  primarily depends on whether the foreign person's income from the Fund is  effectively  connected  with the conduct of a U.S.  trade or business.  Typically,  ordinary  income  dividends paid from a mutual fund are not considered "effectively connected" income.

      Ordinary income  dividends that are paid by the Fund (and are deemed not
"effectively  connected  income") to foreign persons will be subject to a U.S.
tax  withheld  by the  Fund at a rate of 30%,  provided  the  Fund  obtains  a properly  completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign  person's country of residence has a tax treaty with the U.S.  allowing for a reduced tax rate on ordinary income dividends paid by the Fund.  All income and any tax withheld by the Fund is remitted by the Fund to the U.S.  Treasury and is identified in reports mailed to  shareholders  in
March of each year.

      If  the  ordinary  income   dividends  from  the  Fund  are  effectively
                                                              ---
connected  with the  conduct of a U.S.  trade or  business,  then the  foreign person may claim an exemption  from the U.S. tax described  above provided the
Fund obtains a properly completed and signed Certificate of Foreign Status.

      If the  foreign  person  fails to  provide a  certification  of  his/her foreign  status,  the Fund will be required to withhold  U.S. tax at a rate of
28%  on  ordinary  income  dividends,  capital  gains  distributions  and  the proceeds of the redemption of shares,  paid to any foreign person.  All income and any tax withheld (in this  situation)  by the Fund is remitted by the Fund to the U.S.  Treasury and is identified in reports mailed to  shareholders  in
January of each year.

      The tax  consequences to foreign persons  entitled to claim the benefits of an  applicable  tax treaty may be different  from those  described  herein.
Foreign  shareholders  are urged to consult their own tax advisors or the U.S.
Internal  Revenue  Service with respect to the particular tax  consequences to them of an investment in the Fund,  including  the  applicability  of the U.S.
withholding taxes described above.

Dividend  Reinvestment in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends  and/or  capital gains  distributions  in shares of the same class of any of the other  Oppenheimer  funds  listed  above  (other than
Oppenheimer  Principal Protected Main Street Fund).  Reinvestment will be made without  sales  charge at the net asset value per share in effect at the close of business  on the payable  date of the  dividend or  distribution.  To elect this option,  the  shareholder  must notify the Transfer  Agent in writing and must  have  an  existing  account  in  the  fund  selected  for  reinvestment.
Otherwise the shareholder  first must obtain a prospectus for that fund and an application  from the  Distributor to establish an account.  Dividends  and/or distributions  from  shares of certain  other  Oppenheimer  funds  (other than
Oppenheimer  Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The  Distributor.  The Fund's  shares are sold  through  dealers,  brokers and
other   financial    institutions   that   have   a   sales   agreement   with
OppenheimerFunds  Distributor,  Inc., a subsidiary of the Manager that acts as the Fund's  Distributor.  The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor  for funds managed by a subsidiary of the Manager.

The Transfer Agent.  OppenheimerFunds  Services, the Fund's Transfer Agent, is
a division  of the  Manager.  It is  responsible  for  maintaining  the Fund's shareholder  registry  and  shareholder  accounting  records,  and for  paying dividends  and  distributions  to  shareholders.  It also handles  shareholder servicing and administrative  functions. . It serves as the Transfer Agent for an annual per account  fee. It also acts as  shareholder  servicing  agent for the other Oppenheimer funds.  Shareholders should direct inquiries about their accounts to the Transfer  Agent at the address and toll-free  numbers shown on the back cover.

The  Custodian.  Citibank,  N.A. is the  custodian of the Fund's  assets.  The custodian's  responsibilities  include safeguarding and controlling the Fund's portfolio  securities and handling the delivery of such securities to and from the  Fund.  It is the  practice  of the Fund to deal with the  custodian  in a manner  uninfluenced by any banking  relationship  the custodian may have with the Manager and its  affiliates.  The Fund's cash  balances with the custodian in excess of $100,000 are not protected by federal  deposit  insurance.  Those uninsured balances at times may be substantial.

Independent  Auditors.  Deloitte & Touche LLP are the independent  auditors of the Fund.  They  audit the  Fund's  financial  statements  and  perform  other related audit services.  They also act as auditors for the Manager and certain other funds  advised by the Manager and its  affiliates.  Audit and  non-audit services  provided to the Fund must be  pre-approved  by the Audit  Committee.
Non-audit  services  provided  by  Deloitte  & Touche LLP to the  Manager  and certain related companies must also be pre-approved by the Audit Committee.

INDEPENDENT AUDITORS' REPORT
OPPENHEIMER LIMITED-TERM GOVERNMENT FUND
--------------------------------------------------------------------------------
 To the Board of Trustees and Shareholders of
 Oppenheimer Limited-Term Government Fund:

     We have audited the  accompanying  statement of assets and  liabilities  of
Oppenheimer   Limited-Term   Government   Fund,   including   the  statement  of
investments,  as of September 30, 2003, and the related  statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods
indicated.   These  financial   statements  and  financial  highlights  are  the
responsibility  of the Fund's  management.  Our  responsibility is to express an opinion on these  financial  statements  and financial  highlights  based on our audits.

     We conducted our audits in accordance  with  auditing  standards  generally accepted in the United States of America.  Those standards  require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes  examining,  on a test  basis,  evidence  supporting  the  amounts  and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence  with the custodian and brokers;  where replies were not received from brokers,  we performed  other auditing procedures.  An audit also includes assessing the accounting principles used and  significant  estimates made by  management,  as well as evaluating the overall financial statement  presentation.  We believe that our audits provide a reasonable basis for our opinion.

     In our opinion,  the financial statements and financial highlights referred to above present fairly,  in all material  respects,  the financial  position of
Oppenheimer  Limited-Term  Government Fund as of September 30, 2003, the results of its  operations  for the year then  ended,  the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods  indicated,  in  conformity  with  accounting  principles  generally accepted in the United States of America.

 /s/ Deloitte & Touche LLP
 -------------------------
 Deloitte & Touche LLP

 Denver, Colorado
 November 14, 2003

STATEMENT OF INVESTMENTS  September 30, 2003

                                                                    Principal            Market Value
                                                                       Amount              See Note 1
-----------------------------------------------------------------------------------------------------
 Mortgage-Backed Obligations--58.1%
-----------------------------------------------------------------------------------------------------
 Government Agency--58.1%
-----------------------------------------------------------------------------------------------------

 FHLMC/FNMA/Sponsored--56.3%
 Federal Home Loan Mortgage Corp.:
 7%, 9/1/33 1                                                    $ 21,459,000            $ 22,659,363
 7.50%, 2/1/32                                                      1,993,899               2,133,492
 8%, 4/1/16                                                        11,383,692              12,310,656
 8.50%, 3/1/31                                                      3,539,241               3,806,501
 9%, 8/1/22-5/1/25                                                  2,825,550               3,143,842
 9.25%, 11/1/08                                                        74,533                  79,416
 10%, 12/25/10-8/1/21                                                 990,447               1,099,305
 11%, 11/1/20                                                         536,008                 611,454
 11.50%, 2/1/16-6/1/20                                                204,651                 232,745
 11.75%, 1/1/16-4/1/19                                                280,910                 318,146
 12%, 6/1/15                                                          235,813                 269,107
 12.50%, 7/1/19                                                       472,751                 542,832
 13%, 8/1/15                                                          531,602                 614,143
-----------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Gtd. Mtg. Pass-Through
 Participation Certificates, Series 151, Cl. F, 9%, 5/15/21           337,481                 340,001
-----------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
 Investment Conduit Multiclass Pass-Through Certificates:
 Series 2410, Cl. NE, 6.50%, 9/15/30                                7,850,000               8,265,275
 Series 2500, Cl. FD, 1.62%, 6/15/32 2                             10,175,288              10,266,583
 Series 2526, Cl. FE, 1.52%, 6/15/29 2                             11,285,227              11,350,177
 Series 2551, Cl. FD, 1.52%, 1/15/33 2                              9,814,330               9,852,510
-----------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Interest-Only Stripped
 Mtg.-Backed Security, Series 206, Cl. IO, (27.604)%, 12/15/29 3    1,279,238                 207,886
-----------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Structured Pass-Through
 Securities, Collateralized Mtg. Obligations:
 Series H003, Cl. A2, 1.88%, 1/15/07                                8,151,996               8,195,405
 Series H006, Cl. A1, 1.724%, 4/15/08 4                             9,098,910               9,109,327
 Series T-42, Cl. A2, 5.50%, 2/25/42                                4,927,686               5,033,592
-----------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp./Government National Mortgage
 Assn., Gtd. Multiclass Mtg. Participation Certificates,
 Series 28, Cl. PG, 6.875%, 2/25/23                                 5,500,000               5,854,801
-----------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn.:
 4.68%, 11/1/12 4                                                   4,946,990               5,016,736
 4.73%, 12/1/12 4                                                   4,228,814               4,303,371
 4.80%, 3/01/13                                                     2,975,014               3,041,351
 5%, 10/1/33 1                                                     18,904,000              18,909,898
 5.50%, 10/21/18-10/1/33 1                                        123,413,000             126,422,925
 5.863%, 1/1/12                                                    16,705,501              18,441,327
 6%, 10/25/33 1                                                   196,565,000             202,892,034
 6.50%, 1/1/29-5/1/31                                              24,484,979              25,543,804
 6.50%, 10/1/33-11/25/33 1                                        352,192,000             366,973,835
 6.95%, 10/1/06                                                     2,414,897               2,661,662
 7%, 7/1/13-4/1/30                                                 15,382,949              16,279,124
 7%, 10/25/33 1                                                   697,037,000             736,899,152
 7.50%, 10/1/29-1/1/30                                              2,436,500               2,601,546
 8%, 4/1/17-1/1/23                                                     45,047                  49,237
 8.50%, 7/1/32                                                      3,984,436               4,292,951
 9%, 8/1/19                                                            54,797                  61,127
 9.50%, 11/1/21                                                        52,264                  58,297

STATEMENT OF INVESTMENTS  Continued

                                                                    Principal            Market Value
                                                                       Amount              See Note 1
-----------------------------------------------------------------------------------------------------

 FHLMC/FNMA/Sponsored Continued
 Federal National Mortgage Assn.: Continued
 10.50%, 12/1/14                                                 $    326,714          $      363,537
 11%, 11/1/15-7/20/19                                               3,481,801               3,965,634
 11.25%, 6/1/14-2/15/16                                               551,198                 630,027
 11.50%, 7/15/19-11/17/20                                           1,480,786               1,698,733
 11.75%, 7/1/11-8/1/13                                                 51,275                  58,499
 12%, 1/1/16-8/1/16                                                 1,250,435               1,433,491
 12.50%, 8/1/15-12/1/15                                               448,441                 518,213
 13%, 8/15/15-8/1/26                                                  911,498               1,058,882
-----------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn. Grantor Trust, Commercial Mtg.
 Obligations, Trust 2001-T6, Cl. B, 6.088%, 5/25/11                10,125,000              11,444,750
-----------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Collateralized Mtg.
 Obligations:
 Trust 2002-28, Cl. PG, 6.50%, 1/25/27                              1,973,480               1,972,795
 Trust 2003-21, Cl. FK, 1.52%, 3/25/33 2                            1,448,029               1,452,316
-----------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Collateralized Mtg.
 Obligations, Gtd. Real Estate Mtg. Investment Conduit
 Pass-Through Certificates:
 Trust 1992-34, Cl. G, 8%, 3/25/22                                    641,074                 682,404
 Trust 1994-27, Cl. PH, 6.50%, 9/25/22                              1,917,315               1,947,173
 Trust 2001-44, Cl. ML, 6.50%, 6/25/29                              1,860,801               1,865,640
 Trust 2001-50, Cl. LD, 6.50%, 5/25/30                             10,000,000              10,220,451
 Trust 2002-52, Cl. FD, 1.62%, 9/25/32 2                           13,424,667              13,470,329
 Trust 2002-77, Cl. WF, 1.52%, 12/18/32 2                          17,108,702              17,157,238
-----------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Gtd. Real Estate Mtg.
 Investment Conduit Pass-Through Certificates:
 Trust 1988-7, Cl. Z, 9.25%, 4/25/18                                  235,232                 264,970
 Trust 1991-109, Cl. Z, 8.50%, 9/25/21                                342,436                 375,297
 Trust 1991-169, Cl. PK, 8%, 10/25/21                                  22,141                  22,223
-----------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Gtd. Real Estate Mtg.
 Investment Conduit Pass-Through Certificates Interest-Only
 Stripped Mtg.-Backed Security, Trust 2001-T4, Cl. IO, (14.504)%,
 7/25/28 3,4                                                       21,806,649                 558,795
-----------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Interest-Only Stripped
 Mtg.-Backed Security, Trust 321, Cl. 2, (9.30)%, 3/1/32 3         13,415,660               1,989,616
-----------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Stripped Mtg.-Backed Security,
 Trust G, Cl. 2, 11.50%, 3/1/09                                       365,620                 417,256
                                                                                       --------------
                                                                                        1,724,313,205

-----------------------------------------------------------------------------------------------------
 GNMA/Guaranteed--1.8%
 Government National Mortgage Assn.:
 6.50%, 1/15/24                                                     1,008,516               1,064,746
 7%, 1/15/09-1/20/30                                               13,221,115              14,071,185
 7.50%, 1/15/28-9/15/28                                             4,549,100               4,874,800
 8%, 9/15/07-10/15/28                                               1,660,031               1,794,450
 8.50%, 8/15/17-9/15/21                                             3,753,097               4,153,047
 9.50%, 9/15/17                                                        19,689                  21,875
 10.50%, 2/15/16-7/15/21                                              350,575                 399,349
 11%, 10/20/19                                                        584,981                 665,520
 11.50%, 1/15/13-7/15/19                                              153,862                 175,904
 13%, 2/15/11-9/15/14                                                  16,890                  19,703

                                                                    Principal            Market Value
                                                                       Amount              See Note 1
-----------------------------------------------------------------------------------------------------

 GNMA/Guaranteed Continued
 Government National Mortgage Assn., Commercial Mtg. Obligations,
 Trust 2002-9, Cl. A, 4.691%, 6/16/16                            $ 27,355,367          $   28,931,439
                                                                                       --------------
                                                                                           56,172,018
                                                                                       --------------
 Total Mortgage-Backed Obligations (Cost $1,759,524,480)                                1,780,485,223

-----------------------------------------------------------------------------------------------------
 U.S. Government Obligations--78.6%

 Federal Home Loan Bank Unsec. Bonds:
 4.125%, 5/13/05                                                   51,100,000              53,243,849
 Series 1Y06, 2.375%, 2/15/06                                      75,000,000              75,848,025
-----------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp. Unsec. Nts.:
 2.375%, 4/15/06                                                   62,000,000              62,610,390
 4.50%, 1/15/13                                                    21,950,000              22,247,730
 4.50%, 7/15/13 5                                                  21,950,000              22,209,252
 4.875%, 3/15/07 6                                                155,300,000             167,715,148
 5.50%, 7/15/06                                                    32,700,000              35,695,287
 5.75%, 4/29/09                                                    25,000,000              25,583,725
-----------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn. Unsec. Nts.:
 4.25%, 7/15/07                                                    53,630,000              56,769,232
 5.25%, 6/15/06-3/22/07                                           122,700,000             131,531,716
 5.50%, 2/15/06                                                   216,030,000             234,338,543
 6.375%, 6/15/09                                                   36,400,000              41,968,399
 7.25%, 1/15/10                                                    25,050,000              30,143,091
-----------------------------------------------------------------------------------------------------
 Tennessee Valley Authority Bonds:
 4.75%, 7/15/04                                                     3,320,000               3,410,610
 5.375%, 11/13/08                                                  19,700,000              21,722,402
-----------------------------------------------------------------------------------------------------
 U.S. Treasury Bonds:
 5.50%, 8/15/28                                                     6,272,000               6,720,354
 6.125%, 11/15/27                                                   3,669,000               4,250,738
 6.25%, 5/15/30                                                     3,449,000               4,093,670
 6.875%, 8/15/25                                                   65,910,000              82,820,067
 9.25%, 2/15/16                                                     7,250,000              10,672,515
 STRIPS, 4.90%, 2/15/16 7                                           8,630,000               4,828,010
 STRIPS, 5.91%, 11/15/24 7                                         11,820,000               3,835,578
-----------------------------------------------------------------------------------------------------
 U.S. Treasury Nts.:
 1.625%, 3/31/05                                                  363,947,000             366,293,002
 1.75%, 12/31/04                                                  100,000,000             100,796,900
 2.625%, 5/15/08                                                   55,580,000              55,451,944
 3%, 11/15/07 5                                                    53,190,000              54,301,618
 3.50%, 11/15/06 5                                                147,250,000             153,905,111
 4.375%, 5/15/07 5                                                 42,735,000              45,890,082
 5.75%, 8/15/10 5                                                  20,844,000              23,870,465
 6.50%, 2/15/10                                                    17,950,000              21,306,524
 6.875%, 5/15/06                                                  228,500,000             258,348,041
 7%, 7/15/06                                                      198,600,000             226,311,055
                                                                                       --------------
 Total U.S. Government Obligations (Cost $2,374,128,810)                                2,408,733,073

STATEMENT OF INVESTMENTS  Continued

                                                                                     Principal      Market Value
                                                                                        Amount        See Note 1
-----------------------------------------------------------------------------------------------------------------

 Joint Repurchase Agreements--10.1% 8

 Undivided interest of 28.10% in joint repurchase agreement (Principal
 Amount/Market Value $1,104,177,000, with a maturity value of $1,104,207,672)
 with PaineWebber, Inc., 1%, dated 9/30/03, to be repurchased at $310,258,618 on
 10/1/03, collateralized by Federal National Mortgage Assn., 5.50%,
 6/1/33--10/1/33, with a value of $964,587,698 and Federal Home Loan Mortgage
 Corp., 5%, 9/1/33, with a value of $162,660,094
 (Cost $310,250,000)                                                              $310,250,000      $310,250,000

-----------------------------------------------------------------------------------------------------------------
 Total Investments, at Value (Cost $4,443,903,290)                                       146.8%    4,499,468,296
-----------------------------------------------------------------------------------------------------------------
 Liabilities in Excess of Other Assets                                                   (46.8)   (1,435,304,523)
                                                                                  -------------------------------

 Net Assets                                                                              100.0%  $ 3,064,163,773
                                                                                  ===============================

Footnotes to Statement of Investments
1. Delayed settlement security to be delivered and settled after September 30,
2003. See Note 1 of Notes to Financial Statements.
2. Represents the current interest rate for a variable or increasing rate security.
3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example,
GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $2,756,297 or 0.09% of the Fund's net assets as of September 30, 2003.
4. Identifies issues considered to be illiquid. See Note 6 of Notes to Financial
Statements.
5. Partial or fully-loaned security--See Note 7 of Notes to Financial
Statements.
6. Securities with an aggregate market value of $17,603,071 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.
7. Zero coupon bond reflects effective yield on the date of purchase.
8. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2003

--------------------------------------------------------------------------------------------------------------
 Assets

 Investments, at value (cost $4,443,903,290)--see accompanying statement                       $4,499,468,296
--------------------------------------------------------------------------------------------------------------
 Cash                                                                                               1,541,148
--------------------------------------------------------------------------------------------------------------
 Collateral for securities loaned                                                                 188,298,660
--------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest and principal paydowns                                                                   39,184,612
 Shares of beneficial interest sold                                                                 3,389,057
 Other                                                                                                150,891
                                                                                               ---------------
 Total assets                                                                                   4,732,032,664

--------------------------------------------------------------------------------------------------------------
 Liabilities

 Return of collateral for securities loaned                                                       188,298,660
--------------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased (including $1,444,412,816 purchased on a delayed settlement basis)       1,451,540,088
 Shares of beneficial interest redeemed                                                            14,990,029
 Futures margins                                                                                    8,846,729
 Distribution and service plan fees                                                                 1,849,863
 Dividends                                                                                          1,278,364
 Transfer and shareholder servicing agent fees                                                        496,494
 Shareholder reports                                                                                  200,293
 Trustees' compensation                                                                                17,654
 Other                                                                                                350,717
                                                                                               ---------------
 Total liabilities                                                                              1,667,868,891

--------------------------------------------------------------------------------------------------------------
 Net Assets                                                                                    $3,064,163,773
                                                                                               ===============

--------------------------------------------------------------------------------------------------------------
 Composition of Net Assets

 Par value of shares of beneficial interest                                                    $      296,937
--------------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                                     3,058,785,640
--------------------------------------------------------------------------------------------------------------
 Undistributed net investment income                                                                6,124,042
--------------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions                                         (16,038,302)
--------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                                        14,995,456
                                                                                               ---------------
 Net Assets                                                                                    $3,064,163,773
                                                                                               ===============

STATEMENT OF ASSETS AND LIABILITIES  Continued

-------------------------------------------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of $1,369,363,885
 and 132,618,927 shares of beneficial interest outstanding)                                                 $10.33
 Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)            $10.70
-------------------------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge)
 and offering price per share (based on net assets of $723,563,741 and 70,100,378 shares
 of beneficial interest outstanding)                                                                        $10.32
-------------------------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge)
 and offering price per share (based on net assets of $685,734,522 and 66,545,890 shares
 of beneficial interest outstanding)                                                                        $10.30
-------------------------------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge)
 and offering price per share (based on net assets of $43,645,240 and 4,231,036 shares
 of beneficial interest outstanding)                                                                        $10.32
-------------------------------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net assets
 of $241,856,385 and 23,440,572 shares of beneficial interest outstanding)                                  $10.32

 See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2003

-----------------------------------------------------------------------------------
 Investment Income

 Interest                                                              $97,542,048

-----------------------------------------------------------------------------------
 Expenses

 Management fees                                                        13,226,495
-----------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                 3,625,332
 Class B                                                                 8,007,658
 Class C                                                                 7,329,450
 Class N                                                                   179,553
-----------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                 2,612,134
 Class B                                                                 1,447,016
 Class C                                                                   847,109
 Class N                                                                    94,185
-----------------------------------------------------------------------------------
 Shareholder reports                                                       552,179
-----------------------------------------------------------------------------------
 Trustees' compensation                                                     76,579
-----------------------------------------------------------------------------------
 Custodian fees and expenses                                                62,145
-----------------------------------------------------------------------------------
 Accounting service fees                                                    12,000
-----------------------------------------------------------------------------------
 Other                                                                     339,543
                                                                       ------------
 Total expenses                                                         38,411,378
 Less reduction to custodian expenses                                      (21,791)
                                                                       ------------
 Net expenses                                                           38,389,587

-----------------------------------------------------------------------------------
 Net Investment Income                                                  59,152,461

-----------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized gain (loss) on:
 Investments                                                            44,648,303
 Closing of futures contracts                                           (9,656,502)
                                                                       ------------
 Net realized gain                                                      34,991,801
-----------------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 Investments                                                           (20,920,357)
 Futures contracts                                                     (23,105,959)
                                                                       ------------
 Net change in unrealized appreciation                                 (44,026,316)

-----------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations                  $50,117,946
                                                                       ============

 See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

 Year Ended September 30,                                                     2003                 2002
--------------------------------------------------------------------------------------------------------
 Operations

 Net investment income                                              $   59,152,461       $   77,889,539
--------------------------------------------------------------------------------------------------------
 Net realized gain                                                      34,991,801           18,099,847
--------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation                                 (44,026,316)          16,676,665
                                                                    ------------------------------------
 Net increase in net assets resulting from operations                   50,117,946          112,666,051

--------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Class A                                                               (32,102,684)         (41,027,866)
 Class B                                                               (11,401,375)         (18,251,583)
 Class C                                                               (10,869,253)         (14,062,183)
 Class N                                                                  (643,343)            (333,306)
 Class Y                                                                (5,110,246)          (3,969,643)

--------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting from beneficial interest transactions:
 Class A                                                                18,458,944          553,085,210
 Class B                                                               (33,109,343)         325,308,920
 Class C                                                                31,132,187          400,658,811
 Class N                                                                19,655,069           21,937,359
 Class Y                                                               100,941,875           96,997,222

--------------------------------------------------------------------------------------------------------
 Net Assets

 Total increase                                                        127,069,777        1,433,008,992
--------------------------------------------------------------------------------------------------------
 Beginning of period                                                 2,937,093,996        1,504,085,004
                                                                    ------------------------------------
 End of period [including undistributed net investment income
 of $6,124,042 and $1,415,575, respectively]                        $3,064,163,773       $2,937,093,996
                                                                    ====================================

 See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

 Class A        Year Ended September 30,                    2003         2002       2001       2000           1999
---------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                     $10.35       $10.22     $ 9.93     $10.03         $10.37
---------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                       .22          .44        .50        .64            .63
 Net realized and unrealized gain (loss)                    (.01)         .13        .37       (.13)          (.35)
                                                          -----------------------------------------------------------
 Total from investment operations                            .21          .57        .87        .51            .28
---------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                       (.23)        (.44)      (.58)       (.61)          (.62)
                                                          -----------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                            (.23)        (.44)      (.58)      (.61)          (.62)
---------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                           $10.33       $10.35     $10.22     $ 9.93         $10.03
                                                          ===========================================================

---------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                         2.01%        5.72%      8.98%      5.33%          2.78%

---------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)             $1,369,364   $1,355,382   $786,012   $627,495       $734,407
---------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                    $1,476,397   $  968,852   $681,977   $673,323       $696,607
---------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                      2.14%        4.27%      4.96%      6.46%          6.23%
 Total expenses                                             0.88% 3      0.88% 3    0.85% 3    0.83% 3        0.84% 3
---------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                      82%         161%        97%       121%           141%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS  Continued

 Class B        Year Ended September 30,                    2003        2002       2001       2000         1999
------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                     $10.35      $10.22     $ 9.93     $10.02       $10.37
------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                       .14         .37        .43        .57          .56
 Net realized and unrealized gain (loss)                    (.02)        .12        .36       (.12)        (.37)
                                                          --------------------------------------------------------
 Total from investment operations                            .12         .49        .79        .45          .19
------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                       (.15)       (.36)      (.50)      (.54)        (.54)
                                                          --------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                            (.15)       (.36)      (.50)      (.54)        (.54)
------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                           $10.32      $10.35     $10.22     $ 9.93       $10.02
                                                          ========================================================

------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                         1.14%       4.93%      8.17%      4.64%        1.91%

------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)               $723,564    $759,144   $425,088   $329,877     $399,692
------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                      $800,685    $523,711   $353,905   $360,003     $351,099
------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                      1.39%       3.50%      4.20%      5.70%        5.48%
 Total expenses                                             1.62% 3     1.63% 3    1.60% 3    1.59% 3      1.59% 3
------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                      82%        161%        97%       121%         141%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

 Class C        Year Ended September 30,                    2003        2002       2001       2000         1999
------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                     $10.33      $10.20     $ 9.92     $10.01       $10.35
------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                       .15         .36        .44        .57          .56
 Net realized and unrealized gain (loss)                    (.03)        .13        .34       (.12)        (.36)
                                                          --------------------------------------------------------
 Total from investment operations                            .12         .49        .78        .45          .20
------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                       (.15)       (.36)      (.50)      (.54)        (.54)
                                                          --------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                            (.15)       (.36)      (.50)      (.54)        (.54)
------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                           $10.30      $10.33     $10.20     $ 9.92       $10.01
                                                          ========================================================

------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                         1.21%       4.95%      8.08%      4.65%        2.01%

------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)               $685,735    $656,959   $248,537   $168,665     $210,616
------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                      $733,037    $407,864   $190,885   $184,442     $187,226
------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                      1.45%       3.43%      4.21%      5.70%        5.47%
 Total expenses                                             1.56% 3     1.62% 3    1.60% 3    1.59% 3      1.59% 3
------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                      82%        161%        97%       121%         141%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS  Continued

 Class N        Year Ended September 30,                                2003         2002      2001 1
--------------------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                                 $10.35       $10.21      $10.06
--------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                                   .19          .37         .32
 Net realized and unrealized gain (loss)                                (.03)         .19         .15
                                                                      ----------------------------------
 Total from investment operations                                        .16          .56         .47
--------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                   (.19)        (.42)       (.32)
                                                                      ----------------------------------
 Total dividends and/or distributions to shareholders                   (.19)        (.42)       (.32)
--------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                       $10.32       $10.35      $10.21
                                                                      ==================================

--------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                                     1.58%        5.60%       4.74%

--------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                            $43,645      $24,101      $1,922
--------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                   $35,965      $ 8,750      $  597
--------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                                  1.75%        3.62%       5.29%
 Total expenses                                                         1.20% 4      1.11% 4     0.87% 4
--------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                  82%         161%         97%

1. For the period from March 1, 2001 (inception of offering) to September 30,
2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

 Class Y        Year Ended September 30,                    2003        2002      2001      2000           1999
------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                     $10.34      $10.21    $ 9.93    $10.03         $10.37
------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                       .26         .47       .56       .68            .66
 Net realized and unrealized gain (loss)                    (.01)        .14       .33      (.13)          (.34)
                                                          --------------------------------------------------------
 Total from investment operations                            .25         .61       .89       .55            .32
------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                       (.27)       (.48)     (.61)     (.65)          (.66)
                                                          --------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                            (.27)       (.48)     (.61)     (.65)          (.66)
------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                           $10.32      $10.34    $10.21    $ 9.93         $10.03
                                                          ========================================================

------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                         2.41%       6.13%     9.19%     5.71%          3.15%

------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)               $241,856    $141,508   $42,527    $6,400            $69
------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                      $201,564    $ 86,883   $22,239    $4,178            $ 2
------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                      2.53%       4.54%     5.14%     6.78%          6.75%
 Total expenses                                             0.44% 3     0.49% 3   0.71% 3   0.51% 3        0.60% 3
------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                      82%        161%       97%      121%           141%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Limited-Term Government Fund (the Fund) is registered under the
 Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek high current return and safety of principal. The Fund's investment advisor is
 OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class
 A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans.
 Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued.
 In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the
 Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Securities on a Delayed Settlement Basis. Delivery and payment for securities that have been purchased by the Fund on a delayed settlement basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed settlement basis may increase the volatility of the

 Fund's net asset value to the extent the Fund executes such purchases while remaining substantially fully invested. As of September 30, 2003, the Fund had entered into delayed settlement purchase commitments of $1,444,412,816.
    In connection with its ability to purchase securities on a delayed settlement basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as interest income or realized gain (loss) on investments.
    Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities to what was sold to the counterparty at redelivery; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.
--------------------------------------------------------------------------------
 Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the
 Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal
 Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

 The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
 Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued

                                                                                 Net Unrealized
                                                                                   Appreciation
                                                                               Based on Cost of
                                                                                 Securities and
              Undistributed       Undistributed           Accumulated         Other Investments
              Net Investment          Long-Term                  Loss        for Federal Income
              Income                       Gain    Carryforward 1,2,3              Tax Purposes
              ---------------------------------------------------------------------------------

              $6,862,738                    $--           $57,346,546               $55,565,005

 1. As of September 30, 2003, the Fund had $54,710,482 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of September 30, 2003, details of the capital loss carryforward(s) were as follows:

                              Expiring
                              ----------------------
                              2008       $ 1,794,205
                              2009        18,671,218
                              2011        34,245,059
                                         -----------
                              Total      $54,710,482
                                         ===========

 2. During the fiscal year September 30, 2003, the Fund did not utilize any capital loss carryforwards. During the fiscal year September 30, 2002, the Fund utilized $20,220,389 of capital loss carryforward to offset capital gains realized in that fiscal year.

 3. The Fund had $2,636,064 of straddle losses which were deferred.

 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for September 30, 2003. Net assets of the Fund were unaffected by the reclassifications.

        To                             To                                   Net
        Ordinary                  Capital           Tax Return       Investment
        Income                       Loss           of Capital             Loss
        -----------------------------------------------------------------------
        $5,682,907             $5,682,907                  $--              $--

 The tax character of distributions paid during the years ended September 30,
 2003 and September 30, 2002 was as follows:

                                             Year Ended              Year Ended
                                     September 30, 2003      September 30, 2002
        -----------------------------------------------------------------------
        Distributions paid from:
        Ordinary income                     $60,126,901             $77,644,581

 The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

          Federal tax cost of securities
          and other investments                    $5,535,916,352
                                                   ===============

          Gross unrealized appreciation            $   59,079,179
          Gross unrealized depreciation                (3,514,174)
                                                   ---------------
          Net unrealized appreciation              $   55,565,005
                                                   ===============

--------------------------------------------------------------------------------
 Trustees' Compensation. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other selected Oppenheimer funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.
 Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date.
 Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                     Year Ended September 30, 2003           Year Ended September 30, 2002
                                      Shares                Amount             Shares               Amount
-----------------------------------------------------------------------------------------------------------

 Class A
 Sold                            100,461,351       $ 1,039,189,571         89,945,971        $ 920,690,581
 Dividends and/or
 distributions reinvested          2,504,365            25,899,896          3,173,807           32,458,828
 Redeemed                       (101,241,200)       (1,046,630,523)       (39,143,841)        (400,064,199)
                                ---------------------------------------------------------------------------
 Net increase                      1,724,516       $    18,458,944         53,975,937        $ 553,085,210
                                ===========================================================================

-----------------------------------------------------------------------------------------------------------
 Class B
 Sold                             29,213,322       $   302,173,190         47,211,672        $ 483,398,290
 Dividends and/or
 distributions reinvested            892,086             9,226,246          1,367,794           13,985,717
 Redeemed                        (33,341,136)         (344,508,779)       (16,851,036)        (172,075,087)
                                ---------------------------------------------------------------------------
 Net increase (decrease)          (3,235,728)      $   (33,109,343)        31,728,430        $ 325,308,920
                                ===========================================================================

-----------------------------------------------------------------------------------------------------------
 Class C
 Sold                             33,644,164       $   347,374,197         51,046,993        $ 521,483,236
 Dividends and/or
 distributions reinvested            805,763             8,316,702          1,026,580           10,481,675
 Redeemed                        (31,472,492)         (324,558,712)       (12,870,491)        (131,306,100)
                                ---------------------------------------------------------------------------
 Net increase                      2,977,435       $    31,132,187         39,203,082        $ 400,658,811
                                ===========================================================================

-----------------------------------------------------------------------------------------------------------
 Class N
 Sold                              3,877,790       $    40,070,323          2,482,486        $  25,408,057
 Dividends and/or
 distributions reinvested             56,238               580,959             31,840              325,779
 Redeemed                         (2,032,606)          (20,996,213)          (372,954)          (3,796,477)
                                ---------------------------------------------------------------------------
 Net increase                      1,901,422       $    19,655,069          2,141,372        $  21,937,359
                                ===========================================================================

-----------------------------------------------------------------------------------------------------------
 Class Y
 Sold                             13,011,063       $   134,494,322         12,564,013        $ 128,002,351
 Dividends and/or
 distributions reinvested              4,686                48,440              3,618               37,020
 Redeemed                         (3,256,157)          (33,600,887)        (3,052,363)         (31,042,149)
                                ---------------------------------------------------------------------------
 Net increase                      9,759,592       $   100,941,875          9,515,268        $  96,997,222
                                ===========================================================================

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended September 30, 2003, were
 $3,123,068,924 and $3,094,164,450, respectively.

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at annual rate of 0.50% of the first $100 million of average annual net assets of the Fund, 0.45% of the next $150 million, 0.425% of the next $250 million, and
 0.40% of average annual net assets in excess of $500 million. Effective July 1,
 2002, the Board of Trustees accepted the Manager's proposal to voluntarily waive advisory fees at an annual rate equal to 0.10% or 0.05% of the Fund's average daily net assets when the Fund's performance percentile is in either the fourth or the fifth quintile of the Fund's Lipper peer group for the trailing one-year performance percentile at the end of the preceding quarter.
 The Manager and Board of Trustees agree to terminate the foregoing waiver upon the Fund reaching the third quintile. The waiver was terminated on December 17,
 2002.
--------------------------------------------------------------------------------
 Accounting Fees. The Manager acts as the accounting agent for the Fund at an annual fee of $12,000, plus out-of-pocket costs and expenses reasonably incurred.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the
 Manager, acts as the transfer and shareholder servicing agent for the Fund. The
 Fund pays OFS a per account fee. For the year ended September 30, 2003, the
 Fund paid $4,832,977 to OFS for services to the Fund.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more.
 The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's
 Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the
 Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                        Aggregate          Class A        Concessions       Concessions      Concessions      Concessions
                        Front-End        Front-End         on Class A        on Class B       on Class C       on Class N
                    Sales Charges    Sales Charges             Shares            Shares           Shares           Shares
                       on Class A      Retained by        Advanced by       Advanced by      Advanced by      Advanced by
 Year Ended                Shares      Distributor      Distributor 1     Distributor 1    Distributor 1    Distributor 1
-------------------------------------------------------------------------------------------------------------------------
 September 30, 2003    $4,827,184       $1,153,563         $1,128,086        $4,114,376       $2,423,455         $241,153

 1. The Distributor advances concession payments to dealers for certain sales of
 Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates Continued

                               Class A             Class B            Class C              Class N
                            Contingent          Contingent         Contingent           Contingent
                              Deferred            Deferred           Deferred             Deferred
                         Sales Charges       Sales Charges      Sales Charges        Sales Charges
                           Retained by         Retained by        Retained by          Retained by
 Year Ended                Distributor         Distributor        Distributor          Distributor
--------------------------------------------------------------------------------------------------
 September 30, 2003           $195,938          $2,378,915           $433,146             $163,150

--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class
 A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
 Class A shares of the Fund. For the year ended September 30, 2003, expense under the Class A Plan totaled $3,625,332, all of which were paid by the
 Distributor to recipients, which included $32,140 retained by the Distributor and $246,409 which was paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The
 Fund has adopted Distribution and Service Plans for Class B, Class C and Class
 N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the
 Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the year ended September 30,
 2003, were as follows:

                                                                                     Distributor's
                                                                Distributor's            Aggregate
                                                                    Aggregate        Uncompensated
                                                                Uncompensated        Expenses as %
                        Total Expenses      Amount Retained          Expenses        of Net Assets
                            Under Plan       by Distributor        Under Plan             of Class
--------------------------------------------------------------------------------------------------
 Class B Plan               $8,007,658           $6,122,088       $ 6,352,623                 0.88%
 Class C Plan                7,329,450            3,519,753        12,508,004                 1.82
 Class N Plan                  179,553              160,957           848,668                 1.94

--------------------------------------------------------------------------------
 5. Futures Contracts

A  futures  contract  is a  commitment  to buy or sell a  specific  amount  of a commodity or financial  instrument at a negotiated price on a stipulated  future date. Futures contracts are traded on a commodity exchange. The Fund may buy and
sell  futures  contracts  that  relate  to  broadly  based  securities   indices
"financial futures" or debt securities  "interest rate futures" in order to gain exposure to or  protection  from  changes in market  value of stock and bonds or interest  rates.  The Fund may also buy or write  put or call  options  on these futures contracts.

     The Fund generally sells futures  contracts as a hedge against increases in interest rates and decreases in market value of portfolio  securities.  The Fund may also purchase futures contracts to gain exposure to market changes as it may
be  more  efficient  or  cost  effective  than  actually   buying  fixed  income
securities.

     Upon  entering  into a futures  contract,  the Fund is  required to deposit either  cash or  securities  (initial  margin)  in an amount  equal to a certain percentage of the contract value.  Subsequent  payments  (variation  margin) are made or received by the Fund each day. The variation  margin  payments are equal to the daily changes in the contract value and are recorded as unrealized  gains and losses.  The Fund  recognizes  a realized  gain or loss when the contract is closed or has expired.

     Cash  held by the  broker  to cover  initial  margin  requirements  on open futures  contracts  is  noted  in  the  Statement  of  Assets  and  Liabilities.
Securities held in collateralized  accounts to cover initial margin requirements on open  futures  contracts  are  noted in the  Statement  of  Investments.  The
Statement of Assets and Liabilities reflects a receivable and/or payable for the daily  mark to market  for  variation  margin.  Realized  gains and  losses  are reported on the  Statement of  Operations  as closing and  expiration of futures contracts.  The net  change  in  unrealized  appreciation  and  depreciation  is reported on the Statement of Operations.

     Risks of entering into futures  contracts (and related options) include the possibility  that there may be an illiquid market and that a change in the value of the  contract or option may not  correlate  with  changes in the value of the underlying securities.

As of September 30, 2003, the Fund had outstanding futures contracts as follows:

                                   Expiration    Number of       Valuation as of          Unrealized
 Contract Description                   Dates    Contracts        Sept. 30, 2003        Depreciation
----------------------------------------------------------------------------------------------------

 Contracts to Sell
 U.S. Long Bonds                     12/19/03          578          $ 64,826,313         $ 4,263,136
 U.S. Treasury Nts., 2 yr.           12/29/03        1,386           298,812,938           2,737,456
 U.S. Treasury Nts., 5 yr.           12/19/03          158            17,928,063             573,343
 U.S. Treasury Nts., 10 yr.          12/19/03        6,198           710,445,750          32,995,615
                                                                                         -----------
                                                                                         $40,569,550
                                                                                         ===========

--------------------------------------------------------------------------------
 6. Illiquid Securities
 As of September 30, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The
 Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of
 September 30, 2003 was $18,988,229, which represents 0.62% of the Fund's net assets.

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 7. Securities Lending
 The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US
 Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. As of September
 30, 2003, the Fund had on loan securities valued at $185,947,093. Cash of
 $188,298,660 was received as collateral for the loans, and has been invested in approved instruments.

--------------------------------------------------------------------------------
 8. Borrowing and Lending Arrangements
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the year ended or at September 30, 2003.

                                  Appendix A

                             RATINGS DEFINITIONS
                             -------------------

Below are summaries of the rating definitions used by the
nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate.
The summaries below are based upon publicly-available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM (TAXABLE) BOND RATINGS

Aaa: Bonds rated "Aaa" are judged to be the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated "Aa" are judged to be of high quality by all standards.
Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

A: Bonds rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds rated "Baa" are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds rated "Ba" are judged to have speculative elements. Their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through
"Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

PRIME RATING SYSTEM (SHORT-TERM RATINGS - TAXABLE DEBT)
These ratings apply to the ability of issuers to honor senior debt obligations having an original maturity not exceeding one year:

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The
McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS

AAA: Bonds rated "AAA" have the highest rating  assigned by Standard & Poor's.
The obligor's  capacity to meet its financial  commitment on the obligation is extremely strong.

AA:  Bonds  rated  "AA"  differ  from the  highest  rated  bonds only in small degree.  The  obligor's  capacity  to meet  its  financial  commitment  on the obligation is very strong.

A: Bonds rated "A" are somewhat  more  susceptible  to the adverse  effects of
changes  in  circumstances   and  economic   conditions  than  obligations  in
higher-rated   categories.   However,  the  obligor's  capacity  to  meet  its
financial commitment on the obligation is still strong.

BBB:  Bonds rated  "BBB"  exhibit  adequate  protection  parameters.  However, adverse economic conditions or changing  circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial  commitment on the obligation.

BB, B, CCC, CC, and C:
Obligations rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: Bonds rated "BB" are less vulnerable to nonpayment than other  speculative issues.  However, they face major ongoing uncertainties or exposure to adverse business,  financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.
B: Bonds rated "B" are more  vulnerable to  nonpayment  than bonds rated "BB", but the obligor  currently has the capacity to meet its  financial  commitment on the obligation.  Adverse business,  financial,  or economic conditions will likely  impair the  obligor's  capacity or  willingness  to meet its financial commitment on the obligation.

CCC:  Bonds  rated  "CCC" are  currently  vulnerable  to  nonpayment,  and are dependent upon favorable business,  financial, and economic conditions for the obligor to meet its financial  commitment on the  obligation.  In the event of adverse  business,  financial,  or  economic  conditions,  the  obligor is not likely  to  have  the  capacity  to  meet  its  financial  commitment  on  the obligation.

CC: Bonds rated "CC" are currently highly vulnerable to nonpayment.

C:  Subordinated  debt or preferred stock  obligations rated "C" are currently highly  vulnerable  to  nonpayment.  The "C"  rating  may be  used to  cover a situation where a bankruptcy  petition has been filed or similar action taken, but  payments  on this  obligation  are  being  continued.  A "C" also will be assigned to a preferred  stock issue in arrears on  dividends  or sinking fund payments, but that is currently paying.

D: Bonds  rated "D" are in payment  default.  The "D" rating  category is used when  payments  on an  obligation  are not  made on the  date  due even if the applicable  grace period has not expired,  unless  Standard & Poor's  believes that such payments will be made during such grace period.  The "D" rating also will be used  upon the  filing of a  bankruptcy  petition  or the  taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+)
or minus (-) sign to show relative standing within the major rating categories. The "r" symbol is attached to the ratings of instruments with significant noncredit risks.

SHORT-TERM ISSUE CREDIT RATINGS

A-1: A short-term bond rated "A-1" is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term bond rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term bond rated "A-3" exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term bond rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term bond rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term bond rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D"
rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch, Inc.

INTERNATIONAL LONG-TERM CREDIT RATINGS

Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and
"D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D"
have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2:  Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3:  Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B:  Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                  Appendix B

                           Industry Classifications
                           ------------------------

Aerospace & Defense                  Household Products
Air Freight & Couriers               Industrial Conglomerates
Airlines                             Insurance
Auto Components                      Internet & Catalog Retail
Automobiles                          Internet Software & Services
Beverages                            IT Services
Biotechnology                        Leisure Equipment & Products
Building Products                    Machinery
Chemicals                            Marine
Consumer Finance                     Media
Commercial Banks                     Metals & Mining
Commercial Services & Supplies       Multiline Retail
Communications Equipment             Multi-Utilities
Computers & Peripherals              Office Electronics
Construction & Engineering           Oil & Gas
Construction Materials               Paper & Forest Products
Containers & Packaging               Personal Products
Distributors                         Pharmaceuticals
Diversified Financial Services       Real Estate
Diversified Telecommunication        Road & Rail
Services
Electric Utilities                   Semiconductors and Semiconductor
                                     Equipment
Electrical Equipment                 Software
Electronic Equipment & Instruments   Specialty Retail
Energy Equipment & Services          Textiles, Apparel & Luxury Goods
Food & Staples Retailing             Thrifts & Mortgage Finance
Food Products                        Tobacco
Gas Utilities                        Trading Companies & Distributors
Health Care Equipment & Supplies     Transportation Infrastructure
Health Care Providers & Services     Water Utilities
Hotels Restaurants & Leisure         Wireless Telecommunication Services
Household Durables

                                  Appendix C

OppenheimerFunds Special Sales Charge Arrangements and Waivers
--------------------------------------------------------------

In certain cases, the initial sales charge that applies to purchases of Class
A shares1 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2 That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to
Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
         1) plans qualified under Sections 401(a) or 401(k) of the Internal
            Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans3
         4) Group Retirement Plans4
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
I.

 Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National
Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the
Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent
Deferred Sales Charge."5 This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner &
            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
            Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and (b) funds advised or managed by MLIM (the funds described in (a) and (b)
            are referred to as "Applicable Investments").
         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement
            Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
            Investments.
         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

II.    Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
         relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|   Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
         Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing
         specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|   Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|   Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|   A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|_|   Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for
         Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
|_|   A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for
         Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by
         December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds
         (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|   Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund,
         Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
|_|   Shares purchased with the proceeds of maturing principal units of any
         Qualified Unit Investment Liquid Trust Series.
|_|   Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
         4) Hardship withdrawals, as defined in the plan.6
         5) Under a Qualified Domestic Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.7
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|   For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|   For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
III.    Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer
                                        Funds
--------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|   Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|   The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security
         Administration.
|_|   Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S.  Government Trust from accounts of clients of financial  institutions that have entered into a special arrangement with the Distributor for this purpose.

|_|   Redemptions  of Class C shares of an  Oppenheimer  fund in amounts of $1 million or more  requested  in writing by a  Retirement  Plan sponsor and submitted more than 12 months after the  Retirement  Plan's first purchase of Class C shares,  if the redemption  proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.

|_|   Distributions8 from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.9
         5) To make distributions required under a Qualified Domestic
            Relations Order or, in the case of an IRA, a divorce or
            separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.10
         9) On account of the participant's separation from service.11
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the Distributor.
         11)      Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
         13)      Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the
            aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|_|   Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.
IV.        Special Sales Charge Arrangements for Shareholders of Certain
      Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds
------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value
Funds. To be eligible, those persons must have been shareholders on November
24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds. Those funds include:
   Oppenheimer Quest Value Fund, Inc.  Oppenheimer Small Cap Value Fund
   Oppenheimer Quest Balanced Value Fund  Oppenheimer Quest International
   Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds,
         or
|_|   purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

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                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
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At  least  10 but not        2.00%                2.04%              1.60%
more than 49
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      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain Shareholders. Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.
V.         Special Sales Charge Arrangements for Shareholders of Certain
          Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
                            Investment Accounts, Inc.
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The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account      Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account      CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|   Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
   4) as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.
VI.   Special Reduced Sales Charge for Former Shareholders of Advance America
                                    Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.     Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
                            Convertible Securities Fund
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Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
         Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and
|_|   dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the
         Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

Oppenheimer Limited-Term Government Fund

Internet Web Site:
      www.oppenheimerfunds.com
      ------------------------

Investment Advisor
      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10080

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10080

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL OPP (225.5677)

Custodian Bank
      Citibank, N.A.
      111 Wall Street
      New York, New York 10005

Independent Auditors
      Deloitte & Touche LLP
      555 Seventeenth Street
      Denver, Colorado 80202

Counsel to the Fund
      Myer, Swanson, Adams & Wolf, P.C.
      1600 Broadway
      Denver, Colorado 80202

Counsel to the Independent Trustees
      Mayer, Brown, Rowe & Maw, LLP
      1675 Broadway
      New York, New York 10019
1234

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